                                         LifePoints Funds Class D & E Prospectus


                       Frank Russell Investment Company
                      Supplement Dated December 15, 1997
                   To the Prospectus Dated August 18, 1997
                     as amended through December 15, 1997


Effective August 29, 1997, the following statement is added to the Prospectus:

          "CLASS D SHARES OF THE LIFEPOINTS FUNDS ARE NOT CURRENTLY
                     OFFERED OR AVAILABLE FOR INVESTMENT"

     . As the third sentence of the first paragraph on page 1
     . As the second sentence of the second-to-last paragraph on page 2
     . As the second sentence of the second paragraph on page 5
     . Immediately following the heading "CLASS D SHARES" on page 6
     . As the second sentence under "ELIGIBLE INVESTORS" on page 16
     . As the first sentence under "PURCHASE OF LIFEPOINTS FUND SHARES" on page 30

                       FRANK RUSSELL INVESTMENT COMPANY
                        909 A STREET, TACOMA, WA 98402
                           TELEPHONE (800) 972-0700
                         IN WASHINGTON (253) 627-7001

  Frank Russell Investment Company (the "Investment Company") is a "series mutual fund" with 28 different investment portfolios referred to as the "Funds." This Prospectus describes and offers shares of beneficial interest in the Class D and Class E Shares of the five Funds listed below (the "LifePoints Funds"). Each of the LifePoints Funds invests in different combinations of other Funds (the "Underlying Funds") which, in turn, invest in different combinations of stocks, bonds and cash equivalents. The Investment Company believes that these combinations offer varying degrees of potential risk and reward.

    Equity Balanced Strategy Fund                   Moderate Strategy Fund
    Aggressive Strategy Fund                        Conservative Strategy Fund
    Balanced Strategy Fund

  Frank Russell Investment Management Company ("FRIMCo") operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the Underlying Funds in which the LifePoints Funds may invest.

  SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC") OR BY ANY OTHER GOVERNMENT AGENCY; ARE NOT OBLIGATIONS OF THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK; ARE NOT ENDORSED OR GUARANTEED BY ANY BANK; ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED; AND MAY FLUCTUATE IN VALUE, SO THAT WHEN THEY ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Frank Russell Investment Company is organized as a Massachusetts business trust under an amended Master Trust Agreement dated July 26, 1984. The Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment funds, which interests may be offered in one or more classes. The Investment Company is a diversified, open-end management investment company, commonly known as a "mutual fund."

  This Prospectus sets forth concisely information about the Investment Company and the Class D and Class E Shares of its five LifePoints Funds that a prospective investor ought to know before investing. The Investment Company has filed a Statement of Additional Information dated August 18, 1997, with the Securities and Exchange Commission (the "SEC") which contains additional information regarding the LifePoints Funds. The Statement of Additional Information is incorporated herein by reference. The Statement of Additional Information, or a paper copy of this Prospectus, if you have received your Prospectus electronically, may be obtained without charge by writing to the Secretary, Frank Russell Investment Company, at the address shown above or by telephoning (800) 972-0700. This Prospectus should be read carefully and retained for future reference. This Prospectus relates only to the Class D and Class E Shares of the LifePoints Funds. The Funds also have authorized Class S shares which are not offered at the date of this Prospectus for public investment.

  The Statement of Additional Information, material incorporated by reference into this Prospectus, and other information regarding the Investment Company and the Funds is maintained electronically with the SEC at its Internet web site (http://www.sec.gov).

                       PROSPECTUS DATED AUGUST 18, 1997
                     AS AMENDED THROUGH DECEMBER 15, 1997

  Each LifePoints Fund diversifies its assets by investing, at present, in the Class S Shares of six to eight Underlying Funds. Allocation decisions reflect FRIMCo's outlook for the economy, financial markets and the relative valuations of the Underlying Funds. Each LifePoints Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds. Each LifePoints Fund and its investment objective are set forth below. An investor can select investments in one or more LifePoints Funds appropriate to the present investment aims, lifestyle and economic status of the investor or the investor's clients, and can use reallocation of assets among LifePoints Funds to reflect changes in these factors which occur over time.

  EQUITY BALANCED STRATEGY FUND seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

  AGGRESSIVE STRATEGY FUND seeks to achieve high, long-term capital appreciation, with low current income while recognizing the possibility of substantial fluctuations in year-to-year market values.

  BALANCED STRATEGY FUND seeks a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

  MODERATE STRATEGY FUND seeks to achieve moderate long-term capital appreciation with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

  CONSERVATIVE STRATEGY FUND seeks to achieve moderate total rate of return through low capital appreciation and reinvestment of a high level of current income.

  This Prospectus describes and offers both Class D and Class E Shares of the five LifePoints Funds. The LifePoints Funds had not yet commenced operations as of May 23, 1997, and did not have any aggregate assets as of that date.

  The Investment Company's Funds had aggregate net assets of approximately $10 billion on May 5, 1997.

                       HIGHLIGHTS AND TABLE OF CONTENTS

  ANNUAL FUND OPERATING EXPENSES OF THE CLASS D AND CLASS E SHARES OF THE LIFEPOINTS FUNDS summarizes the fees paid by shareholders and provides an example showing the effect of these fees together with the indirect expenses of the Underlying Funds on a $1,000 investment over time without the manager waiver in effect. PAGE 6.

  THE PURPOSE OF THE LIFEPOINTS FUNDS is to provide a simple and effective means for an Eligible Investor to employ a diversified mutual fund investment allocation program suited to pursuing the long-term investment goals of the investor or its clients. The LifePoints Funds are especially useful for participants in tax-deferred retirement plans. The LifePoints Funds take advantage of FRIMCo's asset allocation technology, as well as the Underlying Funds' use of FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" techniques and money manager evaluation services, on an economical and efficient basis. PAGE 10.

  FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are: (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and
(ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." PAGE 10.

  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. Each LifePoints Fund provides an additional layer of "multi-asset" diversification by allocating its assets among several Underlying Funds, most of which employ multiple money managers in pursuit of their investment objectives. PAGE 10.

  INVESTMENT OBJECTIVES AND ASSET ALLOCATION FRAMEWORKS OF THE LIFEPOINTS FUNDS are designed to meet the investment goals of long-term Eligible Investors. While the LifePoints Funds invest primarily in the Underlying Funds, each LifePoints Fund pursues a different investment objective by allocating its assets among a number of Underlying Funds which pursue a variety of their investment objectives. PAGE 11.

  INVESTMENT POLICIES, RESTRICTIONS AND RISKS OF THE LIFEPOINTS FUNDS should be considered in deciding whether to invest in a LifePoints Fund. "Fundamental" investment objectives, policies, and restrictions may not be changed without the approval of a majority of the shareholders of an affected LifePoints Fund. While the LifePoints Funds' principal investment will be in the Class S Shares of Underlying Funds, they may also invest in other types of securities. Risks associated with certain investment policies of the Underlying Funds should be considered when investing in the LifePoints Funds. PAGE 14.

  ELIGIBLE INVESTORS are principally those institutional investors and financial intermediaries which have entered into an Asset Management Services Agreement with FRIMCo and institutions or individuals who have acquired shares through such institutions or financial intermediaries. Institutions and financial intermediaries selling Class E Shares of the LifePoints Funds may only offer to sell Class E Shares to certain of their clients. PAGE 16.

  GENERAL MANAGEMENT OF THE UNDERLYING FUNDS AND THE LIFEPOINTS FUNDS is provided by FRIMCo, which employs the officers and staff required to manage and administer the Underlying Funds and the LifePoints

Funds on a day-to-day basis. All services necessary for the operation of the LifePoints Funds (including accounting, custody, auditing, legal and shareholder servicing) are arranged for by FRIMCo pursuant to the Special Services Agreement (the "Services Agreement") between FRIMCo and each LifePoints Fund and each Underlying Fund in which it invests. Frank Russell Company provides to the Underlying Funds and FRIMCo comprehensive consulting and money manager evaluation services. PAGE 17.

  OPERATING EXPENSES OF THE LIFEPOINTS FUNDS are allocated among and borne by the Underlying Funds in which the LifePoints Funds invest or by FRIMCo, in either case pursuant to the Services Agreement. Except as to a 0.25% management fee and a 0.25% Shareholder Services Fee applicable to the Class D and Class E Shares and a 0.25% Rule 12b-1 distribution fee applicable only to Class D Shares, the LifePoints Funds are not subject to any operating expenses, because each LifePoints Fund's operating expense will be paid by the Underlying Funds to the extent that the Underlying Funds receive an economic benefit. Any operating expense of a LifePoints Fund in excess of the economic benefit realized by the Underlying Funds will be paid by FRIMCo. As noted above, each Lifepoints Fund has agreed to pay FRIMCo a management fee equal to 0.25% of the Fund's average daily net assets for providing investment supervisory services. Currently, this fee is being voluntarily waived by FRIMCo. In addition to the management fee, the LifePoints Funds will indirectly bear their proportionate share of operating expenses that include the management fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Fund will also bear a proportionate part of management fees paid by an Underlying Fund, each of the management fees paid is based upon the services received by the respective Fund. PAGE 19.

  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS are evaluated and recommended by FRIMCo and Frank Russell Company. The money managers have complete discretion to purchase and sell portfolio securities for their segment of an Underlying Fund consistent with the Underlying Fund's investment objectives, policies and restrictions, and the specific strategies developed by Frank Russell Company and FRIMCo. The LifePoints Funds do not employ money managers, other than FRIMCo, and therefore, do not pay management fees. The determination of how the LifePoints Funds' assets will be allocated among the Underlying Funds is made by FRIMCo pursuant to each LifePoints Fund's investment objectives and policies. The LifePoints Funds, as shareholders of the Underlying Funds, benefit from the multi-style, multi-manager services provided to the Underlying Funds. PAGE 20.

  INVESTMENT OBJECTIVES, POLICIES AND RISKS OF THE UNDERLYING FUNDS should be considered when deciding whether to invest in a LifePoints Fund. "Fundamental" investment objectives, policies and restrictions may not be changed without the approval of a majority of the shareholders of an affected Underlying Fund. Risks associated with certain investment policies of the Underlying Funds, such as market volatility risk, political risk, and credit risk, are disclosed in connection with a description of the policies giving rise to such risks. PAGE 20.

  DIVIDENDS AND DISTRIBUTIONS may be reinvested in additional shares or received in cash. Dividends from net investment income are declared quarterly by each of the LifePoints Funds. All LifePoints Funds declare distributions from net realized capital gains, if any, at least annually. PAGE 26.

  INCOME TAXES PAID BY THE LIFEPOINTS FUNDS should be nominal. Taxable shareholders of the LifePoints Funds will be subject to federal taxes on dividends and capital gains distributions and may also be subject to state or local taxes. PAGE 27.

  LIFEPOINTS FUND PERFORMANCE, including yields and total return information, is calculated in accordance with formulas prescribed by the Securities and Exchange Commission. PAGE 28.

  VALUATION OF LIFEPOINTS FUND SHARES occurs each business day. Class D and Class E Shares are purchased or redeemed based upon the next computed net asset value per share of each LifePoints Fund. Unless otherwise indicated, "shares" in this Prospectus refers to the Class D and Class E Shares of the LifePoints Funds. PAGE 30.

  PURCHASE OF LIFEPOINTS FUND SHARES may be accomplished on each business day. The Class D Shares are presently subject to a management fee of 0.25%, a Rule 12b-1 distribution fee of 0.25% and a Shareholder Service Fee of up to 0.25%. The Class E Shares are presently subject to a management fee of 0.25%, and a Shareholder Service Fee of up to 0.25%. PAGE 30.

  REDEMPTION OF LIFEPOINTS FUND SHARES may be requested on any business day. There is no redemption charge. The redemption price is the next computed net asset value after receipt of the redemption request. The LifePoints Funds reserve the right to redeem in kind any portion of a redemption request. PAGE 32.

  ADDITIONAL INFORMATION is also included in this Prospectus concerning the:
Distributor, Custodian, Independent Accountants and Reports; Organization, Capitalization and Voting; and Money Manager Profiles. PAGE 34.

  The LifePoints Funds are authorized to offer one other class of shares, the Class S Shares, which is designed to meet different investor needs. Class S Shares of the LifePoints Funds are not, as of the date of this Prospectus, being offered to investors. PAGE 35.

    ANNUAL FUND OPERATING EXPENSES OF THE CLASS D AND CLASS ESHARES OF THE
                               LIFEPOINTS FUNDS

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class D and Class E Shares of the LifePoints Funds will bear directly or indirectly. Each LifePoints Fund will indirectly bear its pro rata share of the expenses of the Underlying Funds in which the LifePoints Fund invests. THE EXAMPLE PROVIDED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                CLASS D SHARES

                              EQUITY
                             BALANCED AGGRESSIVE BALANCED MODERATE CONSERVATIVE
                             STRATEGY  STRATEGY  STRATEGY STRATEGY   STRATEGY
                               FUND      FUND      FUND     FUND       FUND
                             -------- ---------- -------- -------- ------------
CLASS D SHARES SHAREHOLDER
 TRANSACTION EXPENSES:
 Sales Load Imposed on Pur-
  chases...................    None      None      None     None       None
 Sales Load Imposed on Re-
  invested Dividends.......    None      None      None     None       None
 Deferred Sales Load.......    None      None      None     None       None
 Redemption Fees...........    None      None      None     None       None
 Exchange Fees.............    None      None      None     None       None
ANNUAL CLASS D SHARES
OPERATING EXPENSES:#
(as a percentage of average
net assets)
 Management Fees ##........    0.25%     0.25%     0.25%    0.25%      0.25%
 12b-1 Fees*...............    0.25%     0.25%     0.25%    0.25%      0.25%
 Other Expenses (After Re-
  imbursement)**
  Custodian Fees (After Re-
   imbursement)**..........    None      None      None     None       None
  Transfer Agent Fees (Af-
   ter Reimbursement)**....    None      None      None     None       None
  Other Fees (After Reim-
   bursement)+ **..........    0.25%     0.25%     0.25%    0.25%      0.25%
  Total Other Expenses (Af-
   ter Reimbursement)**....    0.25%     0.25%     0.25%    0.25%      0.25%
 Total Class D Operating
  Expenses (After
  Reimbursement)** *** ##      0.75%     0.75%     0.75%    0.75%      0.75%

---------------------
# Annual Class D Shares operating expenses are estimated based on average net assets expected to be invested during the fiscal year ending December 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

+ Class D Shares of each LifePoints Fund can pay up to 0.25% of average net assets as a Shareholder Service Fee.

## FRIMCo has voluntarily agreed to waive its Management fee of 0.25% of average net assets. This waiver is intended to be in effect through December 31, 1997 but may be revised or eliminated at any time without notice to shareholders.

* Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. See "Distribution and Shareholder Services Plans."

** The LifePoints Funds' operating expenses will be paid by the Underlying
   Funds and/or FRIMCo, as more fully described below. If there were no waiver of Management fees or reimbursement of operating expenses by the Underlying Funds or FRIMCo, the estimated "Total Other Expenses" would be 5.59% for the Equity Balanced Strategy Fund, 4.91% for the Aggressive Strategy Fund, 0.76% for the Balanced Strategy Fund, 3.97% for the Moderate Strategy Fund, and 4.15% for the Conservative Strategy Fund, and the "Total Class D Operating Expenses" would have been 6.09% for the Equity Balanced Strategy Fund, 5.41% for the Aggressive Strategy Fund, 1.26% for the Balanced Strategy Fund, 4.47% for the Moderate Strategy Fund, and 4.65% for the Conservative Strategy Fund.

*** Investors purchasing Class D Shares of the LifePoints Funds through a financial intermediary, such as a bank, broker or an investment adviser, may also be required to pay additional fees to the financial intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged by the intermediary.

                                CLASS E SHARES

                              EQUITY
                             BALANCED AGGRESSIVE BALANCED MODERATE CONSERVATIVE
                             STRATEGY  STRATEGY  STRATEGY STRATEGY   STRATEGY
                               FUND      FUND      FUND     FUND       FUND
                             -------- ---------- -------- -------- ------------
CLASS E SHARES SHAREHOLDER
 TRANSACTION EXPENSES:
 Sales Load Imposed on Pur-
  chases...................    None      None      None     None       None
 Sales Load Imposed on Re-
  invested Dividends.......    None      None      None     None       None
 Deferred Sales Load.......    None      None      None     None       None
 Redemption Fees...........    None      None      None     None       None
 Exchange Fees.............    None      None      None     None       None
ANNUAL CLASS E SHARES OPER-
 ATING EXPENSES:#
(as a percentage of average
 net assets)
 Management Fees ##........    0.25%     0.25%     0.25%    0.25%      0.25%
 12b-1 Fees................    None      None      None     None       None
 Other Expenses (After Re-
  imbursement)**:
  Custodian Fees (After Re-
   imbursement)**..........    None      None      None     None       None
  Transfer Agent Fees (Af-
   ter Reimbursement)**....    None      None      None     None       None
  Other Fees (After Reim-
   bursement)+ **..........    0.25%     0.25%     0.25%    0.25%      0.25%
  Total Other Expenses (Af-
   ter Reimbursement)**....    0.25%     0.25%     0.25%    0.25%      0.25%
 Total Class E Operating
  Expenses (After
  Reimbursement)** *** ##..    0.50%     0.50%     0.50%    0.50%      0.50%

---------------------
# Annual Class E Shares operating expenses are estimated based on average net assets expected to be invested during the fiscal year ending December 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

+ Class E Shares of each LifePoints Fund can pay up to 0.25% of average net assets as a Shareholder Service Fee.

## FRIMCo has voluntarily agreed to waive the Management fee of 0.25% of average net assets. This waiver is intended to be in effect through December 31, 1997 but may be revised or eliminated at any time without notice to shareholders.

** The LifePoints Funds' operating expenses will be paid by the Underlying
   Funds and/or FRIMCo, as more fully described below. If there were no waiver of Management fees or reimbursement of operating expenses by the Underlying Funds or FRIMCo, the estimated "Total Other Expenses" would be 5.59% for the Equity Balanced Strategy Fund, 4.91% for the Aggressive Strategy Fund, 0.76% for the Balanced Strategy Fund, 3.97% for the Moderate Strategy Fund, and 4.15% for the Conservative Strategy Fund, and the "Total Class E Operating Expenses" would have been 5.84% for the Equity Balanced Strategy Fund, 5.16% for the Aggressive Strategy Fund, 1.01% for the Balanced Strategy Fund, 4.22% for the Moderate Strategy Fund, and 4.40% for the Conservative Strategy Fund.

*** Investors purchasing Class E Shares of the LifePoints Funds through a financial intermediary, such as a bank, broker or an investment adviser, may also be required to pay additional fees to the financial intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged by the intermediary.

  Although Class D and Class E Shares of the LifePoints Funds will be subject to a 0.25% management fee and a 0.25% Shareholder Service Fee and the Class D Shares will be subject to an additional 0.25% Rule 12b-1 distribution fee, neither class will bear any operating expenses. The operational expenses will be paid by the Underlying Funds in which they invest to the extent that an Underlying Fund receives a net reduction in its otherwise anticipated operating expenses as a result of the LifePoints Funds' investment in that Underlying Fund's shares. The operating expense-savings that are expected to be realized by the Underlying Funds from the LifePoints Funds result primarily from the assumed reduction in the number of accounts that each Underlying Fund has to maintain due to the existence of the LifePoints Funds (i.e., one account per investor as opposed to one for each Underlying Fund per investor if the investor duplicated a LifePoints Fund's investment program by investing directly in the Underlying Funds) and from the assumed reductions in investor trading activity. Any LifePoints Funds operational expenses that are in excess of the estimated savings to the Underlying Funds will be borne by FRIMCo, an arrangement that can be terminated at any time by FRIMCo in its sole discretion without notice to shareholders but which will not be terminated prior to April 30, 1998. (See "Expenses of the LifePoints Funds" for an explanation of the Special Service Agreement under which the LifePoints Funds' operating expenses are allocated among and borne by the Underlying Funds in which the LifePoints Funds invest.) However, while the LifePoints Funds are expected to operate without expense (except as to the management fee and any Rule 12b-1 and Shareholder Service Fees), shareholders in a LifePoints Fund will bear indirectly the proportionate expenses of the Underlying Funds in which the LifePoints Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the LifePoints Funds may invest (based on information as of December 31, 1996). Where applicable, expense ratios are restated to reflect current fees. As explained in this Prospectus, each LifePoints Fund intends to invest in some, but not all, of the Underlying Funds.

                                                                 TOTAL OPERATING
        UNDERLYING FUND                                          EXPENSE RATIOS
        ---------------                                          ---------------
      Diversified Equity Fund...................................       .94%
      Special Growth Fund.......................................      1.19%
      Quantitative Equity Fund..................................       .93%
      International Securities Fund.............................      1.30%
      Diversified Bond Fund.....................................       .61%
      Volatility Constrained Bond Fund..........................       .76%
      Multistrategy Bond Fund...................................       .80%
      Real Estate Securities Fund...............................      1.04%
      Emerging Markets Fund.....................................      1.71%

  The following table illustrates the indirect expense ratio that each LifePoints Fund would have incurred based on its allocation strategy in the Underlying Funds for the year ended December 31, 1996 if it had been operational:

                                                                     INDIRECT
        LIFEPOINTS FUND                                           EXPENSE RATIOS
        ---------------                                           --------------
      Equity Balanced Strategy Fund..............................      1.08%
      Aggressive Strategy Fund...................................      1.05%
      Balanced Strategy Fund.....................................       .92%
      Moderate Strategy Fund.....................................       .85%
      Conservative Strategy Fund.................................       .80%

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in the Class D and Class E Shares of each of the LifePoints Funds including the indirect expenses of the Underlying Funds, assuming at any time during the periods noted below (1) 5% annual return and (2) redemption at the end of each time period:

        CLASS D SHARES:                                           1 YEAR 3 YEARS
        ---------------                                           ------ -------
      Equity Balanced Strategy Fund..............................  $18     $58
      Aggressive Strategy Fund...................................  $18     $57
      Balanced Strategy Fund.....................................  $17     $53
      Moderate Strategy Fund.....................................  $16     $50
      Conservative Strategy Fund.................................  $16     $49
        CLASS E SHARES:                                           1 YEAR 3 YEARS
        ---------------                                           ------ -------
      Equity Balanced Strategy Fund..............................  $16     $50
      Aggressive Strategy Fund...................................  $16     $49
      Balanced Strategy Fund.....................................  $14     $45
      Moderate Strategy Fund.....................................  $13     $43
      Conservative Strategy Fund.................................  $13     $41

                      THE PURPOSE OF THE LIFEPOINTS FUNDS

  The LifePoints Funds have been organized to provide a simple and effective means for Eligible Investors to structure a diversified mutual fund investment allocation program that is suited to the long-term investment goals of the investor, and that permits an investor to access and use FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" method of investment. The LifePoints Funds, by investing in the Class S Shares of the Underlying Funds, obtain FRIMCo's and Frank Russell Company's money manager evaluation services, on a pooled and cost-effective basis.

                FRANK RUSSELL COMPANY--CONSULTANT TO THE FUNDS

  Frank Russell Company, founded in 1936, has been providing comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. The Company and its affiliates have offices in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo, and have approximately 1,300 associates.

  Three functions are at the core of Frank Russell Company's consulting service:

  Objective Setting: Defining appropriate investment objectives and desired investment returns based upon the client's unique situation and tolerance for risk.

  Asset Allocation: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in the manner most likely to achieve the client's objectives.

  Money Manager Research: Evaluating and recommending professional investment advisory and management organizations to make specific portfolio investments for each asset class in accord with the specified objectives, investment styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique with the goals of reducing risk and increasing returns.

                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  FRIMCo and Frank Russell Company believe that capital market history shows that no one particular asset class provides consistent and/or above-average total return results, either on an absolute or relative basis, over extended periods of time. For example, there are periods of time when equity securities outperform fixed-income securities, and vice versa. Similarly, there are periods when securities selected for particular characteristics, or using particular investment styles, outperform other types of securities. For example, there are periods of time when equity securities with growth characteristics outperform equities with income characteristics, and vice versa. While these performance cycles tend to repeat themselves, they do so with no regularity. The blending of asset classes and investment styles on a complementary basis can obtain more consistent returns over longer time periods with a reduction of risk (volatility), although a particular asset class or investment style--or a particular Fund investing in one asset class or using a particular style--may not achieve above-average performance at any given point in the market.

  Similarly, FRIMCo and Frank Russell Company believe financial markets generally are efficient, and few money managers have shown the ability to time the major highs and lows in the securities markets with any high degree of consistency. However, some money managers have shown a consistent ability to achieve superior results within selected asset classes and styles and have demonstrated expertise in particular areas. Thus, by combining a mix of investment styles within each asset class and then selecting money managers for their ability to invest in a particular style, the investor may seek to achieve increased returns.

  Substantial pools of investment assets are required to achieve the cost effective and efficient allocation of assets among various asset classes and investment styles, to use multiple money managers, and to support the research and evaluation efforts required to select appropriate money managers. By pooling the assets of institutions and individuals with smaller to medium-sized accounts in a series of Funds, including the LifePoints Funds, with different objectives and policies, FRIMCo believes that they are able to provide its and Frank Russell Company's multi-style, multi-manager, multi-asset diversification techniques and money manager evaluation services to Eligible Investors on a basis which is both efficient and cost effective for the investor, FRIMCo and Frank Russell Company.

  The advantages of diversifying among a mixture of investment styles and money managers are potentially even greater with the LifePoints Funds, where each LifePoints Fund will typically invest in shares of from six to eight Underlying Frank Russell Investment Company Funds. The LifePoints Funds have been created in response to increasing demand by mutual fund investors for a simple and effective means of structuring a diversified mutual fund investment program suited to their general needs. The proliferation of mutual funds has left many investors confused and in search of a simpler means to manage their investments. FRIMCo has long stressed the value of diversifying investments in a number of mutual funds (e.g., a money market fund for liquidity and price stability, a growth fund for long-term appreciation, an income fund for current income and relative safety of principal, an international fund for greater potential diversification, etc.), and has offered its advisory expertise in assisting investors to determine such issues as which mutual funds to select, how much of their assets to commit to each fund, and when to reallocate their selections.

             INVESTMENT OBJECTIVES AND ASSET ALLOCATION FRAMEWORKS
                            OF THE LIFEPOINTS FUNDS

  The investment objectives of the LifePoints Funds are subject to the investment restrictions and asset allocation policies described in this Prospectus. The investment objective of each LifePoints Fund is as follows:

  . EQUITY BALANCED STRATEGY FUND seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

  . AGGRESSIVE STRATEGY FUND seeks to achieve high, long-term capital appreciation, with low current income while recognizing the possibility of substantial fluctuations in year-to-year market values.

  . BALANCED STRATEGY FUND seeks a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

  . MODERATE STRATEGY FUND seeks to achieve moderate long-term capital appreciation with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

  . CONSERVATIVE STRATEGY FUND seeks to achieve moderate total rate of return through low capital appreciation and reinvestment of a high level of current income.

  The investment objectives of the LifePoints Funds are summarized below in a chart that illustrates the degree to which each LifePoints Fund seeks to obtain capital appreciation, income, and stability of principal:

                                                                     POSSIBILITY
                                                 CAPITAL                 OF
     LIFEPOINTS FUND NAME                      APPRECIATION  INCOME  FLUCTUATION
     --------------------                      ------------ -------- -----------
   Equity Balanced Strategy Fund..............     High       Low       High
   Aggressive Strategy Fund...................     High       Low       High
   Balanced Strategy Fund.....................   Moderate   Moderate  Moderate
   Moderate Strategy Fund.....................   Moderate     High    Moderate
   Conservative Strategy Fund.................     Low        High       Low

  There is no assurance that a LifePoints Fund will achieve its stated objective. The investment objective of each LifePoints Fund is fundamental and cannot be changed without the approval of a majority of shareholders of the particular LifePoints Fund.

  Each of the LifePoints Funds allocates its assets by investing in shares of a diversified group of from six to eight Underlying Funds. Each of the LifePoints Funds will adjust its investments within set limits based on FRIMCo's outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the ranges specified below:

                              EQUITY
                             BALANCED AGGRESSIVE BALANCED MODERATE CONSERVATIVE
                             STRATEGY  STRATEGY  STRATEGY STRATEGY   STRATEGY
  UNDERLYING FUND              FUND      FUND      FUND     FUND       FUND
  ---------------            -------- ---------- -------- -------- ------------
Diversified Equity Fund....     30%       21%       16%      11%         5%
Special Growth Fund........     10%       11%        5%       2%       --
Quantitative Equity Fund...     30%       21%       16%      11%         6%
International Securities
 Fund......................     20%       19%       14%       9%         5%
Diversified Bond Fund......    --        --         25%      27%        18%
Volatility Constrained Bond
 Fund......................    --        --        --        33%        60%
Multistrategy Bond Fund....    --         18%       16%     --         --
Real Estate Securities
 Fund......................      5%        5%        5%       5%         5%
Emerging Markets Fund......      5%        5%        3%       2%         1%

================================================================================
[PIE CHART APPEARS HERE]

    5% Real Estate Securities
    5% Emerging Markets
   20% International Securities
   30% Quantitative Equity
   30% Diversified Equity
   10% Special Growth

Equity Balanced Strategy Fund
================================================================================
                                             [PIE CHART APPEARS HERE]

                                                 33% Volatililty Constrained
                                                 27% Diversified Bond
                                                 11% Diversified Equity
                                                  2% Special Growth
                                                 11% Quantitative Equity
                                                  9% International Securities
                                                  2% Emerging Markets
                                                  5% Real Estate Securities

                                             Moderate Strategy Fund
================================================================================
[PIE CHART APPEARS HERE]

    18% Multistrategy Bond
     5% Real Estate Securities
     5% Emerging Markets
    19% International Securities
    21% Diversified Equity
    11% Special Growth
    21% Quantitative Equity

Aggressive Strategy Fund
================================================================================
                                             [PIE CHART APPEARS HERE]

                                                 60% Volatility Constrained
                                                  5% Diversified Equity
                                                  6% Quantitative Equity
                                                  5% International Securities
                                                  1% Emerging Markets
                                                  5% Real Estate Securities
                                                 18% Diversified Bond

                                             Conservative Strategy Fund
===============================================================================
[PIE CHART APPEARS HERE]

    16% Multistrategy Bond
    25% Diversified Bond
     5% Real Estate Securities
    16% Diversified Equity
     5% Special Growth
    16% Quantitative Equity
    14% International Securities
     3% Emerging Markets

Balanced Strategy Fund

                       INVESTMENT POLICIES, RESTRICTIONS
                       AND RISKS OF THE LIFEPOINTS FUNDS

  Each LifePoints Fund's investment policies and practices are subject to further restrictions and risks which are described in the Statement of Additional Information. The LifePoints Funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval. The LifePoints Funds' allocation ranges, as described in the previous section, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval. Shareholders will be notified of any material change in such investment programs.

  Cash Reserves. Each LifePoints Fund is authorized to invest its cash reserves (i.e., funds awaiting investment in the Underlying Funds) in money market instruments and in debt securities which are at least comparable in quality to the permitted investments of the Underlying Funds which may be acquired by that LifePoints Fund. Each LifePoints Fund may also invest its cash reserves in the Investment Company's Money Market Fund. The Investment Company's Money Market Fund, described in a separate prospectus, seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term, high-grade, money market instruments. A LifePoints Fund investing in the Money Market Fund will indirectly bear its proportionate share of the management fee and other expenses incurred by the Money Market Fund.

  Repurchase Agreements. Each LifePoints Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the LifePoints Fund as collateral (102% of the amount of cash paid by the LifePoints Fund to such party at time of the agreement) should fall below the repurchase price, the LifePoints Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" below, no LifePoints Fund will invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

  Reverse Repurchase Agreements. Each LifePoints Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by FRIMCo to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a LifePoints Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The LifePoints Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the LifePoints Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the LifePoints Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect, subject to the limitations described in "Investment Policies--Illiquid Securities."

  Illiquid Securities. The LifePoints Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the LifePoints Funds will not invest more than 15% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. Investing in illiquid securities that are considered to be SEC Rule 144A securities could have the effect of increasing the level of a LifePoints Fund's illiquidity to the extent that qualified institutional buyers became, for a time, uninterested in purchasing such securities.

  Diversification. Each LifePoints Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") because it invests in the securities of a limited number of mutual funds. Each of the Underlying Funds in which the LifePoints Funds may invest is a diversified investment company. Each LifePoints Fund intends to qualify as a diversified investment company for purposes of Subchapter M of the Internal Revenue Code.

INVESTMENT RESTRICTIONS OF THE LIFEPOINTS FUNDS

  The LifePoints Funds have fundamental investment restrictions which cannot be changed without shareholder approval. The principal restrictions are the following, which, unless otherwise noted, apply on a Fund-by-Fund basis at the time an investment is being made. No LifePoints Fund will:

    1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies (including the Underlying Funds); and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such LifePoints Fund.

    2. Invest 25% or more of the value of the LifePoints Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities, and shares of the Underlying Funds).

    3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer, as noted below, except with respect to shares of Funds that are investment portfolios of the Investment Company.

    4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes (reverse repurchase agreements are not deemed to be borrowings for the purposes of this limitation).

    5. Invest more than 15% of its net assets in illiquid securities, provided that each LifePoints Fund will not invest more than 5% of its net assets in restricted securities (other than securities eligible for resale under Rule 144A of the 1933 Act.

SPECIAL RISKS AND CONSIDERATIONS OF THE LIFEPOINTS FUNDS

  Investors should consider the following factors when investing in the LifePoints Funds:

  . The investments of each LifePoints Fund will consist primarily of shares of the Underlying Funds, so each LifePoints Fund's investment performance is directly related to the investment performances of the Underlying Funds in which the LifePoints Fund invests.

  . As a matter of policy, the LifePoints Funds will generally allocate their investments among the Underlying Funds within certain ranges. As a result, the LifePoints Funds may have less flexibility to invest than a mutual fund without such constraints.

  . In addition to their principal investments, some or all of the Underlying
    Funds may: invest varying percentages of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; engage in options transactions; make short sales; purchase zero coupon bonds and payment-in-kind bonds; and engage in various other investment practices which result in market risk, currency risk, and the risks of investing in foreign securities.

  . The officers, the Trustees, and FRIMCo (the investment manager of the LifePoints Funds) presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the LifePoints Funds and to the Underlying Funds.

  . Some of the LifePoints Funds may invest in the Emerging Markets Fund, and the Aggressive Strategy Fund may invest in the Multistrategy Bond Fund. The Emerging Markets Fund may invest up to 5% of its net assets, and the Multistrategy Bond Fund may invest up to 25% of its net assets, in lower-rated securities, which are subject to the risks resulting from high yield investing.

                              ELIGIBLE INVESTORS

  Shares of the LifePoints Funds are currently offered only to Eligible Investors. These investors are principally institutional investors and financial intermediaries that have entered into Asset Management Services Agreements (collectively, the "Agreements," and each, an "Agreement") with FRIMCo or distribution agreements with the Investment Company's distributor, and institutions or individuals who acquire shares through such institutions or financial intermediaries. Employees, officers, trustees and directors of FRIMCo or of its affiliates may also invest in the LifePoints Funds.

  Broker-dealers, banks, investment advisers and other financial intermediaries selling Class E Shares of the LifePoints Funds may only offer to sell Class E Shares to certain of their clients. Although the initial minimum aggregate investment in the Class D or Class E Shares of any combination of the LifePoints Funds is $5 million, that initial required minimum investment is waived until further notice. FRIMCo, on behalf of each Fund, reserves the right to change, as to any Fund or any class of that Fund, the categories of investors eligible to purchase shares of that Fund or class of that Fund. Institutions and financial intermediaries which may have a particular interest in the LifePoints Funds include:

  .Bank trust departments managing discretionary institutional or personal trust accounts

  .Banks, other than through their trust departments

  .Registered investment advisors

  .Endowment funds and charitable foundations

  .Broker-dealers

  .Employee welfare plans

  .Pension or profit sharing plans

  .Insurance companies

  The Agreement provides, in general, for the officers and staff of FRIMCo, using the facilities and resources of Frank Russell Company, to assist the Eligible Investor or its client to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of assets among different asset classes and different Underlying Funds by identifying the LifePoints Funds that are best suited to the Eligible Investor's long-term investment goals. Once these decisions have been made, the assets are then invested in one or more of the Funds, which may include one or more LifePoints Funds. A client may change the allocation of its assets among the Funds, including the LifePoints Funds, or withdraw some or all of its assets from the Funds at any time by redeeming Fund shares.

  Shares of the Funds generally are not offered or "retailed" directly to individual investors, although FRIMCo may enter into Agreements with individual investors. Bank trust departments, registered investment advisors, broker-dealers and other Eligible Investors ("Financial Intermediaries") which have entered into Agreements with FRIMCo may acquire shares of the Funds for their customers. FRIMCo provides objective-setting and asset-allocation assistance to such Financial Intermediaries, which in turn provide the objective-setting and asset-allocation services to their customers. These Financial Intermediaries may charge their customers a fee for providing these and possibly other trust or investment-related services. LifePoints Funds may be made available to investors other than under the terms of an Agreement, for instance, pursuant to a distribution agreement with the Investment Company's distributor.

              GENERAL MANAGEMENT OF THE UNDERLYING FUNDS AND THE
                               LIFEPOINTS FUNDS

  The Investment Company's Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Frank Russell Company and the money managers. The Investment Company's officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The money managers are responsible for selection of individual portfolio securities for the assets in the Underlying Funds assigned to them.

  FRIMCo: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds; (ii) provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and custodian; (iii) develops the investment programs, recommends money managers to the Board of Trustees, allocates assets among money managers and monitors the money managers' investment programs and results; (iv) is authorized to select and hire portfolio managers to select individual portfolio securities held in the Underlying Funds' Liquidity Portfolios or as cash reserves for the Funds; and (v) provides the Funds with transfer agent, dividend disbursing and shareholder recordkeeping services. FRIMCo bears the expenses it incurs in providing these services (other than transfer agent, dividend disbursing and shareholder recordkeeping) as well as the costs of preparing and distributing explanatory materials concerning the Funds.

  The responsibility of overseeing the money managers rests upon the officers and employees of FRIMCo. These officers and employees, including their business experience for the past five years, are identified below:

  .Randall P. Lert, who has been Chief Investment Officer of FRIMCo since
  1989.

  . Jean E. Carter, who has been a Portfolio Manager of FRIMCo since 1994.
    From 1990 to 1994, Ms. Carter was a Client Executive in the Investment Group of the Frank Russell Company. Ms. Carter jointly with another portfolio manager identified herein has primary responsibility for management of the International, International Securities and Emerging Markets Funds.

  . James M. Imhof, Manager of Portfolio Trading of FRIMCo, who has supervised the day to day management of the Funds and ongoing analysis and monitoring of Fund money managers since 1989.

  . James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Frank Russell Company. Mr. Jornlin jointly with another portfolio manager identified herein has primary responsible for management of the Real Estate Securities Fund.

  . Randal C. Burge, who has been a Portfolio Manager of FRIMCo since June
    1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has primary responsibility for management of the Fixed I, Fixed Income II, Fixed Income III, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond, Limited Volatility Tax Free, International, International Securities and Emerging Markets Funds.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1988 to 1996, Mr. Trittin was director of the US Equity Manager Research Department with Frank Russell Company. Mr. Trittin currently with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  . C. Nola Williams, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1994 to 1995, Ms. Williams was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Williams was Senior Research Analyst with Frank Russell Company. Ms. Williams currently with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  Frank Russell Company provides to the Funds and FRIMCo the asset management consulting services -- including the objective-setting and asset-allocation technology, and the money manager research and evaluation assistance -- which Frank Russell Company provides to its other consulting clients. Frank Russell Company receives no compensation from the Funds or FRIMCo for its consulting services. Frank Russell Company and FRIMCo as affiliated companies may establish certain intercompany cost allocations for budgeting and product profitability purposes which may reflect Frank Russell Company's consulting services supplied to FRIMCo.

  George F. Russell, Jr., Chairman of the Board of Trustees of the Investment Company, is the Chairman of the Board and controlling shareholder of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

  The Investment Company has received an exemptive order from the SEC which permits the Investment Company, with the approval of its Board of Trustees, to engage and terminate money managers without a shareholder vote and to disclose, on an aggregate basis, the fees paid to the money managers of each Underlying Fund. The Investment Company received shareholder approval to operate under the order at a special meeting of the shareholders held on January 22, 1996.

  For its investment supervisory services, FRIMCo receives a management fee from each LifePoints Fund at the annual rate of 0.25% of the average daily net assets of each Fund, payable to FRIMCo monthly on a pro rata basis. Currently, FRIMCo has voluntarily agreed to waive all of this fee. In addition to the management fee payable by the LifePoints Funds, the LifePoints Funds will indirectly bear a proportionate share of operating expenses that include the management fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Fund will also bear a proportionate part of management fees paid by an Underlying Fund, each of the management fees paid is based upon the services received by the respective Fund. As noted above, FRIMCo receives a management fee from each Underlying Fund. From this fee, FRIMCo, acting as agent for the Investment Company, is responsible for paying the money managers for their investment selection services. The remainder is retained by FRIMCo as compensation for the services described above and to pay expenses. The annual rate of the management fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund, 0.78%; Special Growth Fund, 0.95%; Quantitative Equity Fund, 0.78%; International Securities Fund, 0.95%; Diversified Bond Fund, 0.45%; Volatility Constrained Bond Fund, 0.50%; Multistrategy Bond Fund, 0.65%; Real Estate Securities Fund, 0.85%; and Emerging Markets Fund, 1.20%. The fees of the Underlying Funds, other than the Diversified Bond, Volatility Constrained Bond, and Multistrategy Bond Funds, may be higher than the fees charged by some mutual funds with similar objectives which use only a single money manager. FRIMCo has voluntarily agreed to waive all or a portion of its management fee with respect to certain Underlying Funds.

                  OPERATING EXPENSES OF THE LIFEPOINTS FUNDS

  Each LifePoints Fund seeks to operate at a low operating expense ratio. While each LifePoints Fund will incur its pro rata share of the fees and expenses of the Underlying Funds in which it invests, each Underlying Fund has agreed to pay a pro rata share of the operational expenses of the LifePoints Funds that invest in the Underlying Funds, but only to the extent that the Underlying Funds receive a net reduction in its otherwise anticipated expenses from maintaining numerous investor accounts and from investor trading activity. This arrangement is subject to a Special Service Agreement (the "Service Agreement") between FRIMCo, each LifePoints Fund and the Underlying Funds in which it invests, as well as to certain voluntary expense reimbursement undertakings made by FRIMCo, which can be terminated by FRIMCo in its sole discretion, but which will not be terminated prior to April 30, 1998. Each LifePoints Fund has entered into an Investment Management Agreement with FRIMCo, as well as a Portfolio Management Agreement which governs the providing of sub-advisory services.

  The Services Agreement is entered into, on a yearly basis, between FRIMCo, the LifePoints Funds and the Underlying Funds. The Services Agreement provides that all services necessary for the operation of a LifePoints Fund (including expenses for Fund accounting, custody, auditing, legal and transfer agent services (collectively, "Operating Expenses") (but not including services covered by the management fee and any Rule 12b-1 distribution fee or Shareholder Service Fees which will be borne directly by the LifePoints Funds) will be paid by the Underlying Funds in which the LifePoints Fund invests and/or FRIMCo. In consideration of the benefits derived by the Underlying Funds from the establishment and operation of the LifePoints Funds, each of the Underlying Funds will agree to pay a portion of the LifePoints Fund Operating Expenses. The Operating Expenses will be allocated among and borne by the Underlying Funds in proportion to the average daily value of shares of the Underlying Funds owned by each LifePoints Fund, but in no event will any Underlying Fund bear Operating Expenses in excess of its estimated cost savings. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which would have been established to hold the LifePoints Funds' assets if they had been invested directly in the Underlying Funds and the resulting reduction in shareholder servicing costs from less investor trading activity. Although such cost savings cannot be computed precisely at this time, the estimated savings to the Underlying Funds generated by the operation of the LifePoints Funds, and the consequent payments by the Underlying Funds, are expected to be sufficient to offset most, if not all, of the Operating Expenses incurred by the LifePoints Funds. Under the Services Agreement, FRIMCo has agreed to pay any Operating Expenses of the LifePoints Funds which exceed the estimated savings to each of the Underlying Funds.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

  The assets of each Underlying Fund are allocated currently among the money managers listed in the section "Money Manager Profiles." THE ALLOCATION OF AN UNDERLYING FUND'S ASSETS AMONG MONEY MANAGERS MAY BE CHANGED AT ANY TIME BY FRIMCO. THE MONEY MANAGERS MAY BE EMPLOYED OR THEIR SERVICES MAY BE TERMINATED AT ANY TIME BY FRIMCO, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES OF THE INVESTMENT COMPANY.

  From its management fees, FRIMCo, as agent for the Investment Company, pays all fees to the money managers for their services to the Underlying Funds. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the quarterly average of all the assets allocated to the money manager. For the fiscal year ended December 31, 1996, management fees paid to the money managers were equivalent to the following annual rates expressed as a percentage of the average daily net assets of each Underlying Fund:
Diversified Equity Fund, 0.24%; Special Growth Fund, 0.40%; Quantitative Equity Fund, 0.21%; International Securities Fund, 0.42%; Diversified Bond Fund, 0.08%; Volatility Constrained Bond Fund, 0.18%; Multistrategy Bond Fund, 0.21%; Real Estate Securities Fund, 0.31%; and Emerging Markets Fund, 0.72%.

  Fees paid to the money managers are not affected by any voluntary expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Underlying Funds through broker-dealer affiliates. Each money manager has agreed that once the Investment Company has advanced fees to FRIMCo as agent to make payment of the money manager's fee, the money manager will look only to FRIMCo for the payment of its fee.

  The money managers are selected for the Underlying Funds based primarily upon the research and recommendations of Frank Russell Company, which evaluates quantitatively and qualitatively the manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund within the Underlying Fund's investment objectives, restrictions and policies, and the more specific strategies developed by Frank Russell Company and FRIMCo. Although the money managers' activities are subject to general oversight by the Board of Trustees and officers of the Investment Company, NEITHER THE BOARD, THE OFFICERS, FRIMCO, NOR FRANK RUSSELL COMPANY EVALUATE THE INVESTMENT MERITS OF THE MONEY MANAGERS' INDIVIDUAL SECURITY SELECTIONS.

                   INVESTMENT OBJECTIVES, POLICIES AND RISKS
                            OF THE UNDERLYING FUNDS

  Each Underlying Fund has certain "fundamental" investment objectives, restrictions and policies which may be changed only with the approval of a majority of the Underlying Fund's shareholders. Other policies reflect current practices of the Underlying Funds, and may be changed by the Underlying Funds without the approval of shareholders. Certain of the objectives, policies, and risks are described in this section, and further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the prospectuses of the Underlying Funds. Because the LifePoints Funds invest in the Underlying Funds, investors of the LifePoints Funds will be affected by the Underlying Funds' investment policies in direct proportion to the amount of assets each LifePoints Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a prospectus for an Underlying Fund, contact the Investment Company at 800/972-0700 (in Washington, 253/627-7001).

  Each Underlying Fund's objective is "fundamental," as are the types of securities in which it will invest. Ordinarily, each Underlying Fund will invest more than 65% of its total assets in the types of securities identified in its statement of objectives. However, the Underlying Funds may hold assets as cash reserves for temporary and defensive purposes when their money managers deem that a more conservative approach is desirable or when suitable purchase opportunities do not exist.

                            DIVERSIFIED EQUITY FUND

  The Diversified Equity Fund's objective is to provide income and capital growth by investing principally in equity securities. The Fund may invest in common and preferred stocks, securities convertible into common stocks, rights and warrants.

                              SPECIAL GROWTH FUND

  The Special Growth Fund's objective is to maximize total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund, by investing in equity securities. Current income is a secondary consideration in selecting securities. The Fund may invest in common and preferred stock, convertible securities, rights and warrants. The Fund's investments may include companies whose securities have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 1000(R) Index.

                           QUANTITATIVE EQUITY FUND

  The Quantitative Equity Fund's objectives are to provide a total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities. The Fund will maintain industry weights and economic sector weights near those of the Index. Over time, the Fund's average price/earnings ratio, yield and other fundamental characteristics are expected to be near the averages for the Index. However, the Fund's money managers may temporarily deviate from Index characteristics based upon the managers' investment judgment that this will increase the Fund's total return. The money managers of the Fund generally make stock selections from the set of stocks comprising the Russell 1000(R) Index. The Fund will attempt to be fully invested in common stock at all times. However, the Fund reserves the right to hold up to 20% of Fund assets in liquid reserve for redemption needs.

                         INTERNATIONAL SECURITIES FUND

  The International Securities Fund's objectives are to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Fund invests primarily in equity securities issued by companies domiciled outside of the United States. The Fund may also invest in fixed-income securities, including instruments issued by non-US governments and their agencies, and in US companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States.

  The Fund may invest in equity and debt securities denominated in other than US dollars and gold-related equity investments, including gold mining stocks and gold-backed debt instruments. However, as a matter of fundamental policy, the Fund will not invest more than 20% of its net assets in gold-related investments.

                             EMERGING MARKETS FUND

  The Emerging Markets Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing primarily in equity securities. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies in countries having emerging markets.

  The Fund may invest in common and preferred stocks of emerging market companies, including companies involved in real estate development and gold mining. The Fund may also invest in other types of equity securities and equity derivative securities, such as convertible securities, rights, units, warrants, American Depository Receipts (ADRs) and European Depository Receipts
(EDRs). The Fund's equity securities will primarily be denominated in foreign currencies and may be held outside the United States.

  The Fund may invest up to 5% of its net assets in debt securities that are rated below "investment grade" (i.e., rated lower than BBB by Standard & Poor's Rating Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")) or in unrated securities judged by the money managers of the Fund to be of comparable quality. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional information on the ratings used by S&P and Moody's and a description of lower rated debt securities, see "Investment Policies and Risks of the Underlying Funds--High Risk Bonds" and refer to the Statement of Additional Information.

                          REAL ESTATE SECURITIES FUND

  The Real Estate Securities Fund's objective is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry. Under normal circumstances, the Fund will invest at least 65% of its total assets in income-oriented equity securities of real estate companies, which include shares of real estate investment trusts, partnership units of master limited partnerships, common and preferred stock, and convertible debt securities believed to have attractive equity characteristics. Up to 35% of the Fund's total assets may be invested in other debt securities of real estate companies.

  The Fund will concentrate more than 25% of its total assets in the real estate and real estate related industries. The Fund will therefore be subject to the risks associated with the direct ownership of real estate. Additional risks include declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

  The Fund will attempt to be invested fully at all times. However, the Fund reserves the right to hold up to 20% of the Fund's assets in liquid reserves for redemption needs.

                             DIVERSIFIED BOND FUND

  The Diversified Bond Fund's objectives are to provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities. The Fund's portfolio will consist primarily of conventional debt instruments, including bonds, debentures, US government and US government agency securities, preferred and convertible preferred stocks, and variable amount demand master notes. (These notes represent a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund.) Investment selections will be based on fundamental economic, market, and other factors leading to valuation by sector, maturity, quality and such other criteria as are appropriate to meet the stated objectives. The Fund will ordinarily invest at least 65% of its net assets in securities rated no less than A or A-2 by S&P or A or Prime-2 by Moody's, or judged by the money manager to be of at least equal credit quality to those designations.

                       VOLATILITY CONSTRAINED BOND FUND

  The Volatility Constrained Bond Fund's objectives are the preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics. The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies.

  The Fund will invest in debt securities denominated in currencies of countries whose governments are considered by it to be stable (or, when the Fund invests in countries considered unstable or undeveloped, it will only do so when it believes it is able to hedge substantially the risk of a decline in the currency in which the Fund's portfolio securities are denominated).

  In selecting particular investments for the Fund, the money managers will seek to minimize investment risk by limiting their portfolio investments to debt securities of high-quality issuers.

                            MULTISTRATEGY BOND FUND

  The Multistrategy Bond Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities. The Fund will invest primarily in fixed-income securities, including: US government securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; securities of international agencies or supranational agencies; corporate debt securities; loan participations; corporate commercial paper; indexed commercial paper; variable and floating rate and zero coupon securities; mortgage and other asset-backed securities; municipal obligations; variable amount demand master notes (these notes represent a borrowing arrangement between a commercial paper issuer and an institutional lender, such as the Fund); bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and foreign currency exchange related securities.

  The Fund may invest up to 25% of its net assets in debt securities that are rated below "investment grade" or in unrated securities judged by the money managers of the Fund to be of comparable quality. For a description of lower rated debt securities, see "Investment Policies and Risks of the Underlying Funds--High Risk Bonds" and refer to the Statement of Additional Information.

INVESTMENT POLICIES AND RISKS OF THE UNDERLYING FUNDS

  Investment in Foreign Securities. The Underlying Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

  Depository Receipts. The Underlying Funds may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets.

  Forward Foreign Currency Exchange Contracts ("forward currency contracts"). The International Securities, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond and Emerging Markets Funds may enter into forward currency contracts, which are agreements to exchange one currency for another--for example, to exchange a certain amount of US dollars for a certain amount of Japanese yen--at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that an Underlying Fund enters into a contract. The Underlying Funds may engage in forward contracts that involve a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are denominated. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. The Underlying Funds may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that the Underlying Funds' forward currency contracts are not used to achieve investment leverage, the Funds will segregate liquid assets in an amount at all times equal to or exceeding the Funds' commitment with respect to these contracts.

  Forward currency contracts will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of an Underlying Fund's portfolio securities or adversely affect the price of securities which the Funds intend to purchase at a later date. The amount the Underlying Funds may invest in forward currency contracts is limited to the amount of the Funds' aggregate investments in foreign currencies.

  Options. The Underlying Funds may purchase and sell (write) call and put options on securities and securities indexes provided such options are traded on a national securities exchange or in an over-the-counter market. The Underlying Funds may also purchase and sell put and call options on foreign currencies.

  An Underlying Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. An Underlying Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

  The purchase and writing of options involves certain risks. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

  Where an Underlying Fund writes a call option, it has, in return for the premium it receives, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position.

  Futures Contracts and Options on Futures Contracts. The Underlying Funds may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.

  Each Underlying Fund may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

  There are several risks associated with the use of futures and options on futures contracts for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted.

  High Risk Bonds. The Emerging Markets Fund may invest up to 5% of its net assets, and the Multistrategy Bond Fund may invest up to 25% of its net assets, in lower rated securities or in unrated securities judged by their money managers to be of comparable quality. While lower rated securities generally offer a higher yield than that available from higher grade issues, lower rated debt securities also involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. For additional information, please refer to the Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

  The Board of Trustees presently intends that dividends will be declared from net investment income and net short-term capital gains, if any, for each LifePoints Fund on a quarterly basis, with payment being made sometime in:
April, July, October and December.

  Dividends paid by a LifePoints Fund with respect to its Class D and Class E Shares are calculated in the same manner and at the same time. Both Class D and Class E Shares will share proportionally in any investment income and expenses of a LifePoints Fund, except that the per share dividends of Class D Shares will ordinarily be less than the per share dividends of Class E Shares as a result of the Rule 12b-1 distribution fees charged to Class D Shares.

CAPITAL GAINS DISTRIBUTIONS

  The Board intends that distributions will be declared from capital gains through October 31 (excess of capital gains over capital losses) annually, generally in mid-December. In addition, in order to satisfy certain distribution requirements, a LifePoints Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a LifePoints Fund and received by shareholders on December 31 of the prior year. Capital gains realized during November and December will be distributed during the month of February of the following year.

  In addition, the LifePoints Funds receive capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the LifePoints Funds may generate capital gains through rebalancing the portfolios to meet the Funds' allocation percentages.

  Investors should be aware that by purchasing shares shortly before the record date of a dividend or capital gains distribution, they will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gains distribution. Investors should also be aware that all shareholders, new and old alike, will share in and be taxed on distributions of gain realized by a LifePoints Fund on the sale of securities that have increased in value.

AUTOMATIC REINVESTMENT

  All dividends and distributions will be automatically reinvested, at the net asset value per share at the close of business on the record date, in additional shares of the LifePoints Fund paying the dividend or making the distribution, unless a shareholder elects to have dividends or distributions paid in cash or invested in another Fund. Any election may be changed by delivering written notice no later than ten days prior to the payment date to Frank Russell Investment Management Company, the Investment Company's transfer and dividend paying agent (the "Transfer Agent"), at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                     TAXES

  Each LifePoints Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code (the "Code"). By distributing substantially all of its net investment income and capital gains to shareholders and meeting certain other requirements, a LifePoints Fund will generally not be liable for federal income or excise taxes. The LifePoints Funds may be subject to nominal, if any, state and local taxes.

  For taxable shareholders: Dividends from net investment income and short-term capital gains will be taxable as ordinary dividends, whether paid in cash or reinvested in additional shares. Long-term capital gains distributions declared by the Investment Company's Board are taxed as long-term gains regardless of the length of time a shareholder has held such shares. Distributions paid in excess of a LifePoints Fund's earnings will be treated as a non-taxable return of capital. Dividends and distributions may otherwise also be subject to state or local taxes.

  The sale of shares of a LifePoints Fund is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of a LifePoints Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

  Shareholders of the LifePoints Funds will be notified after each calendar year of the amounts of ordinary income dividends and long-term capital gains distributions, including any amounts which are deemed paid on December 31 of the prior year.

  A LifePoints Fund is required to withhold 31% of all taxable dividends, distributions and redemption proceeds payable to any non-corporate shareholder which does not provide the LifePoints Fund with the shareholder's certified taxpayer identification number or required certifications or which is subject to backup withholding.

  Shareholders who are not US persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of income, estate or other taxes (including income tax withholding) on their investment in a LifePoints Fund or on dividends and distributions received by them from a LifePoints Fund and the application of foreign tax laws.

  Shareholders should consult their tax advisors with respect to the applicability of any state and local intangible property or income taxes to their shares of a LifePoints Fund and distributions and redemption proceeds received from a LifePoints Fund.

  Additional information on these and other tax matters relating to the LifePoints Funds and their shareholders is included in the section entitled "Taxes" in the Statement of Additional Information.

                        CALCULATION OF FUND PERFORMANCE

  From time to time, the LifePoints Funds may advertise their performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period, and includes all recurring fees that are charged to all shareholder accounts.

  Performance will be calculated separately for Class D and Class E Shares of the LifePoints Funds. The Class D Shares have different expenses from the Class E Shares which may affect performance.

  The Moderate and Conservative Strategy Funds also may from time to time advertise their yields. Yield, which is based on historical earnings and is not intended to indicate future performance, is calculated by dividing the net investment income per share earned during the most recent 30-day (or one month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day (or one month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in a LifePoints Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts.

  Each LifePoints Fund may also advertise non-standardized performance information which is for periods in addition to those required to be presented.

FRIMCO'S HISTORICAL PERFORMANCE

  Since the LifePoints Funds are new portfolios, there is no information regarding their past investment performance. However, FRIMCo has a history of investment performance managing model investment portfolios with investment objectives, strategies, policies, and restrictions substantially similar to those of the LifePoints Funds. Set forth below are historical performance data provided by FRIMCo pertaining to those model investment portfolios. The data is provided to illustrate FRIMCo's past performance in managing similar portfolios. The results presented are not intended to predict or suggest the return to be experienced by any LifePoints Fund or the return an individual investor might achieve by investing in a LifePoints Fund. A LifePoints Fund's investment returns may differ from those of the relevant model portfolio because, among other things, the LifePoints Fund's fees and expenses may differ from those of the applicable portfolio.

                          PERCENTAGE TOTAL RETURNS/1/

                       PERIODS ENDING DECEMBER 31, 1996
                                  (UNAUDITED)

                                                       ANNUALIZED
                                          ------------------------------------
                                          ONE  FIVE   TEN  INCEPTION INCEPTION
                                          YEAR YEARS YEARS  TO DATE    DATE
                                          ---- ----- ----- --------- ---------
FRANK RUSSELL INVESTMENT COMPANY ASSET
 ALLOCATION MODEL:
EQUITY BALANCED MODEL
 FRIC Equity Balanced Fund comparable ... 19.7 13.8  13.1     --      9/5/85
AGGRESSIVE STRATEGY MODEL
 FRIC Aggressive Strategy Fund comparable
  ....................................... 16.5 12.5  12.5     --      9/5/85
BALANCED STRATEGY MODEL
 FRIC Balanced Strategy Fund comparable
  ....................................... 13.1 10.8  11.3     --      9/5/85
MODERATE STRATEGY MODEL
 FRIC Moderate Strategy Fund comparable.. 10.5  9.3  10.0     --      9/5/85
CONSERVATIVE STRATEGY MODEL
 FRIC Conservative Strategy Fund compara-
  ble ...................................  8.1  --    --      8.1     1/1/96

---------------------

1 Performance is calculated based on the SEC standardized method. Periods of 12 months and over are annualized. Total returns of model portfolios are presented gross of fees and expenses, and do not reflect deductions of any management fees and Rule 12b-1 or Shareholder Services Fees, which are deducted from net asset value of the Class D or Class E Shares of the LifePoints Funds. The performance for a model portfolio would have been reduced if such Fees had been deducted. Model portfolio performance is based upon the actual mix of Underlying Funds recommended at each specific point in time, which may differ slightly from the current mix. Detail of the changes is available upon request. The Underlying Funds in existence for less than the time periods shown were added to the mix on the following dates: Quantitative Equity Fund, 07/01/87; Real Estate Securities Fund, 01/01/90; Multistrategy Bond Fund, 02/01/93; and Emerging Markets Fund, 04/01/95 (Fund performance for the Emerging Markets Fund is calculated gross of investment services fees, descriptions of which can be obtained from FRIMCo. Investment services fees will reduce performance). Equity Income Fund was removed from the Conservative, Moderate, Balanced, and Aggressive model portfolios as of January 1, 1996.

                      VALUATION OF LIFEPOINTS FUND SHARES

NET ASSET VALUE PER SHARE

  The net asset value per share is calculated for shares of each class of each LifePoints Fund on each business day on which shares are offered or orders to redeem are tendered. For all Funds, a business day is one on which the New York Stock Exchange is open for trading. Net asset value per share is computed for the Class D and Class E Shares by dividing the current value of the LifePoints Fund's assets (i.e., shares of the Underlying Funds plus any other assets held in the portfolio) attributable to a particular class, less liabilities attributable to that class, by the number of shares of the class outstanding, and rounding to the nearest cent. All Funds determine net asset value as of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). The determination is made by appraising each LifePoints Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

VALUATION OF PORTFOLIO SECURITIES

  Money market instruments held by a LifePoints Fund and maturing within 60 days of the valuation date are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The LifePoints Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act. Such money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the LifePoints Fund would receive if it sold the instrument.

                      PURCHASE OF LIFEPOINTS FUND SHARES

  Shares of the LifePoints Funds are sold on each business day at the net asset value next determined after an order is received in proper form, and the order has been accepted. All purchases must be made in US dollars. The LifePoints Funds reserve the right to reject any purchase order.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

  Under a distribution plan (the "Distribution Plan") for the Class D Shares, the Investment Company may pay to the distributor, or any banks, broker-dealers or other financial institutions that have entered into sales support agreements ("Selling Agents"), an amount (the "12b-1 Fee") for the Selling Agents' activities or expenses primarily intended to result in the sale of the Class D Shares of the LifePoints Funds subject to the Distribution Plan. The 12b-1 Fee payments are calculated daily and paid quarterly by the Investment Company, at an annual rate of up to 0.75% of the average daily net assets of a LifePoints Fund's Class D Shares. At the present time, the Board of Trustees has presently determined to limit payments under the Distribution Plan to 0.25% of average daily net assets. The 12b-1 Fee may only be increased when the Trustees determine that it is in the best interests of shareholders of the Class D Shares of the LifePoints Funds to do so.

  The 12b-1 Fees may be used to compensate (a) Selling Agents for sales support services provided, and related expenses incurred with respect to, Class D Shares, by such Selling Agents, and (b) the distributor for distribution services provided by it, and related expenses incurred, including payments by the distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, the Investment Company makes no payments to the distributor except as described above. Therefore, the Investment Company does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Investment Company, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Investment Company under the Distribution Plan.

  In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the distributor or any investment advisors, banks, broker-dealers, financial planners or other financial institutions ("Servicing Agents") for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class D or Class E Shares of the LifePoints Funds. Payments under the Services Plan are calculated daily and paid quarterly by the Investment Company, at an annual rate of up to 0.25% of the average daily net assets of a LifePoints Fund's Class D or Class E Shares.

ORDER PROCEDURES

  Orders by all eligible investors (except for participants in the Three Day Settlement Program described below) to purchase LifePoints Funds shares must be received by the Transfer Agent, either by telephone, mail or entry into the shareholder recordkeeping system on a day when shares of the Funds are offered and orders in proper form accepted prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

  Payment Procedures: Payment for the purchase of Fund shares must be received by the Funds' Transfer Agent or custodian, depending on the method of payment, on the day the order is accepted (except for participants in the Three Day Settlement Program described below). There are several ways to pay for orders for the Funds:

  Federal Funds Wire. Payment for orders may be made by wiring federal funds to the Funds' custodian, State Street Bank and Trust Company (the
"Custodian").

  Automated Clearing House ("ACH"). Payment for orders may be made through the ACH to the Custodian. However, funds transferred by ACH may or may not be converted into federal funds the same day depending on the time the funds are received and on the bank wiring the funds. If the funds are not converted the same day, they will be converted the next business day. Therefore, the order would be placed the next business day.

  Check. Payment for orders may be made by check or other negotiable bank draft payable to "Frank Russell Investment Company" and mailed to a Financial Intermediary or the Transfer Agent, P.O. Box 1591, Tacoma, WA 98401-1591. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. Investments in the Funds will be effected upon receipt of the check or draft by the Transfer Agent when the check or draft is received prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). When the check or draft is received by the Transfer Agent after the close of the New York Stock Exchange, the order will be effected on the following business day.

THREE DAY SETTLEMENT PROGRAM

  The Investment Company will accept orders from financial institutions to purchase Class D or Class E Shares of the LifePoints Funds for settlement on the third business day following the receipt of an order to be paid by federal wire if the financial institution has agreed in writing to indemnify the LifePoints Funds against any losses as a result of nonreceipt of payment. For further information on this program, contact the Investment Company.

THIRD PARTY TRANSACTIONS

  Investors purchasing LifePoints Fund shares through a program of services offered by a Financial Intermediary, such as a bank, broker-dealer, or others, may be required to pay additional fees by such Intermediary. Investors should contact such Financial Intermediary for information concerning what additional fees, if any, may be charged.

EXCHANGE PRIVILEGE

  Shareholders may exchange Class D or Class E Shares of any LifePoints Fund offered by this Prospectus for shares of the same class of another LifePoints Fund offered by this Prospectus on the basis of current net asset value per share at the time of the exchange. Shares of a LifePoints Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by the Investment Company through another prospectus under certain conditions and only in states where the exchange may legally be made. For additional information, including a prospectus of other Investment Company Funds, contact a Financial Intermediary or the Investment Company. Exchanges may be made (i) by telephone if the registrations of the two accounts are identical; or (ii) in writing addressed to the Investment Company.

  An exchange is a redemption of the shares and is treated as a sale for income tax purposes, and a short or long-term capital gain or loss may be realized. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request). Each investor is encouraged to talk with the investor's tax advisor.

                     REDEMPTION OF LIFEPOINTS FUND SHARES

  SHAREHOLDERS UNCERTAIN OF REQUIREMENTS FOR REDEMPTION SHOULD TELEPHONE THE FINANCIAL INTERMEDIARY FROM WHOM THEY RECEIVED THIS PROSPECTUS OR THE FUNDS AT
(800) 972-0700; IN WASHINGTON (253) 627-7001.

  Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below.

  Payment will ordinarily be made in seven days. Generally, redemption proceeds will be wire-transferred to the shareholder's account or to an alternate account provided such request is given to the Transfer Agent in proper form, at a domestic commercial bank which is a member of the Federal Reserve System. Although the Funds currently do not charge such a fee, the Funds reserve the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption requests of recent investments made by check may be withheld for up to 15 days after the date of purchase to assure that checks in payment for orders to purchase shares are collected by the Funds. Upon request, redemption proceeds will be mailed to the shareholder's address of record or to an alternate address provided such request is sent to the Transfer Agent in proper form.

  Request Procedures. Requests by all investors to redeem Investment Company Fund shares must be received by the Transfer Agent, either by telephone, mail, entry into the shareholder recordkeeping system, or through the Systematic Withdrawal Payment Program on the days requests to redeem are tendered prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

  Requests for redemption by telephone or entry into the shareholder recordkeeping system must follow the procedures set forth in the Account Registration and Investment Instruction Form, or alternate procedures may be followed provided such requests are given to the Transfer Agent in proper form. In the unexpected event telephone lines are unavailable, shareholders should use the mail redemption procedures described below.

  Mail. Redemption requests may be made in writing directly to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401. The redemption price will be the net asset value next determined after receipt by FRIMCo of all required documents in good order. "Good order" means that the request must include the following:

    A. A letter of instruction or a stock assignment designating specifically the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

    B. Such other supporting legal documents as are required by applicable law in the case of estates, trusts, guardianships, custodianships, corporations, and pension and profit sharing plans.

  Systematic Withdrawal Payment. The Systematic Withdrawal Payment ("SWP") program is an automated method for redeeming a predetermined dollar amount from a Fund shareholder account to meet a standing request. The program can be used to meet any request for periodic distributions of assets from Fund shareholder accounts.

  SWP Offering Date and Payment Procedures. SWP distributions occur once a month and are paid by wire or check, according to the instructions provided on the SWP form. If a client has more than one Fund from which a SWP is to be received, the client will receive one wire or check for each SWP Fund. SWP transactions are recorded on the twenty-fifth day of each month. If the twenty-fifth day falls on a weekend or holiday, the transaction will be recorded on the preceding business day. SWP payment dates are the first business day after the trade date.

  Distribution Frequency. Payments can be scheduled as monthly, quarterly, semiannual or annual distributions.

  SWP Distribution by Wire. Federal Funds Wire payments will be sent to the designated bank on the payment date.

  SWP Distribution by Check. Checks will be sent by US Postal Service first class mail, to the requested address on the payment date.

  A Systematic Withdrawal Payment form must be completed and mailed to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591. The

Systematic Withdrawal Payment form must be received by Frank Russell Investment Management Company five business days before the initial distribution date.

  Redemption in Kind. A Fund may pay any portion of the redemption amount by a distribution in kind of securities from the Fund's portfolio, in lieu of cash. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if any unlikely emergency conditions, as specified in the 1940 Act or determined by the SEC, should develop.


                            ADDITIONAL INFORMATION

DISTRIBUTOR, CUSTODIAN, INDEPENDENT ACCOUNTANTS, AND REPORTS

  Russell Fund Distributors, Inc., a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

  State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, holds all portfolio securities and cash assets of the Funds, and provides portfolio recordkeeping services. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the LifePoints Funds.

  Coopers & Lybrand L.L.P., Boston, Massachusetts, are the Funds' independent accountants. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P. Shareholders may also receive additional reports concerning the LifePoints Funds, or their accounts, from FRIMCo.

ORGANIZATION, CAPITALIZATION AND VOTING

  The Investment Company was organized as a Maryland corporation on March 6, 1981, and commenced offering shares on October 15, 1981. On January 2, 1985, the Investment Company reorganized by changing its domicile and legal status to a Massachusetts business trust and now operates under an amended Master Trust Agreement dated July 26, 1984. Frank Russell Company has the right to grant the nonexclusive use of the name "Frank Russell" or any derivation thereof to any other investment company or other business enterprise, and to withdraw from the Investment Company the use of the name "Frank Russell."

  The Investment Company issues shares of beneficial interest divisible into an unlimited number of funds, each of which funds is a separate trust under Massachusetts law, and the funds' shares may be offered in multiple classes. Shares of each class of a Fund represent proportionate interests in the assets of that Fund attributable to that class, and have the same voting and other rights and preferences as the shares of other classes of the Fund. Shares of each class of a Fund are entitled to such dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Each share of a class of a Fund has one vote; there are no cumulative voting rights. There are no annual meetings of shareholders, but special meetings may be held. On any matter which affects only a particular Fund or class, only shareholders of that Fund or class, as applicable, will vote, unless otherwise required by the 1940 Act or the amended Master Trust Agreement.

  In addition to offering Class D and Class E Shares, the LifePoints Funds are authorized to offer beneficial interests in Class S Shares. Class S Shares are, as of the date of this Prospectus, not offered for public investment.

  The Trustees hold office for the life of the Investment Company. A Trustee may resign or retire, and a Trustee may be removed at any time by, in substance, a vote of two-thirds of the Investment Company shares. A vacancy in the Board of Trustees shall be filled by the vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders.

  At May 20, 1997, FRIMCo may be deemed by the 1940 Act to control the LifePoints Funds because it owns more than 25% of the voting shares.

                             MONEY MANAGER PROFILES

  The money managers have no other affiliations with the Underlying Funds, FRIMCo, or with Frank Russell Company. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Investment Company Funds, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.

                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by AXA, a French insurance holding company.

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308, Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management, Inc., which is a wholly owned subsidiary of Travelers Group Inc.

  Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. As of the date of this Prospectus, the Investment

Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company L.L.P. ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Mr. Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

  Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                              SPECIAL GROWTH FUND

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

  Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment advisor registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and a SEC registered investment advisor. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

  Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, is a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John
R. Ryan

                           QUANTITATIVE EQUITY FUND

  Barclays Global Fund Advisors, See: Diversified Equity Fund.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104, is a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

                         INTERNATIONAL SECURITIES FUND

  J.P. Morgan Investment Management, Inc., See: Quantitative Equity Fund.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martins Lane., London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Mastholm Asset Management, L.L.C., 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington Limited Liability Corporation that is controlled by the following founding members: Thomas A. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

  Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed:
51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                             EMERGING MARKETS FUND

  Genesis Asset Managers, Ltd., 21 Knights Bridge, London, SW1X 7LY, is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd. is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd., is controlled 55% by management and associated interests and the balance held by outside shareholders, with the largest single holding being 15%.

  J.P. Morgan Investment Management, Inc., See: Quantitative Equity Fund.

  Montgomery Asset Management, L.P., 600 Montgomery Street, 17th Floor, San Francisco, CA 94111, is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

                          REAL ESTATE SECURITIES FUND

  Cohen & Steers Capital Management, 757 Third Avenue, New York, NY 10017, is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

  AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803, is a wholly-owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly-held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

                             DIVERSIFIED BOND FUND

  Lincoln Capital Management Company, See: Diversified Equity Fund.

  Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660, is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

                       VOLATILITY CONSTRAINED BOND FUND

  BlackRock Financial Management, 345 Park Ave., 31st Floor, New York, NY 10154, is a wholly-owned indirect subsidiary of PNC Bank.

  Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

  STW Fixed Income Management Ltd., Trinity Hall, 43 Cedar Avenue, Hamilton HM KX, Bermuda, is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                            MULTISTRATEGY BOND FUND

  BEA Associates, 153 East 53rd Street, 58th Floor, New York, NY 10022, is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner, and is a wholly owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment advisor.

  Pacific Investment Management Company, See: Diversified Bond Fund.

  Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATIONS THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUNDS OR THE MONEY MANAGERS SINCE THE DATE HEREOF; HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                        FRANK RUSSELL INVESTMENT COMPANY
                     909 A STREET, TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                          IN WASHINGTON (253) 627-7001

                                 MONEY MANAGERS

DIVERSIFIED EQUITY                      MULTISTRATEGY BOND
Alliance Capital Management L.P.        BEA Associates
Barclays Global Fund Advisors           Pacific Investment Management Company
Peachtree Asset Management              Standish, Ayer & Wood, Inc.

Equinox Capital Management, Inc.
INVESCO Capital Management, Inc.        REAL ESTATE SECURITIES
Lincoln Capital Management Company      Cohen & Steers Capital Management
Schneider Capital Management            AEW Capital Management, L.P.

Suffolk Capital Management, Inc.
                                        EMERGING MARKETS
Trinity Investment Management Corporation
                                        Genesis Asset Managers, Ltd.

SPECIAL GROWTH                          J.P. Morgan Investment Management, Inc.
Delphi Management, Inc.                 Montgomery Asset Management, L.P.

Fiduciary International, Inc.
GlobeFlex Capital, L.P.                 MANAGER, TRANSFER AND DIVIDEND PAYING
Jacobs Levy Equity Management, Inc.     AGENT
Sirach Capital Management, Inc.         Frank Russell Investment Management
Wellington Management Company, L.L.P.   Company
                                        909 A Street

QUANTITATIVE EQUITY                     Tacoma, Washington 98402

Barclays Global Fund Advisors
Franklin Portfolio Associates L.L.C.    CONSULTANT
J.P. Morgan Investment Management, Inc. Frank Russell Company
                                        909 A Street

INTERNATIONAL SECURITIES                Tacoma, Washington 98402

J.P. Morgan Investment Management, Inc.
Marathon Asset Management Limited       DISTRIBUTOR
Mastholm Asset Management, L.L.C.       Russell Fund Distributors, Inc.
Oechsle International Advisors          909 A Street
Rowe Price-Fleming International, Inc.  Tacoma, Washington 98402

Sanford C. Bernstein & Co., Inc.
                                        INDEPENDENT ACCOUNTANTS
The Boston Company Asset Management, Inc.
                                        Coopers & Lybrand L.L.P.

DIVERSIFIED BOND                        One Post Office Square
Lincoln Capital Management Company      Boston, Massachusetts 02109

Pacific Investment Management Company
Standish, Ayer & Wood, Inc.             LEGAL COUNSEL
                                        Stradley, Ronon, Stevens & Young, LLP

VOLATILITY CONSTRAINED BOND             2600 -- One Commerce Square
BlackRock Financial Management          Philadelphia, Pennsylvania 19103-7098

Standish, Ayer & Wood, Inc.
STW Fixed Income Management Ltd.        OFFICE OF SHAREHOLDER INQUIRIES
                                        909 A Street

                                        Tacoma, Washington 98402
                                        (800) 972-0700
                                        In Washington (253) 627-7001

                       FRANK RUSSELL INVESTMENT COMPANY
                        909 A STREET, TACOMA, WA 98402
                           TELEPHONE (800) 972-0700
                         IN WASHINGTON (253) 627-7001

  Frank Russell Investment Company (the "Investment Company") is a "series mutual fund" with 28 different investment portfolios referred to as the "Funds." This Prospectus describes and offers shares of beneficial interest in the Class S Shares of the eight Funds listed below.

  Frank Russell Investment Management Company ("FRIMCo") operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the individual Funds. There is no sales charge for investing in the Class S Shares of the Funds.

        Equity I Fund    International Fund
        Equity II Fund   Fixed Income I Fund
        Equity III Fund  Fixed Income II Fund
        Equity Q Fund    Fixed Income III Fund

  SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC") OR BY ANY OTHER GOVERNMENT AGENCY; ARE NOT OBLIGATIONS OF THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK; ARE NOT ENDORSED OR GUARANTEED BY ANY BANK; ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED; AND MAY FLUCTUATE IN VALUE, SO THAT WHEN THEY ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Frank Russell Investment Company is organized as a Massachusetts business trust under an amended Master Trust Agreement dated July 26, 1984. The Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment Funds, which interests may be offered in one or more classes. The Investment Company is a diversified open-end management investment company, commonly known as a "mutual fund."

  This Prospectus sets forth concisely information about the Investment Company and the Class S Shares of eight of its Funds that a prospective investor ought to know before investing. The Investment Company has filed a Statement of Additional Information dated May 1, 1997, with the Securities and Exchange Commission. The Statement of Additional Information is incorporated herein by reference and may be obtained without charge by writing to the Secretary, Frank Russell Investment Company, at the address shown above or by telephoning (800) 972-0700. This Prospectus should be read carefully and retained for future reference.

  This Prospectus relates only to the Class S Shares of the eight Funds described herein. The Funds listed above currently do not offer shares of beneficial interest in any other classes.

  The Statement of Additional Information, material incorporated by reference into this Prospectus, and other information regarding the FRIMCo and the Funds is maintained electronically with the SEC at its Internet Web Site (http://www.sec.gov).

                         PROSPECTUS DATED MAY 1, 1997,
                     AS AMENDED THROUGH DECEMBER 15, 1997

  Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

  EQUITY I FUND -- Income and capital growth by investing principally in equity securities.

  EQUITY II FUND -- Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from Equity I Fund, by investing in equity securities.

  EQUITY III FUND -- A high level of current income, while maintaining the potential for capital appreciation by investing in income-producing equity securities.

  EQUITY Q FUND -- Total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.

  INTERNATIONAL FUND -- Favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

  FIXED INCOME I FUND -- Effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

  FIXED INCOME II FUND -- Preservation of capital and generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

  FIXED INCOME III FUND -- Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

  This Prospectus describes and offers Class S Shares of the eight Funds set forth on the first page of this Prospectus. A shareholder of a Fund described herein may pay a quarterly shareholder investment services fee directly to FRIMCo. The fee is computed on the amount the shareholder has invested in the applicable Fund. The Investment Company had aggregate net assets of approximately $10 billion on April 3, 1997. The net assets of these eight Funds on April 3, 1997, were:


Equity I............. $901,974,708
Equity II............ $350,811,383
Equity III........... $200,932,814
Equity Q............. $866,252,959

International........ $943,052,415
Fixed Income I....... $668,822,040
Fixed Income II...... $237,434,172
Fixed Income III..... $302,338,259

                       HIGHLIGHTS AND TABLE OF CONTENTS

  ANNUAL FUND OPERATING EXPENSES summarizes the fees paid by shareholders and provides an example showing the effect of these fees on a $1,000 investment over time. PAGE 5.

  FINANCIAL HIGHLIGHTS summarizes significant financial information concerning the Funds for the period stated herein. PAGE 13.

  THE PURPOSE OF THE FUNDS is to provide a means for Eligible Investors to use FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" techniques and money manager evaluation services on an economical and efficient basis. PAGE 21.

  FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are: (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and
(ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." PAGE 21.

  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. PAGE 21.

  ELIGIBLE INVESTORS are principally those institutional investors and financial intermediaries that have $10 million or more to invest and that invest for their own account or in a fiduciary or agency capacity and which have entered into an Asset Management Services Agreement with FRIMCo and institutions or individuals who have acquired shares through such institutions or financial intermediaries. PAGE 22.

  GENERAL MANAGEMENT OF THE FUNDS is provided by FRIMCo, which employs the officers and staff required to manage and administer the Funds on a day-to-day basis. Frank Russell Company provides to the Funds and FRIMCo comprehensive consulting and money manager evaluation services. PAGE 23.

  EXPENSES OF THE FUNDS are borne by the Funds. Each Fund pays a management fee to FRIMCo, its expenses and its portion of the general expenses of the Investment Company. FRIMCo, as agent for the Fund, pays from its fees, the investment advisory fees of the money managers of the Fund. The remainder of the fee is retained by FRIMCo, for conducting the Fund's general operations and for providing investment supervision for the Fund. Each Eligible Investor may pay to FRIMCo directly a fee for other services provided to that Eligible Investor. PAGE 25.

  THE MONEY MANAGERS are evaluated and recommended by FRIMCo and Frank Russell Company. The money managers have complete discretion to purchase and sell portfolio securities for their segment of a Fund consistent with the Fund's investment objectives, policies and restrictions, and the specific strategies developed by Frank Russell Company and FRIMCo. PAGE 25.

  INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS apply to each Fund. Those objectives, restrictions and policies designated "fundamental" may not be changed without the approval of a majority of the Fund's shareholders. Risks associated with certain Fund investment policies, such as market volatility risk, political risk, and credit risk, are discussed in the context of policies giving rise to such risks. PAGE 26.

  PORTFOLIO TRANSACTION POLICIES do not give significant weight to realizing long-term, rather than short-term, capital gains. PAGE 40.

  DIVIDENDS AND DISTRIBUTIONS may be reinvested in additional shares or received in cash. Dividends from net investment income are declared Annually, by the International Fund; and Quarterly by all other Funds. All Funds declare distributions from net realized capital gains, if any, at least annually. PAGE 41.

  INCOME TAXES PAID BY THE FUNDS should be nominal. Taxable shareholders of the Funds will be subject to federal tax on dividends and capital gains distributions and may also be subject to state or local taxes. PAGE 41.

  FUND PERFORMANCE, including yields and total return information, is calculated in accordance with formulas prescribed by the Securities and Exchange Commission. PAGE 43.

  VALUATION OF FUND SHARES occurs each business day. The value of a Class S share purchased or redeemed is based upon the next computed current market value of the assets, less liabilities, of each Class S Fund. Unless otherwise indicated, "shares" in this Prospectus refers to the Class S Shares of the Funds. PAGE 44.

  PURCHASE OF FUND SHARES includes no sales charge. Shares are offered and orders to purchase are accepted on each business day. PAGE 45.

  REDEMPTION OF FUND SHARES may be requested on any business day that shares are offered. There is no redemption charge. The redemption price is determined by the net asset value next computed after receipt of the redemption request. The Funds reserve the right to redeem in kind that portion of a redemption request which is in excess of $250,000. PAGE 47.

  ADDITIONAL INFORMATION is also included in this Prospectus concerning the:
Distributor, Custodian, Independent Accountants and Reports; Organization, Capitalization and Voting; and Money Manager Profiles. PAGE 49.

  ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE EQUITY I FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .60%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .06%
  Transfer Agent Fees................................................ .03
  Other Fees......................................................... .02
                                                                      ---
  Total Other Expenses...............................................       .11
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .71%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
EXAMPLE:
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $ 7     $22     $39     $90
                                                ===     ===     ===     ===

---------------------
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .30% under the asset management services agreements entered into by shareholders of the Class S Shares of the Equity I Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

  ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE EQUITY II FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .75%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .10%
  Transfer Agent Fees................................................ .06
  Other Fees......................................................... .04
                                                                      ---
  Total Other Expenses...............................................       .20
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .95%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
EXAMPLE:
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $10     $29     $53     $120
                                                ===     ===     ===     ====

---------------------
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .25% under the asset management services agreements entered into by shareholders of the Class S Shares of the Equity II Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

 ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE EQUITY III FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .60%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .08%
  Transfer Agent Fees................................................ .07
  Other Fees......................................................... .04
                                                                      ---
  Total Other Expenses...............................................       .19
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .79%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
EXAMPLE:
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $ 8     $24     $44     $99
                                                ===     ===     ===     ===

---------------------
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .30% under the asset management services agreements entered into by shareholders of the Class S Shares of the Equity III Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

  ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE EQUITY Q FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .60%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .05%
  Transfer Agent Fees................................................ .03
  Other Fees......................................................... .03
                                                                      ---
  Total Other Expenses...............................................       .11
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .71%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
EXAMPLE:
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $ 7     $22     $39     $89
                                                ===     ===     ===     ===

---------------------
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .30% under the asset management services agreements entered into by shareholders of the Class S Shares of the Equity Q Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

   ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE INTERNATIONAL
                                     FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .75%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .23%
  Transfer Agent Fees................................................ .03
  Other Fees......................................................... .03
                                                                      ---
  Total Other Expenses...............................................       .29
                                                                           ----
 Total Class S Shares Operating Expenses**...........................      1.04%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $10     $32     $58     $131
                                                ===     ===     ===     ====

---------------------
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Funds. This annual shareholder investment services fee may range from .00% to .40% under the asset management services agreements entered into by shareholders of the Class S Shares of the International Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

  ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE FIXED INCOME I
                                     FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .30%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .06%
  Transfer Agent Fees................................................ .03
  Other Fees......................................................... .03
                                                                      ---
  Total Other Expenses...............................................       .12
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .42%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $ 4     $13     $23     $53

---------------------
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Funds. This annual shareholder investment services fee may range from .00% to .40% under the asset management services agreements entered into by shareholders of the Class S Shares of the Fixed Income I Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

  ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE FIXED INCOME II
                                     FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .50%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .08%
  Transfer Agent Fees................................................ .06
  Other Fees......................................................... .06
                                                                      ---
  Total Other Expenses...............................................       .20
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .70%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $ 7     $21     $39     $88

---------------------
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .40% under the asset management services agreement entered into by shareholders of the Class S Shares of the Fixed Income II Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

 ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE FIXED INCOME III
                                     FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee (1)..................................................       .55%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .07%
  Transfer Agent Fees................................................ .05
  Other Fees......................................................... .06
                                                                      ---
  Total Other Expenses...............................................       .18
                                                                           ----
 Total Class S Shares Operating Expenses (1)**.......................       .73%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $ 7     $22     $41     $92
                                                ===     ===     ===     ===

---------------------
(1) The Manager has voluntarily agreed to waive a portion of its 0.55% management fee, up to the full amount of that fee, equal to the amount by which the Class S Shares total operating expenses exceed 0.75% of the Class S Shares average net assets on an annual basis. This waiver is intended to be in effect for the current year, but may be revised or eliminated at any time thereafter without notice to shareholders.
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .15% under the asset management services agreements entered into by shareholders of the Class S Shares of the Fixed Income III Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                             FINANCIAL HIGHLIGHTS
                             OF THE EQUITY I FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY I FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........  $ 28.00  $ 23.32  $ 24.91  $ 25.00  $ 25.17  $ 21.13  $ 25.39  $ 22.20  $ 20.18  $ 28.53
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .42      .52      .62      .60      .61      .75      .91      .88      .81     1.12
 Net realized and
  unrealized gain (loss)
  on investments........     5.96     7.71     (.41)    2.18     1.54     5.61    (2.37)    5.79     2.46     1.50
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total From Investment
  Operations............     6.38     8.23      .21     2.78     2.15     6.36    (1.46)    6.67     3.27     2.62
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..     (.42)    (.52)    (.62)    (.60)    (.62)    (.75)    (.90)   (1.01)    (.77)   (1.26)
 Net realized gain on
  investments...........    (3.62)   (3.03)    (.94)   (2.11)   (1.70)   (1.57)   (1.90)   (2.47)    (.48)   (9.71)
 In excess of net
  realized gain on
  investments...........      --       --      (.24)    (.16)     --       --       --       --       --       --
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....    (4.04)   (3.55)   (1.80)   (2.87)   (2.32)   (2.32)   (2.80)   (3.48)   (1.25)  (10.97)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR...................  $ 30.34  $ 28.00  $ 23.32  $ 24.91  $ 25.00  $ 25.17  $ 21.13  $ 25.39  $ 22.20  $ 20.18
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)(A).....    23.58    35.94      .79    11.61     9.02    31.22    (5.64)   30.79    16.42     5.97
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net assets
  (a)...................      .71      .59      .12      .14      .15      .19      .23      .18      .17      .14
 Net investment income
  to average net assets
  (a)...................     1.38     1.91     2.52     2.36     2.53     3.14     3.66     3.41     3.68     3.11
 Portfolio turnover.....    99.51    92.04    75.02    91.87    71.14   119.55   101.30    61.27    67.59    86.22
 Net assets, end of year
  ($000 omitted)........  961,953  751,497  547,242  514,356  410,170  330,507  221,543  300,814  243,691  266,371
 Average commission rate
  paid per share of
  security ($ omitted)..    .0464      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

---------------------
(a) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

                             FINANCIAL HIGHLIGHTS
                            OF THE EQUITY II FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY II FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 28.88  $ 25.00  $ 26.58  $ 27.71  $ 26.32  $ 19.24  $ 23.32  $ 22.50  $ 19.99  $ 23.54
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .16      .27      .36      .32      .30      .41      .51      .61      .52      .50
 Net realized and
  unrealized gain (loss)
  on investments........     4.96     6.80     (.86)    3.97     3.13     7.65    (3.91)    4.74     2.51     2.17
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total From Investment
  Operations............     5.12     7.07     (.50)    4.29     3.43     8.06    (3.40)    5.35     3.03     2.67
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..     (.16)    (.29)    (.31)    (.31)    (.30)    (.41)    (.50)    (.71)    (.52)    (.61)
 Net realized gain on
  investments...........    (3.79)   (2.90)    (.21)   (4.72)   (1.74)    (.57)    (.18)   (3.82)     --     (5.61)
 In excess of net
  realized gain on
  investments...........      --       --      (.56)    (.39)     --       --       --       --       --       --
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....    (3.95)   (3.19)   (1.08)   (5.42)   (2.04)    (.98)    (.68)   (4.53)    (.52)   (6.22)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR...................  $ 30.05  $ 28.88  $ 25.00  $ 26.58  $ 27.71  $ 26.32  $ 19.24  $ 23.32  $ 22.50  $ 19.99
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)(A).....    18.51    28.67    (2.60)   16.70    13.31    42.40   (14.76)   24.63    15.22    10.32
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net assets
  (a)...................      .95      .83      .23      .34      .32      .37      .48      .41      .35      .29
 Net investment income
  to average net
  assets (a)............      .52      .97     1.46     1.14     1.10     1.79     2.40     2.45     2.40     1.94
 Portfolio turnover.....   120.78    89.31    58.04    87.25    43.33    42.16    80.27    77.55    56.38   130.36
 Net assets, end of year
  ($000 omitted)........  365,955  279,566  202,977  171,421  120,789  101,206   60,668   70,588   63,903   68,968
 Average commission rate
  paid per share of
  security ($ omitted)..    .0381      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

---------------------
(a) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

                             FINANCIAL HIGHLIGHTS
                            OF THE EQUITY III FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY III FUND

                          1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR...... $ 29.11  $ 24.18  $ 27.05  $ 26.75  $ 27.08  $ 23.30  $ 26.49  $ 24.03  $ 20.74  $ 31.27
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..     .70      .82      .93      .89      .98     1.08     1.33     1.26     1.15     1.21
 Net realized and
  unrealized gain (loss)
  on investments........    5.10     7.73     (.85)    2.99     2.24     5.21    (2.85)    5.35     3.40     (.74)
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total From Investment
   Operations...........    5.80     8.55      .08     3.88     3.22     6.29    (1.52)    6.61     4.55      .47
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..    (.71)    (.83)    (.91)    (.90)    (.99)   (1.07)   (1.30)   (1.40)   (1.14)   (1.61)
 Net realized gain on
  investments...........   (4.52)   (2.79)   (1.94)   (2.68)   (2.56)   (1.44)    (.37)   (2.75)    (.12)   (9.39)
 In excess of net
  realized gain on
  investments...........     --       --      (.10)     --       --       --       --       --       --       --
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....   (5.23)   (3.62)   (2.95)   (3.58)   (3.55)   (2.51)   (1.67)   (4.15)   (1.26)  (11.00)
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR................... $ 29.68  $ 29.11  $ 24.18  $ 27.05  $ 26.75  $ 27.08  $ 23.30  $ 26.49  $ 24.03  $ 20.74
                         =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)(A).....   20.90    35.96     1.16    14.95    12.30    27.86    (5.73)   28.07    22.19    (1.48)
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net assets
  (a)...................     .79      .65      .17      .16      .20      .25      .27      .23      .20      .17
 Net investment income
  to average net assets
  (a)...................    2.23     2.90     3.39     3.09     3.57     4.05     4.91     4.58     4.96     4.11
 Portfolio turnover.....  100.78   103.40    85.92    76.77    84.56    56.99    65.74    83.13    57.28    97.54
 Net assets, end of year
  ($000 omitted)........ 221,778  222,541  177,807  181,630  166,782  138,076   94,087  135,245  106,695  102,716
 Average commission rate
  paid per share of
  security ($ omitted)..   .0447      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
(a) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

                             FINANCIAL HIGHLIGHTS
                             OF THE EQUITY Q FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY Q FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988    1987++
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 30.40  $ 24.43  $ 26.03  $ 25.23  $ 24.90  $ 20.20  $ 22.45  $ 18.85  $ 16.67  $ 20.00
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .58      .59      .69      .66      .67      .75      .81      .78      .69      .39
 Net realized and
  unrealized gain (loss)
  on investments........     6.33     8.52     (.41)    2.71     1.73     5.58    (1.89)    4.26     2.15    (3.39)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total From Investment
  Operations............     6.91     9.11      .28     3.37     2.40     6.33    (1.08)    5.04     2.84    (3.00)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..     (.58)    (.61)    (.69)    (.66)    (.68)    (.75)    (.79)    (.86)    (.66)    (.28)
 In excess of net
  investment income.....     (.01)     --       --       --       --       --       --       --       --       --
 Net realized gain on
  investments...........    (3.78)   (2.53)    (.97)   (1.85)   (1.39)    (.88)    (.38)    (.58)     --      (.05)
 In excess of net
  realized gain on
  investments...........      --       --      (.22)    (.06)     --       --       --       --       --       --
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....    (4.37)   (3.14)   (1.88)   (2.57)   (2.07)   (1.63)   (1.17)   (1.44)    (.66)    (.33)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR...................  $ 32.94  $ 30.40  $ 24.43  $ 26.03  $ 25.23  $ 24.90  $ 20.20  $ 22.45  $ 18.85  $ 16.67
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)(a)(b)..    23.67    37.91      .99    13.80     9.97    32.14    (4.81)   27.10    17.16    15.14
RATIOS (%) SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net assets
  (b)(c)................      .71      .58      .11      .15      .18      .23      .31      .33      .33      .24
 Net investment income
  to average net assets
  (b)(c)................     1.80     2.07     2.74     2.50     2.80     3.23     3.70     3.68     3.82     3.56
 Portfolio turnover
  (c)...................    74.59    74.00    45.87    54.69    58.35    51.37    66.51    88.03    52.21    46.10
 Net assets, end of year
  ($000 omitted)........  818,281  620,259  430,661  382,939  290,357  215,779  133,869  129,680   89,320   66,618
 Average commission rate
  paid per share of
  security ($ omitted)..    .0332      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
++For the period May 29, 1987 (commencement of operations) to December 31,
  1987.
(a) Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.
(c) The ratios for the period ended December 31, 1987 are annualized.

                             FINANCIAL HIGHLIGHTS
                          OF THE INTERNATIONAL FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

INTERNATIONAL FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........  $ 36.26  $ 34.28  $ 37.34  $ 28.92  $ 31.96  $ 29.18  $ 38.52  $ 35.44  $ 35.50  $ 50.23
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .44      .48      .61      .58      .67      .73     1.23      .85      .95      .93
 Net realized and
  unrealized gain (loss)
  on investments (a)....     2.41     3.16      .65     9.63    (2.62)    3.16    (7.27)    7.46     5.77     5.49
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total From Investment
  Operations............     2.85     3.64     1.26    10.21    (1.95)    3.89    (6.04)    8.31     6.72     6.42
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..     (.35)    (.64)    (.36)    (.57)    (.67)    (.80)   (1.19)   (1.02)   (1.11)   (1.39)
 In excess of net
  investment income.....      --      (.08)     --      (.16)     --       --       --       --       --       --
 Net realized gain on
  investments...........    (1.37)    (.94)   (3.73)   (1.06)    (.42)    (.31)   (2.11)   (4.21)   (5.67)  (19.76)
 In excess of net
  realized gain on
  investments...........      --       --      (.23)     --       --       --       --       --       --       --
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....    (1.72)   (1.66)   (4.32)   (1.79)   (1.09)   (1.11)   (3.30)   (5.23)   (6.78)  (21.15)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR...................  $ 37.39  $ 36.26  $ 34.28  $ 37.34  $ 28.92  $ 31.96  $ 29.18  $ 38.52  $ 35.44  $ 35.50
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)(b).....     7.98    10.71     5.38    35.56    (6.11)   13.47   (15.94)   24.06    20.13    14.42
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
  net, to average net
  assets (b)............     1.04      .88      .32      .39      .45      .48      .50      .44      .45      .43
 Operating expenses,
  gross, to average net
  assets (b)............     1.05      .89      .34      .41      .46      .48      .50      .44      .45      .43
 Net investment income
  to average net
  assets (b)............     1.20     1.41     1.63     1.83     2.46     2.61     3.14     2.38     2.52     1.83
 Portfolio turnover.....    42.69    36.78    71.09    62.04    48.99    53.13    78.30    53.49    51.17    96.31
 Net assets, end of year
  ($000 omitted)........  944,380  796,777  674,180  562,497  348,869  252,828  171,613  186,742  149,064  160,975
 Per share amount of
  fees waived
  ($ omitted)...........    .0025    .0041    .0093    .0091    .0030      --       --       --       --       --
 Average commission rate
  paid per share of
  security ($
  omitted)(c)...........    .0038      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
(a) Provision for federal income tax for the year ended December 31, 1991 amounted to $.024 per share.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.
(c) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.

                             FINANCIAL HIGHLIGHTS
                          OF THE FIXED INCOME I FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

FIXED INCOME I FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........  $ 21.59  $ 19.59  $ 21.74  $ 21.61  $ 22.29  $ 20.86  $ 20.91  $ 20.50  $ 20.48  $ 24.26
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..     1.38     1.42     1.46     1.50     1.63     1.71     1.77     1.93     1.73     1.71
 Net realized and
  unrealized gain (loss)
  on investments........     (.62)    2.02    (2.06)     .72     (.07)    1.49     (.05)     .71      .01    (1.40)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total From Investment
  Operations............      .76     3.44     (.60)    2.22     1.56     3.20     1.72     2.64     1.74      .31
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..    (1.36)   (1.44)   (1.44)   (1.50)   (1.62)   (1.69)   (1.77)   (1.92)   (1.72)   (2.08)
 In excess of net
  investment income.....      --       --       --      (.01)     --       --       --       --       --       --
 Net realized gain on
  investments...........      --       --       --      (.58)    (.62)    (.08)     --      (.31)     --     (2.01)
 In excess of net
  realized gain on
  investments...........      --       --      (.11)     --       --       --       --       --       --       --
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....    (1.36)   (1.44)   (1.55)   (2.09)   (2.24)   (1.77)   (1.77)   (2.23)   (1.72)   (4.09)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR...................  $ 20.99  $ 21.59  $ 19.59  $ 21.74  $ 21.61  $ 22.29  $ 20.86  $ 20.91  $ 20.50  $ 20.48
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)(A).....     3.75    18.03    (2.97)   10.46     7.26    16.01     8.60    13.35     8.76     1.49
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net
  assets (a)............      .42      .35      .10      .09      .10      .10      .11      .12      .13      .11
 Net investment income
  to average net
  assets (a)............     6.57     6.82     7.06     6.71     7.45     8.08     8.70     8.96     8.28     8.00
 Portfolio turnover.....   147.31   138.05   173.97   173.27   211.26   121.91   114.15   196.18   186.54   211.26
 Net assets, end of year
  ($000 omitted)........  662,899  638,317  496,038  533,696  530,857  458,201  329,091  297,721  223,216  250,606

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
(a) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

                             FINANCIAL HIGHLIGHTS
                         OF THE FIXED INCOME II FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

FIXED INCOME II FUND

                           1996     1995     1994     1993     1992     1991     1990     1989    1988    1987
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 18.55  $ 17.98  $ 18.99  $ 18.56  $ 19.68  $ 18.94  $ 18.69  $18.51  $18.63  $19.80
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..     1.04     1.16     1.21      .84     1.35     1.52     1.53    1.69    1.61    1.57
 Net realized and
  unrealized gain (loss)
  on investments........      .19      .59    (1.07)     .44     (.83)     .72      .23     .27    (.12)   (.60)
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
 Total From Investment
  Operations............      .85     1.75      .14     1.28      .52     2.24     1.76    1.96    1.49     .97
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
LESS DISTRIBUTIONS:
 Net investment income..    (1.04)   (1.18)   (1.15)    (.71)   (1.36)   (1.50)   (1.51)  (1.78)  (1.61)  (1.91)
 Net realized gain on
  investments...........      --       --       --       --      (.28)     --       --      --      --     (.23)
 Tax return of capital..      --       --       --      (.14)     --       --       --      --      --      --
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
 Total Distributions....    (1.04)   (1.18)   (1.15)    (.85)   (1.64)   (1.50)   (1.51)  (1.78)  (1.61)  (2.14)
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
NET ASSET VALUE, END OF
 YEAR...................  $ 18.36  $ 18.55  $ 17.98  $ 18.99  $ 18.56  $ 19.68  $ 18.94  $18.69  $18.51  $18.63
                          =======  =======  =======  =======  =======  =======  =======  ======  ======  ======
TOTAL RETURN (%)(A).....     4.76     9.95      .82     6.98     2.74    12.31     9.71   10.99    8.20    5.21
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net
  assets (a)............      .70      .58      .19      .16      .19      .13      .15     .17     .13     .12
 Net investment income
  to average net
  assets (a)............     5.70     6.41     6.52     6.16     7.21     8.06     8.45    8.97    8.56    8.22
 Portfolio turnover.....   264.40   269.31   233.75   229.07   330.58   188.30   184.38  320.16  217.58  197.77
 Net assets, end of year
  ($000 omitted)........  222,983  183,577  144,030  138,619  182,735  156,685  119,853  83,313  86,052  93,896

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
(a) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

                             FINANCIAL HIGHLIGHTS
                         OF THE FIXED INCOME III FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

FIXED INCOME III FUND

                                              1996     1995     1994    1993++
                                             -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR.........  $ 10.34  $  9.37  $ 10.44  $ 10.00
                                             -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................      .64      .67      .66      .49
 Net realized and unrealized gain (loss) on
  investments..............................     (.16)     .97    (1.07)     .52
                                             -------  -------  -------  -------
 Total From Investment Operations..........      .48     1.64     (.41)    1.01
                                             -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income.....................     (.64)    (.67)    (.66)    (.48)
 In excess of net investment income........     (.01)     --       --       --
 Net realized gain on investments..........      --       --       --      (.08)
 In excess of net realized gain on
  investments..............................      --       --       --      (.01)
                                             -------  -------  -------  -------
  Total Distributions......................     (.65)    (.67)    (.66)    (.57)
                                             -------  -------  -------  -------
NET ASSET VALUE, END OF YEAR...............  $ 10.17  $ 10.34  $  9.37  $ 10.44
                                             =======  =======  =======  =======
TOTAL RETURN (%)(a)(c).....................     4.88    17.99    (3.89)   10.22
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to average net
  assets (b)(c)............................      .73      .61      .20      .20
 Operating expenses, gross, to average net
  assets (b)(c)............................      .73      .61      .20      .40
 Net investment income to average net
  assets (b)...............................     6.32     6.83     7.02     6.30
 Portfolio turnover (b)....................   144.26   141.37   134.11   181.86
 Net assets, end of year ($000 omitted)....  292,077  252,465  166,620  124,234
 Per share amount of fees waived ($
  omitted).................................      --       --       --     .0003
 Per share amount of fees reimbursed ($
  omitted).................................      --       --       --     .0154

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
++For the period January 29, 1993 (commencement of operations) to December 31,
  1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended December 31, 1993 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

                           THE PURPOSE OF THE FUNDS

  The Funds have been organized to provide a means for Eligible Investors to access and use FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" method of investment, and to obtain FRIMCo's and Frank Russell Company's money manager evaluation services, on a pooled and cost-effective basis.

               FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS

  Frank Russell Company, founded in 1936, has been providing comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. The Company and its affiliates have offices in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo, and have approximately 1,300 associates.

  Three functions are at the core of Frank Russell Company's consulting service:

  Objective Setting: Defining appropriate investment objectives and desired investment returns based upon the client's unique situation and tolerance for risk.

  Asset Allocation: Allocating a client's assets among different asset classes -- such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate -- in the manner most likely to achieve the client's objectives.

  Money Manager Research: Evaluating and recommending professional investment advisory and management organizations to make specific portfolio investments for each asset class in accord with the specified objectives, investment styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique with the objectives of reducing risk and increasing returns.

                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  FRIMCo and Frank Russell Company believe capital market history shows that no one particular asset class provides consistent and/or above-average total return results, either on an absolute or relative basis, over extended periods of time. For example, there are periods of time when equity securities outperform fixed-income securities, and vice versa. Similarly, there are periods when securities selected for particular characteristics, or using particular investment styles, outperform other types of securities. For example, there are periods of time when equity securities with growth characteristics outperform equities with income characteristics, and vice versa. While these performance cycles tend to repeat themselves, they do so with no regularity. The blending of asset classes and investment styles on a complementary basis can obtain more consistent returns over longer time periods with a reduction of risk (volatility), although a particular asset class or investment style -- or a particular Fund investing in one asset class or using a particular style -- may not achieve above-average performance at any given point in the market.

  Similarly, FRIMCo and Frank Russell Company believe financial markets generally are efficient, and few money managers have shown the ability to time the major highs and lows in the securities markets with any high degree of consistency. However, some money managers have shown a consistent ability to achieve superior results within selected asset classes and styles and have demonstrated expertise in particular areas. Thus, by combining a mix of investment styles within each asset class and then selecting money managers for their ability to invest in a particular style, the investor may seek to achieve increased returns.

  Substantial pools of investment assets are required to achieve the cost effective and efficient allocation of assets among various asset classes and investment styles, to use multiple money managers, and to support the research and evaluation efforts required to select appropriate money managers. By pooling the assets of institutions and individuals with smaller to medium-sized accounts in a series of Funds with different objectives and policies, FRIMCo and Frank Russell Company believe that they are able to provide their multi-style, multi-manager diversification techniques and money manager evaluation services to Eligible Investors on a basis which is efficient and cost effective for the investor, FRIMCo and Frank Russell Company.

                              ELIGIBLE INVESTORS

  Shares of the Funds are currently offered only to Eligible Investors. These investors are principally institutional investors and financial intermediaries which invest for their own account or in a fiduciary or agency capacity and which have entered into Asset Management Services Agreements (collectively, the "Agreements," and each, an "Agreement") with FRIMCo, and institutions or individuals who have acquired shares through such institutions and financial intermediaries. The initial minimum aggregate investment in any combination of these Funds is $10 million. An investor may be eligible to purchase these Funds if it does not meet the required initial minimum investment. FRIMCo, at its discretion, may waive the initial minimum investment for some employee benefit plans and other plans or if the requirements are met for a combined purchase privilege, cumulative quantity discount or statement of intention. Investors should consult their financial intermediary for details. Institutions and financial intermediaries which may have a particular interest in the Funds include:

  . Bank trust departments managing discretionary institutional or personal trust accounts

  . Banks, other than through their trust departments

  . Registered investment advisers

  . Endowment funds and charitable foundations

  . Broker Dealers

  . Employee welfare plans

  . Pension or profit sharing plans

  . Insurance companies

  The Agreement provides, in general, for the officers and staff of FRIMCo, using the facilities and resources of Frank Russell Company, to assist the client to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of assets among different asset classes. Once these decisions have been made by a client, the client's assets are then invested in one or more of the Funds. A client may change the allocation of its assets among the Funds, or withdraw some or all of its assets from the Funds at any time by redeeming Fund shares.

  Shares of the Funds generally are not offered or "retailed" to individual investors, although FRIMCo may enter into Agreements with individual investors. Bank trust departments, registered investment advisors, broker-dealers and other eligible investors ("Financial Intermediaries") which have entered into Agreements with FRIMCo may acquire shares of the Funds for their customers. FRIMCo provides objective-setting and asset-allocation assistance to such Financial Intermediaries, which in turn provide the objective-setting and asset-allocation services to their customers. These Financial Intermediaries receive no compensation from FRIMCo or the Funds; they may charge their customers a fee for providing these and possibly other trust or investment-related services. A shareholder may pay a fixed dollar fee to FRIMCo for other services or reports provided by FRIMCo to the shareholder.

  The Agreement sets forth the shareholder investment services fees to be paid to FRIMCo and is ordinarily expressed as a percentage of assets invested in the Funds. The shareholder investment services fee may include a fixed-dollar fee for certain specified services. The shareholder investment services fee is agreed upon by the client and FRIMCo and is at a rate which reflects the amount of assets expected to be invested in the Funds, the nature and extent of individualized services to be provided by FRIMCo to the client with respect to the assets, and other factors.

  Either the client or FRIMCo may terminate the Agreement upon written notice as provided in the Agreement. FRIMCo does not expect to exercise its right to terminate the Agreement unless a client does not (i) promptly pay fees due to FRIMCo; or (ii) invest sufficient assets in the Funds to compensate FRIMCo for providing services to the client with respect to assets invested in the Funds. Upon termination of an Agreement by the client or FRIMCo, FRIMCo will no longer provide asset-allocation, objective-setting or other services.

                        GENERAL MANAGEMENT OF THE FUNDS

  The Investment Company's Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Frank Russell Company and the money managers. The Investment Company's officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The money managers are responsible for selection of individual portfolio securities for the assets assigned to them.

  FRIMCo: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds; (ii) provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and Custodian; (iii) develops the investment programs, selects money managers, allocates assets among money managers and monitors the money managers' investment programs and results; (iv) is authorized to select or hire money managers to select individual portfolio securities held in the Funds' Liquidity Portfolios (see, "Investment Policies -- Liquidity Portfolios"); and (v) provides the Funds with transfer agent, dividend disbursing and shareholder recordkeeping services. FRIMCo bears the expenses it incurs in providing these services (other than transfer agent, dividend disbursing and shareholder recordkeeping) as well as the costs of preparing and distributing explanatory materials concerning the Funds.

  The responsibility of overseeing the money managers rests upon the officers and employees of FRIMCo. These officers and employees, including their business experience for the past five years, are identified below:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since
    1989.

  . Jean E. Carter, who has been a Portfolio Manager of FRIMCo since 1994.
    From 1990 to 1994, Ms. Carter was a Client Executive in the Investment Group of the Frank Russell Company. Ms. Carter jointly with another portfolio manager identified herein has primary responsibility for management of the International, International Securities and Emerging Markets Funds.

  . James M. Imhof, Manager of Portfolio Trading, FRIMCo, who has managed the day to day management of the FRIMCo Funds and ongoing analysis and monitoring of Fund money managers since 1989.

  . James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Frank Russell Company. Mr. Jornlin jointly with another portfolio manager identified herein has primary responsibility for management of the Real Estate Securities Fund.

  . Randal C. Burge, who has been a Portfolio Manager of FRIMCo, since June
    1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has primary responsibility for management of the Fixed Income I, Fixed Income II, Fixed Income III, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond, Limited Volatility Tax Free, International, International Securities and Emerging Markets Funds.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Frank Russell Company. Mr. Trittin jointly with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  . C. Nola Williams, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1994 to 1995, Ms. Williams was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Williams was Senior Research Analyst with Frank Russell Company. Ms. Williams jointly with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  Frank Russell Company provides to the Funds and FRIMCo the asset management consulting services -- including the objective-setting and asset-allocation technology, and the money manager research and evaluation assistance -- which Frank Russell Company provides to its other consulting clients. Frank Russell Company receives no compensation from the Funds or FRIMCo for its consulting services. Frank Russell Company and FRIMCo as affiliated companies may establish certain intercompany cost allocations for budgeting and product profitability purposes which may reflect Frank Russell Company's consulting services supplied to FRIMCo.

  George F. Russell, Jr., Chairman of the Board of the Trustees of the Investment Company, is the Chairman of the Board and controlling shareholder of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

  The Investment Company has received an exemptive order from the U.S. Securities and Exchange Commission (the "SEC") which permits the Investment Company, with the approval of its Board of Trustees, to engage and terminate money managers without a shareholder vote and to disclose, on an aggregate basis, the fees paid to the money managers of each Investment Company Fund. The Investment Company received shareholder approval to operate under the order at a special meeting of the shareholders held on January 22, 1996.

  For its services, FRIMCo receives a management fee from each Fund. From this fee, FRIMCo, acting as agent for the Investment Company, is responsible for paying the money managers for their investment selection services. The remainder is retained by FRIMCo as compensation for the services described above and to pay expenses. The annual rate of the management fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Fund: Equity I Fund, .60%; Equity II Fund,
 .75%; Equity III Fund, .60%; Equity Q Fund, .60%; International Fund, .75%; Fixed Income I Fund, .30%; Fixed Income II Fund, .50%; and Fixed Income III Fund, .55%. The fees of some of the Funds may be higher than the fees charged by some mutual funds with similar objectives which use only a single money manager.

  FRIMCo has voluntarily agreed to waive all or a portion of its management fee with respect to certain Funds. This arrangement is not part of the Management Agreement with the Investment Company and may be changed or rescinded at any time. FRIMCo currently waives its management fee for each of the Funds to the extent a Fund incurs Money Market Management fees in respect of its investment in the Money Market Fund.

                             EXPENSES OF THE FUNDS

  The Funds, and when appropriate each class, will pay all their expenses other than those expressly assumed by FRIMCo. The Funds' Class S Shares' expenses for the year ended December 31, 1996, as a percentage of average net assets, are shown in the Financial Highlights tables. Principal expenses are: the management, and transfer agency payable to FRIMCo; fees for custodial and portfolio accounting services payable to State Street Bank and Trust Company; fees for independent auditing and legal services; and fees for filing reports and registering shares with regulatory bodies.

                              THE MONEY MANAGERS

  The assets of each Fund are allocated currently among the money managers listed in the section "Money Manager Profiles." THE ALLOCATION OF A FUND'S ASSETS AMONG MONEY MANAGERS MAY BE CHANGED AT ANY TIME BY FRIMCO. THE MONEY MANAGERS MAY BE EMPLOYED OR THEIR SERVICES MAY BE TERMINATED AT ANY TIME BY FRIMCO, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES OF THE INVESTMENT COMPANY. The Funds will notify shareholders of the Fund concerned within 60 days of when a money manager begins or stops providing services.

  From its management fees, FRIMCo, as agent for the Investment Company, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the quarterly average of all the assets allocated to the money manager. For the period, management fees paid to the money managers were equivalent to the following annual rates expressed as a percentage of the average daily net assets of each
Fund: Equity I Fund, .24%; Equity II Fund, .40%; Equity III Fund, .20%; Equity Q Fund, .21%; International Fund, .42%; Fixed Income I Fund, .08%; Fixed Income II Fund, .18%; and Fixed Income III Fund, .21%. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

  Each money manager has agreed that once the Investment Company has advanced fees to FRIMCo as agent to make payment of the money manager's fee, that money manager will look only to FRIMCo as agent to make the payment of its fee.

  The money managers are selected for the Funds based primarily upon the research and recommendations of Frank Russell Company, which evaluates quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund within the Fund's investment objectives, restrictions and policies, and the more specific strategies developed by Frank Russell Company and FRIMCo. Although the money managers' activities are subject to general oversight by the Board of Trustees and officers of the Investment Company, NEITHER THE BOARD, THE OFFICERS, FRIMCO NOR FRANK RUSSELL COMPANY EVALUATE THE INVESTMENT MERITS OF THE MONEY MANAGERS' INDIVIDUAL SECURITY SELECTIONS.

           INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS

  Each Fund has certain "fundamental" investment objectives, restrictions and policies which may be changed only with the approval of a majority of the Fund's shareholders. If there is a change in a fundamental investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Other policies reflect current practices of the Funds, and may be changed by the Funds without the approval of shareholders. This section of the Prospectus describes the Funds' principal objectives, restrictions, policies, and risks. A more detailed discussion appears in the Statement of Additional Information.

INVESTMENT OBJECTIVES.

  Each Fund's objective is "fundamental," as are the types of securities in which it will invest. Ordinarily, each Fund will invest more than 65% of its total assets in the types of securities identified in its statement of objectives. However, the Funds may hold assets as cash reserves for temporary defensive purposes when their money managers deem that a more conservative approach is desirable or when suitable purchase opportunities do not exist. (See, "Investment Policies -- Cash Reserves.")

                                 EQUITY I FUND

  The Equity I Fund's objective is to provide income and capital growth by investing principally in equity securities.

  The Fund may invest in common and preferred stocks, securities convertible into common stocks, rights and warrants.

                                EQUITY II FUND

  The Equity II Fund's objective is to maximize total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from Equity I Fund, by investing in equity securities.

  Current income is a secondary consideration in selecting securities. The Fund may invest in common and preferred stock, convertible securities, rights and warrants. The Fund's investments may include companies whose securities are publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 1000(R) Index. A substantial portion of the Fund's portfolio will generally consist of equity securities of "emerging growth-type" companies which tend to reinvest most of their earnings, rather than pay significant cash dividends, or companies characterized as "special situations," where the money manager believes that cyclical developments in the securities markets, the industry or the issuer itself present opportunities for capital growth.

                                EQUITY III FUND

  The Equity III Fund's objective is to achieve a high level of current income, while maintaining the potential for capital appreciation by investing primarily in income-producing equity securities.

  The income objective of the Fund is to exceed the yield on the S&P 500 Index. The Index yield will change from year to year due to changes in prices and dividends of stocks in the Index. Income streams will be considered in light of their current level and the opportunity for future growth. Capital appreciation may not be comparable to that achieved by Funds such as Equity II Fund whose major objective is appreciation, although FRIMCo believes that a high and growing stream of income is conducive to higher capital values. The Fund may also invest in preferred stocks, convertible securities, rights and warrants.

                                 EQUITY Q FUND

  The Equity Q Fund's objective is to provide a total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.

  The Fund will maintain industry weights and economic sector weights near those of the Index. Over time, the Fund's average price/earnings ratio, yield, and other fundamental characteristics are expected to be near the averages for the Index. However, the money managers may tactically, temporarily deviate from Index characteristics based upon the managers' investment judgment that this will increase the Fund's total return. The money managers of the Fund generally make stock selections from the set of stocks comprising the Russell 1000(R) Index.

  The Fund's portfolio characteristics and holdings are expected to be similar to the Russell 1000(R) Index. However, a money manager may purchase securities that are not included in the Index or sell securities still included in the Index in order for the Fund to meet its investment objective.

  The Fund will seek to achieve its investment objective by using various quantitative management techniques. FRIMCo believes quantitative management over a market cycle should provide a portfolio with consistent performance, diversification, market-like volatility, and limited market under performance. However, there is no guarantee the Fund will have such characteristics at any one time.

  A quantitative manager bases its investment decisions primarily on quantitative investment models. These models are used by the money manager to determine the investment potential of a stock within a particular portfolio and to rank securities most favorable to having a total return surpassing the total return of the Russell 1000(R) Index. Once the money manager has ranked the securities, it then selects the securities most likely to have the characteristics needed to construct a portfolio that has superior return prospects with risks similar to the Russell 1000(R) Index.

  The Fund will attempt to be fully invested in common stock at all times. However, the Fund reserves the right to hold up to 20% of Fund assets in liquid reserves for redemption needs.

                              INTERNATIONAL FUND

  The International Fund's objectives are to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

  The Fund invests primarily in equity securities issued by non-US companies. The Fund may also invest in fixed-income securities, including instruments issued by non-US governments and their agencies, and in US companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States.

  The Fund may invest in equity and debt securities denominated in other than US dollars and gold-related equity investments, including gold mining stocks and gold-backed debt instruments. However, as a matter of fundamental policy, the Fund will not invest more than 20% of its net assets in gold-related investments.

                              FIXED INCOME I FUND

  The Fixed Income I Fund's objectives are to provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

  The Fund's portfolio will consist primarily of conventional debt instruments, including bonds, debentures, US government and US government agency securities, preferred and convertible preferred stocks and variable amount demand master notes. (These notes represent a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund.) Investment selections will be based on fundamental economic, market and other factors leading to valuation by sector, maturity, quality and such other criteria as are appropriate to meet the stated objectives. The Fund will ordinarily invest at least 65% of its net assets in securities rated no less than A or A-2 by Standard & Poor's Ratings Group ("S&P") or A or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or judged by the money manager to be of at least equal credit quality to those designations.

                             FIXED INCOME II FUND

  The Fixed Income II Fund's objectives are the preservation of capital and the generation of current income consistent with the preservation of capital by investing in fixed-income securities with low-volatility characteristics.

  The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies.

  Although the Fund will invest primarily in debt securities denominated in the US dollar, the money managers will actively manage the Fund's portfolio in accordance with a multi-market investment strategy, allocating investments among securities denominated in the US dollar and the currencies of a number of foreign countries and, where consistent with its policy of investing only in high-quality securities within each such country, among different types of debt securities. The money managers which invest in foreign denominated securities will maintain a substantially neutral currency exposure relative to the US dollar, and will establish and adjust cross currency hedges based on their perception of the most favorable markets and issuers. In this regard, the percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with a money manager's assessment of the relative yield of such securities and the relationship of a country's currency to the US dollar. Fundamental economic strength, credit quality and interest rate trends will be the principal factors considered by the money managers in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. The Fund will not invest more than 10% of its total assets in debt securities denominated in a single currency other than the US dollar. At this time, FRIMCo intends to limit total non-US dollar investments to no more than 25% of total Fund assets.

  The Fund may invest in debt securities denominated in currencies of countries whose governments are considered by it to be stable (or, when the Fund invests in countries considered unstable or undeveloped, it will only do so when it believes to be able to hedge substantially the risk of a decline in the currency in which the Fund's portfolio securities are denominated). In addition to the US dollar, such currencies include, among others, the Australian Dollar, Austrian Schilling, Belgian Franc, British Pound Sterling, Canadian Dollar, Danish Krone, Dutch Guilder, European Currency Unit ("ECU"), French Franc, Irish Punt, Italian Lira, Japanese Yen, New Zealand Dollar, Norwegian Krone, Spanish Peseta, Swedish Krona, Swiss Franc and German Mark. An issuer of debt securities purchased by the Fund may be domiciled in a country other than a country in whose currency the instrument is denominated.

  In selecting particular investments for the Fund, the money managers will seek to minimize investment risk by limiting their portfolio investments to debt securities of high-quality issuers. Accordingly, the Fund's portfolio will consist only of: (a) debt securities issued or guaranteed by the US government, its agencies or instrumentalities ("US Government Securities");
(b) obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, all of which are rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, determined by the money managers to be of equivalent quality; (c) investment grade corporate debt securities or, if unrated, determined by the money managers to be of equivalent quality; (d) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of US banks or US or foreign branches of foreign banks) having total assets of more than $500 million and determined by the money managers to be of high-quality; and (e) commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., Duff 1 or Duff 2 by Duff & Phelps, Inc., TBW-1 or TBW-2 by Thomson BankWatch, Inc., or, if not rated, issued by US or foreign companies having outstanding debt securities rated AAA, AA or A by S&P, or Aaa, Aa or A by Moody's and determined by the money managers to be of high-quality.

  As described above, the Fund may invest in debt securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

  The Fund may invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Community. These specific amounts of currency comprising the ECU may be adjusted by the Counsel of Ministers of the European Community to reflect changes in the relative values of the underlying currencies. The money managers investing in such securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranationals, in particular, issue ECU-denominated obligations.

  The Fund may enter into interest rate swaps, which involve the exchange by the Fund with another party of its respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

                             FIXED INCOME III FUND

  The Fixed Income III Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

  The Fund will invest primarily in fixed-income securities. The Fund's investments will include: US Government Securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; securities of international agencies or supranational agencies; corporate debt securities; loan participations; corporate commercial paper; indexed commercial paper; variable, floating and zero coupon rate securities; mortgage and other asset-backed securities; municipal obligations; variable amount demand master notes (these notes represent a borrowing arrangement between a commercial paper issuer and an institutional lender, such as the Fund); bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and foreign currency exchange related securities.

  The Fund may also invest in convertible securities and derivatives, including warrants and interest rate swaps. Interest rate swaps are described under "Fixed Income II Fund." The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

  As described above, the Fund may invest in debt securities issued by supranational organizations. Supranational organizations are described under "Fixed Income II Fund."

  Investments in bank certificates of deposit, time deposits and bankers' acceptances include Eurodollar Certificates of Deposit ("ECD"), which are issued by foreign branches of US or foreign banks; Eurodollar Time Deposits ("ETD"), which are issued by foreign branches of US or foreign banks; and Yankee Certificates of Deposit ("Yankee CDs"), which are issued by US branches of foreign banks. These instruments may be US dollar or foreign currency denominated and are subject to the risks of non-US issuers described under "Investment Policies -- Investment in Foreign Securities."

  The variable and floating rate securities the Fund may invest in provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as on a change in the prime rate. The Fund may also invest in zero coupon US Treasury, foreign government and US and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

  The Fund's portfolio may include debt securities issued by domestic or foreign entities, and denominated in US dollars or foreign currencies. It is anticipated that no more than 25% of the Fund's net assets will be denominated in foreign currencies. Foreign currency exchange transactions (options on foreign currencies, foreign currency futures contracts and forward foreign currency exchange contracts) will only be used by the Fund for the purpose of hedging against foreign currency exchange risk arising from the Fund's investment, or anticipated investment, in securities denominated in foreign currencies. Foreign investment may include emerging market debt. The risks associated with investment in securities issued by foreign governments and companies, and the countries considered to be emerging markets, are described under "Investment Policies --Investment in Foreign Securities." Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The emerging market debt in which the Fund may invest includes bonds, notes and debentures of emerging market governments and debt and other fixed income securities issued or guaranteed by such governments' agencies, instrumentalities or central banks, or by banks or other companies in emerging markets determined by the money managers to be suitable investments for the Fund. Under current market conditions, it is expected that emerging market debt will consist predominantly of Brady Bonds and other sovereign debt. Brady Bonds are products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans.

  The Fund may invest up to 25% of its net assets in debt securities that are rated below "investment grade" (i.e., rated lower than BBB by S&P or Baa by Moody's) or in unrated securities judged by the money managers of the Fund to be of comparable quality. Debt rated BB, B, CCC, CC and C by S&P, and debt rated Ba, B, Caa, Ca and C by Moody's, is regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest. For Moody's, Ba indicates the lowest degree of speculation and C the highest. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional information on the ratings used by S&P and Moody's and a description of lower rated debt securities, please refer to the Funds' Statement of Additional Information.

INVESTMENT RESTRICTIONS

  The Funds have fundamental investment restrictions which cannot be changed without shareholder approval. The principal restrictions are the following, which, unless otherwise noted, apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:

  1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. A Fund's investment in "cash reserves" (see the next section) in shares of the Investment Company's Money Market Fund is not subject to this restriction or to restrictions 2 or 3.

  2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities).

  3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

  4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, and then only for temporary purposes; invest more than 5% of its assets in securities of issuers which, together with any predecessor, have been in operation for less than three years; or invest more than 5% of its assets in warrants. (Currently, no Fund intends to borrow in excess of 5% of its net assets.)

INVESTMENT POLICIES

  The Funds use certain investment instruments and techniques commonly used by institutional investors. The principal policies are the following:

  Cash Reserves. Each Fund is authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities which are at least comparable in quality to the Fund's permitted investments. In lieu of having each of these Funds make separate, direct investments in money market instruments, each Fund and its money managers may elect to invest the Fund's cash reserves in the Investment Company's Money Market Fund.

  The Investment Company's Money Market Fund, described in a separate prospectus, seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1,00 per share net asset value by investing solely in short-term, high-grade, money market instruments. FRIMCo currently waives its management fee for each of the Funds to the extent a Fund incurs Money Market Fund management fees in respect of its investment in the Money Market Fund, thereby eliminating any duplication of fees.

  Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

  The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquiree's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

  The Russell 1000(R) Index is used as the basis for the Equity Q Fund's performance because it, in FRIMCo's opinion, represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

  Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

  Repurchase Agreements. Each Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Investment Policies -- Illiquid Securities," no Fund will invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

  Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with each Fund's ability to manage its investment portfolio and honor redemption requests. When effecting such transactions, liquid assets of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled.

  Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by a money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect, subject to the limitations described in "Investment Policies -- Illiquid Securities."

  Lending Portfolio Securities. Each Fund may lend portfolio securities with a value of up to 33.33% of its total assets. Such loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. The collateral is "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities.

  Cash collateral is invested in high-quality short-term instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset-based fee) and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities and the remainder is then divided between the Fund and the Fund's Custodian.

  Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

  Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. The Investment Company may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, the Fund must immediately pay the amount of the shortfall to the borrower.

  Illiquid Securities. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

  Liquidity Portfolios. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion, for approximately 5%-15% of the Equity I, Equity II, Equity III, Equity Q and

International Funds' assets assigned to a "Liquidity Portfolio." The Liquidity Portfolio will be used to create temporarily an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

  Investment in Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

  The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. For purposes of the International and Fixed Income III Funds' policy of investing in securities of issuers located in emerging markets, the Funds will consider emerging markets to be countries with developing economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

  Depository Receipts. The Funds may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets.

  Forward Foreign Currency Exchange Contracts ("forward currency contracts"). The International, Fixed Income I, Fixed Income II and Fixed Income III Funds may enter into forward currency contracts, which are agreements to exchange one currency for another -- for example, to exchange a certain amount of US dollars for a certain amount of Japanese yen -- at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into a contract. The Funds may engage in forward currency contracts that involve a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are denominated. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. The Funds may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that the Funds' forward currency contracts are not used to achieve investment leverage, the Funds will segregate liquid assets in an amount at all times equal to or exceeding the Funds' commitments with respect to these contracts.

  Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

  Forward currency contracts will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of a Fund's portfolio securities or adversely affect the price of securities which the Funds intend to purchase at a later date. The amount the Funds may invest in forward currency contracts is limited to the amount of the Funds' aggregate investments in foreign currencies.

  The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Funds are engaged in that strategy.

  A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above.

  Options. The Funds may purchase and sell (write) call and put options on securities and securities indexes provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell put and call options on foreign currencies.

  A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

  Call and Put Options on Securities. A call option on a specific security gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option on a specific security gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

  A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

  A Fund may write a call or a put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligations as the writer of the option.

  To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

  The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities.

  The Funds intend to purchase and write call and put options on specific securities. The Funds will purchase and write options only to the extent permitted by the policies of state securities authorities in states where the shares of the Funds are qualified for offer and sale.

  Securities Index Options. An option on a securities index is a contract which gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index and the exercise price of the option times a multiplier established by the exchange on which the stock index is traded. It is similar to an option on a specific security except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in the specific security. None of the Funds, other than the Equity I, Equity II, Equity III, Equity Q and International Funds, currently intends to purchase and write call and put options on securities indexes.

  Options on Foreign Currency. The Funds may purchase and write call and put options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. (See also "Call and Put Options on Securities" above.) None of the Funds, other than the Fixed Income III Fund, currently intends to write or purchase such options.

  Risk Factors. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

  Where a Fund writes a call option, it has, in return for the premium it receives, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

  Futures Contracts and Options on Futures Contracts. The Funds may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.

  An interest rate or foreign currency futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

  Each Fund may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

  There are several risks associated with the use of futures and options on futures contracts for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted.

  There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

  A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options" above.

  A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission. A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

  High Risk Bonds. The Funds, other than the Fixed Income III Fund, do not invest assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's and above are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers securities rated BBB, to have some speculative characteristics. The Funds, other than the Fixed Income III Fund, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

  The Fixed Income III Fund will invest in "investment grade" securities and may invest up to 25% of its total assets in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Fund to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the growth of the market for lower rated debt securities growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fund will seek to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of their own credit analysis. For additional information, please refer to the Statement of Additional Information.

                        PORTFOLIO TRANSACTION POLICIES

  Decisions to buy and sell securities are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Liquidity Portfolios. The Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio investment decisions. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund (or for another series of the Investment Company) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new money manager may significantly restructure the portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables.

  FRIMCo and the various money managers arrange for the purchase and sale of Investment Company's securities and selects brokers and the selection of brokers and dealers (including affiliates), which in their best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. In addition to price and commission rates, brokers and dealers may be selected based on research, statistical or other services they are able to provide. This may cause the Investment Company to pay commissions at rates that exceed rates that other brokers and dealers may have charged if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

  The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of FRIMCo, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Similarly, the Funds may effect portfolio transactions through and pay brokerage commissions to the various money manager affiliated brokers.

INCOME DIVIDENDS

  The Board of Trustees presently intends that dividends will be declared from net investment income, if any, for payment on the following schedule:

 DECLARED              PAYABLE
 --------              -------
 Quarterly Mid: April, July, October       Equity I, Equity II, Equity III,
           and December                    Equity Q, Fixed Income I, Fixed
                                           Income II and Fixed Income III
                                           Funds
 Annually  Mid-December                    International Fund

CAPITAL GAINS DISTRIBUTIONS

  The Board intends that distributions will be declared from capital gains through October 31 (excess of capital gains over capital losses) annually, generally in mid-December. In addition, in order to satisfy certain distribution requirements, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year. Capital gains realized during November and December will be distributed during the month of February of the following year.

  Investors should be aware that by purchasing shares shortly before the record date of a dividend or capital gains distribution, they will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gains distribution. Investors should also be aware that all shareholders, new and old alike, will share in and be taxed on distributions of gain realized by a Fund on the sale of securities that have increased in value.

AUTOMATIC REINVESTMENT

  All dividends and distributions will be automatically reinvested, at the net asset value per share at the close of business on the record date, in additional shares of the Fund paying the dividend or making the distribution, unless a shareholder elects to have dividends or distributions paid in cash or invested in another Fund. Any election may be changed by delivering written notice no later than ten days prior to the payment date to Frank Russell Investment Management Company, the Investment Company's transfer and dividend paying agent (the "Transfer Agent"), at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                     TAXES

  Each Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code (the "Code"). By distributing substantially all of its net investment income and capital gains to shareholders and meeting certain other requirements, a Fund will generally not be liable for federal income or excise taxes.

  For taxable shareholders: Dividends from net investment income and short-term capital gains will be taxable as ordinary dividends, whether paid in cash or reinvested in additional shares. However, depending upon the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fixed Income I, Fixed Income II and Fixed Income III attributable to direct US Treasury and agency obligations may be exempt from state and local taxes. Long-term capital gains distributions declared by the Investment Company's Board are taxed as long-term gains regardless of the length of time a shareholder has held such shares. Distributions paid in excess of a Fund's earnings will be treated as a non-taxable return of capital. Dividends and distributions may otherwise also be subject to state or local taxes.

  For corporate investors, dividends from net investment income paid by the Equity I, Equity II, Equity III and Equity Q Funds will generally qualify in part for the corporate dividends received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by such a Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

  The sale of shares of a Fund is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of a Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

  The International, Fixed Income I, Fixed Income II and Fixed Income III Funds will receive dividends and interest paid by non-US issuers which will frequently be subject to withholding taxes by non-US governments. FRIMCo expects the International Fund to invest more than 50% of its total assets in non-US securities and to file specified elections with the Internal Revenue Service which will permit its shareholders either to deduct (as an itemized deduction in the case of an individual) such foreign taxes in computing taxable income, or to use these withheld foreign taxes as credits against US income taxes. The Fund's taxable shareholders must include their pro rata portion of the taxes withheld on their gross income for federal income tax purposes.

  The International Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a non-deductible federal income tax at the Fund level. In some cases, the International Fund may be able to avoid this tax by electing to be taxed currently on its share of PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

  Shareholders of Funds holding non-U.S. holdings should also be aware that for federal income tax purposes, foreign exchange losses realized by the Funds are treated as ordinary losses. This treatment may have the effect of reducing the Fund's income available for distribution to shareholders.

  The Fixed Income I, Fixed Income II and Fixed Income III Funds may acquire zero coupon securities issued with original issue discount. As the holder of such a security, the Funds will have to include in taxable income a portion of the original issue discount that accrues on the security for the taxable year, even if the Funds receive no payment on the security during the year. Because the Funds annually must distribute substantially all of their net investment income, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash the Funds actually receive. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Funds may realize capital gains or losses from those sales, which could further increase or decrease the Funds' dividends and distributions paid to shareholders.

  Shareholders of the appropriate Funds will be notified after each calendar year of the amounts: of ordinary income dividends and long-term capital gains distributions, including any amounts which are deemed paid on December 31 of the prior year; of the dividends which qualify for the 70% dividends-received deduction available to corporations; of income which is a tax preference item (if any) for alternative minimum tax purposes; of the International Fund's foreign taxes withheld; and of the percentages of the Fixed Income I, Fixed Income II and Fixed Income III Funds' income attributable to US government, Treasury and agency securities.

  A Fund is required to withhold 31% of all taxable dividends, distributions and redemption proceeds payable to any non-corporate shareholder which does not provide the Fund with the shareholder's certified taxpayer identification number or required certifications or which is subject to backup withholding.

  Shareholders who are not US persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of income, estate or other taxes (including income tax withholding) on their investment in a Fund or on dividends and distributions received by them from a Fund and the application of foreign tax laws.

  Shareholders should consult their tax advisers with respect to the applicability of any state and local intangible property or income taxes to their shares of a Fund and distributions and redemption proceeds received from a Fund.

  Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Statement of Additional Information.

                        CALCULATION OF FUND PERFORMANCE

  From time to time, the Funds may advertise their performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for Class S shares of each of the Funds are as follows:

                                 5 YEARS      10 YEARS
                       1 YEAR     ENDED        ENDED     INCEPTION TO
                       ENDED     DEC. 31,     DEC. 31,     DEC. 31,
                      DEC. 31,     1996         1996         1996     INCEPTION
                        1996   (ANNUALIZED) (ANNUALIZED) (ANNUALIZED)   DATE
                      -------- ------------ ------------ ------------ ---------
Equity I.............  23.58%     15.55%       15.20%       15.74%    10/15/81
Equity II............  18.51      14.45        14.21        13.98     12/28/81
Equity III...........  20.90      16.51        14.84        16.76     11/27/81
Equity Q.............  23.67      16.60          --         13.71     05/29/87
International........   7.98       9.90        10.06        16.01     01/31/83
Fixed Income I.......   3.75       7.08         8.30        11.47     10/15/81
Fixed Income II......   4.76       5.00         7.11         9.50     10/30/81
Fixed Income III.....   4.88        --           --          7.16     01/29/93

  Fund performance prior to April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance results are reported net of investment advisory fees, but gross of any investment services fees. Descriptions of these services can be obtained from FRIMCo upon request.

  The Fixed Income I, Fixed Income II and Fixed Income III Funds also may from time to time advertise their yields. The yields are based on historical earnings and are not intended to indicate future performance. Yield is calculated by dividing the net investment income per share earned during the most recent 30-day (or one month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day (or one month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in a Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts. The 30-day yields for the year ended December 31, 1996 for shares of the Fixed Income I, Fixed Income II and Fixed Income III Funds were, respectively, 6.55%, 5.47% and 6.16%.

  Each Fund may also advertise non-standardized performance information which is for periods in addition to those required to be presented.

                           VALUATION OF FUND SHARES

NET ASSET VALUE PER SHARE

  The net asset value per share is calculated for shares of each class of each Fund on each business day on which shares are offered or orders to redeem are tendered. (Unless otherwise indicated, "shares" refers to the Class S Shares of the Funds.) For all Funds, a business day is one on which the New York Stock Exchange is open for trading. Net asset value per share is computed for a Fund by dividing the current value of the Fund's assets attributable to the Class S Shares, less liabilities attributable to the Class S Shares, by the number of Class S Shares of the Fund outstanding, and rounding to the nearest cent. All Funds determine net asset value as of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

VALUATION OF PORTFOLIO SECURITIES

  With the exceptions noted below, the Funds value portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

  Because many fixed-income securities do not trade each day, last sale or bid prices are frequently not available. Fixed-income securities therefore may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

  International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

  The money market instruments maturing within 60 days of the valuation date held by the Funds are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. Such money market instruments are valued at "amortized cost," unless the Board determines that amortized cost does not represent fair value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Funds would receive if they sold the instrument.

  The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                            PURCHASE OF FUND SHARES

  Shares of the Funds are sold on each business day at the net asset value next determined after an order is received in proper form, and the order has been accepted. All purchases must be made in US dollars. The Funds reserve the right to reject any purchase order.

ORDER PROCEDURES

  Orders by all investors (except for participants in the Three Day Settlement Program described below) to purchase Investment Company Funds shares must be received by the Transfer Agent, either by telephone, mail or entry into the shareholder recordkeeping system on a day when shares of the Funds are offered and orders in proper form accepted prior to:

Close of the New York Stock Exchange      Equity I, Equity II, Equity III,
(currently 4:00 p.m. Eastern time)        Equity Q,
                                          International, Fixed Income I, Fixed
                                          Income II and Fixed Income III Funds

  Orders for shares of any Fund which are not accepted before the respective time for that Fund can not be invested in the particular Fund nor begin to earn income until the next day on which shares of that Fund are offered.

  Payment Procedures: Payment for the purchase of Fund shares must be received by the Funds' Custodian or Transfer Agent, depending on the method of payment, on the day the order is accepted (except for participants in the Three Day Settlement Program described below). There are several ways to pay for orders received for the Funds:

  Federal Funds Wire. Payment for orders may be made by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company.

  Automated Clearing House ("ACH"). Payment for orders may be made through the ACH to the Funds' Custodian, State Street Bank and Trust Company. However, funds transferred by ACH may or may not be converted into federal funds the same day depending on the time the funds are received and the bank wiring the funds. If the funds are not converted the same day, they will be converted the next business day. Therefore, the order would be placed the next business day.

  Automatic Investment Program. A shareholder may make scheduled investments (minimum $50.00) in an established account in a Fund on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from the shareholder's bank account. A separate transfer is required for each Fund in which shares are to be purchased. A shareholder may, of course, terminate the program as to further transfers at any time. Contact the Financial Intermediary from whom you received this prospectus for further information on this program and an enrollment form.

  Check. Payment for orders may be made by check or other negotiable bank draft payable to "Frank Russell Investment Company" and mailed to the Financial Intermediary or the Transfer Agent, P.O. Box 1591, Tacoma, WA 98401-1591. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. Investments in the Funds will be effected upon receipt of the check or draft by the Transfer Agent, when the check or draft is received prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). When the check or draft is received by the Transfer Agent after the close of the New York Stock Exchange, the order will be effected on the following business day.

IN-KIND EXCHANGE OF SECURITIES

  The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the particular Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled, which is usually within 15 days following the purchase by exchange. A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange. Investors interested in making an in-kind exchange are encouraged to consult with their tax advisers.

  The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

THREE DAY SETTLEMENT PROGRAM

  The Investment Company will accept orders from financial institutions to purchase shares of the Funds for settlement on the third business day following the receipt of an order to be paid by a federal wire if the investor has agreed in writing to indemnify the Funds against any losses as a result of nonreceipt of payment. For further information on this program, contact the Investment Company.

THIRD PARTY TRANSACTIONS

  Investors purchasing Fund shares through a program of services offered by a Financial Intermediary, such as a bank, broker-dealer, investment adviser or others, may be required to pay additional fees by such

Intermediary. Investors should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

EXCHANGE PRIVILEGE

  Shareholders may exchange shares of any Fund offered by this Prospectus for shares of another Fund offered by this Prospectus on the basis of current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by the Investment Company through another prospectus under certain conditions and only in states where the exchange may legally be made. For additional information, including a prospectus of other Investment Company Funds, contact a Financial Intermediary or the Investment Company. Exchanges may be made (i) by telephone if the registration of the two accounts are identical; or (ii) in writing addressed to the Investment Company.

  An exchange is a redemption of the shares and is treated as a sale for income tax purposes, and a short or long-term capital gain or loss may be realized. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request). Each investor is encouraged to talk with the investor's tax adviser.

                           REDEMPTION OF FUND SHARES

  SHAREHOLDERS UNCERTAIN OF REQUIREMENTS FOR REDEMPTION SHOULD TELEPHONE THE FINANCIAL INTERMEDIARY FROM WHOM THEY RECEIVED THIS PROSPECTUS OR THE FUNDS AT
(800) 972-0700; IN WASHINGTON (253) 627-7001.

  Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below.

  Payment will ordinarily be made in seven days. Generally, redemption proceeds will be wire-transferred to the shareholder's account or to an alternate account provided such request is given to the Transfer Agent in proper form, at a domestic commercial bank which is a member of the Federal Reserve System. Although the Funds currently do not charge such a fee, the Funds reserve the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption requests of investments made by check may be withheld for up to 15 days after the date of purchase to assure that checks in payment for orders to purchase shares are collected by the Funds. Upon request, redemption proceeds will be mailed to the shareholder's address of record or to an alternate address provided such request is sent to the Transfer Agent in proper form.

  Request Procedures. Requests by all investors to redeem Investment Company Fund shares must be received by the Funds' Transfer Agent, either by telephone, mail, entry into the shareholder recordkeeping system, or through the Systematic Withdrawal Payment Program on the days requests to redeem are tendered, prior to:

Close of the New York Stock Exchange      Equity I, Equity II, Equity III,
(currently 4:00 p.m. Eastern time)        Equity Q,
                                          International, Fixed Income I, Fixed
                                          Income II and Fixed Income III Funds


  Requests for redemption by telephone or entry into the shareholder recordkeeping system must follow the procedures set forth in the Account Registration and Investment Instruction Form, or alternate procedures may be followed provided such requests are given to the Transfer Agent in proper form. In the unexpected event telephone lines are unavailable, shareholders should use the mail redemption procedures described below.

  Mail. Redemption requests may be made in writing directly to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401. The redemption price will be the net asset value next determined after receipt by FRIMCo of all required documents in good order. "Good order" means that the request must include the following:

  A. A letter of instruction or a stock assignment designating specifically the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

  B. Such other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations, and pension and profit sharing plans.

  Systematic Withdrawal Payment. The Systematic Withdrawal Payment ("SWP") program is an automated method for redeeming a predetermined dollar amount from a Fund shareholder account to meet a standing request. The program can be used to meet any request for periodic distributions of assets from Fund shareholder accounts.

  SWP Offering Date and Payment Procedures. SWP distributions occur once a month and are paid by wire or check, according to the instructions provided on the SWP form. If a client has more than one Fund from which a SWP is to be received, the client will receive one wire or check for each SWP Fund. SWP transactions are recorded on the twenty-fifth day of each month. If the twenty-fifth day falls on a weekend or holiday, the transaction will be recorded on the preceding business day. SWP payment dates are the first business day after the trade date.

  Distribution Frequency. Payments can be scheduled as monthly, quarterly, semiannual or annual distributions.

  SWP Distribution by Wire. Federal Funds Wire payments will be sent to the designated bank on the payment date.

  SWP Distribution by Check. Checks will be sent by US Postal Service first class mail, to the requested address on the payment date.

  SWP Distribution by Electronic Fund Transfer. Electronic Fund Transfer payments will be sent to designated bank on payment date.

  A Systematic Withdrawal Payment form must be completed and mailed to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591. The Systematic Withdrawal Payment form must be received by Frank Russell Investment Management Company five business days before the initial distribution date.

  Redemption in Kind. A Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of securities from the Fund's portfolio, in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if any unlikely emergency conditions, as specified in the Investment Company Act of 1940 (the "1940 Act") or determined by the SEC, should develop.

                            ADDITIONAL INFORMATION

DISTRIBUTOR, CUSTODIAN, INDEPENDENT ACCOUNTANTS, AND REPORTS

  Russell Fund Distributors, Inc., a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

  State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, holds all portfolio securities and cash assets of the Funds, prepares tax records, and provides portfolio recordkeeping services. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Funds.

  Coopers & Lybrand L.L.P., Boston, Massachusetts, are the Funds' independent accountants. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P. Shareholders may also receive additional reports concerning the Funds, or their accounts, from FRIMCo.

ORGANIZATION, CAPITALIZATION, AND VOTING

  The Investment Company was organized as a Maryland corporation on March 6, 1981, and commenced offering shares on October 15, 1981. On January 2, 1985, the Investment Company reorganized by changing its domicile and legal status to a Massachusetts business trust and now operates under an amended Master Trust Agreement dated July 26, 1984. Frank Russell Company has the right to grant the nonexclusive use of the name "Frank Russell" or any derivation thereof to any other investment company or other business enterprise, and to withdraw from the Investment Company the use of the name "Frank Russell."

  The Investment Company issues shares of beneficial interest divisible into an unlimited number of funds, each of which funds is a separate trust under Massachusetts law, and the funds' shares may be offered in multiple classes. Shares of each class of a Fund represent proportionate interests in the assets of that Fund attributable to that class, and have the same voting and other rights and preferences as the shares of other classes of the Fund. Shares of each class of a Fund are entitled to such dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Each share of a class of a Fund has one vote; there are no cumulative voting rights. There are no Annual Meetings of shareholders, but Special Meetings may be held. On any matter which affects only a particular Fund or class, only shareholders of that Fund or class, as applicable, will vote, unless otherwise required by the 1940 Act or the amended Master Trust Agreement.

  The Funds described in this Prospectus do not currently offer shares of beneficial interest in any class other than the Class S Shares.

  The Trustees hold office for the life of the Investment Company. A Trustee may resign or retire, and a Trustee may be removed at any time by, in substance, a vote of two-thirds of the Investment Company shares. A vacancy in the Board of Trustees shall be filled by the vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders.

  At March 31, 1997 the following shareholder may be deemed by the 1940 Act to "control" the Funds listed after its name because it own more than 25% of the voting shares of the indicated Funds: U.S. National Bank of Oregon ---- Equity Q, International and Fixed Income III Funds.

                            MONEY MANAGER PROFILES

  The money managers have no other affiliations with the Funds, FRIMCo or with Frank Russell Company. Each money manager has been in business for at least three years and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Investment Company Funds, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.

                                 EQUITY I FUND

  Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect wholly-owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, is a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group Inc.

  Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this supplement, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex

County Superior Court by partners of Wellington Management Company ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Arnold Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

  Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                                EQUITY II FUND

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

  Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and a SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

  Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, is a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Wellington Management Company LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John
R. Ryan.

                                EQUITY III FUND

  Brandywine Asset Management, Inc., Three Christina Centre, Suite 1200, 201
N. Walnut Street, Wilmington, DE 19801, is a corporation controlled by its president, W. Anthony Hitschler and six other principals.

  Equinox Capital Management, Inc., See: Equity I Fund.

  Trinity Investment Management Corporation, See: Equity I Fund.

                                 EQUITY Q FUND

  Barclays Global Fund Advisors, See: Equity I Fund.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104, is a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

                              INTERNATIONAL FUND

  J.P. Morgan Investment Management, Inc., See: Equity Q Fund.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martin's Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Mastholm Asset Management, L.L.C., 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington Limited Liability Corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

  Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed:
51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein- Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                              FIXED INCOME I FUND

  Lincoln Capital Management Company, See: Equity I Fund.

  Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660, is a subsidiary partnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, is a company whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

                             FIXED INCOME II FUND

  BlackRock Financial Management, 345 Park Ave., 31st Floor, New York, NY 10154, is a wholly-owned subsidiary of PNC Bank.

  Standish, Ayer & Wood, Inc., See: Fixed Income I Fund.

  STW Fixed Income Management Ltd., Trinity Hall, 43 Cedar Avenue, Hamilton HM KX, Bermuda, is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                             FIXED INCOME III FUND

  BEA Associates, 153 East 53rd Street, 58th Floor, New York, NY 10022, is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner, and is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment adviser.

  Pacific Investment Management Company, See: Fixed Income I Fund.

  Standish, Ayer & Wood, Inc., See: Fixed Income I Fund.

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUNDS OR THE MONEY MANAGERS SINCE THE DATE HEREOF; HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                          IN WASHINGTON (253) 627-7001

                                 MONEY MANAGERS

EQUITY I FUND
Alliance Capital Management L.P.
Barclays Global Fund Advisors
Equinox Capital Management, Inc.
INVESCO Capital Management, Inc.
Lincoln Capital Management Company
Peachtree Asset Management
Schneider Capital Management
Suffolk Capital Management, Inc.
Trinity Investment Management Corporation

EQUITY II FUND
Delphi Management, Inc.
Fiduciary International, Inc.
GlobeFlex Capital, L.P.
Jacobs Levy Equity Management, Inc.
Sirach Capital Management, Inc.
Wellington Management Company LLP

EQUITY III FUND
Brandywine Asset Management, Inc.
Equinox Capital Management, Inc.
Trinity Investment Management Corporation

EQUITY Q FUND
Barclays Global Fund Advisors
Franklin Portfolio Associates LLC
J.P. Morgan Investment Management, Inc.

INTERNATIONAL FUND
J.P. Morgan Investment Management, Inc.
Marathon Asset Management Limited
Mastholm Asset Management, L.L.C.
Oechsle International Advisors
Rowe Price-Fleming International, Inc.
Sanford C. Bernstein & Co., Inc.
The Boston Company Asset Management, Inc.

FIXED INCOME I FUND
Lincoln Capital Management Company
Pacific Investment Management Company
Standish, Ayer & Wood, Inc.

FIXED INCOME II FUND
BlackRock Financial Management
Standish, Ayer & Wood, Inc.
STW Fixed Income Management Ltd.

FIXED INCOME III FUND
BEA Associates
Pacific Investment Management Company
Standish, Ayer & Wood, Inc.

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402

CONSULTANT
Frank Russell Company
909 A Street
Tacoma, Washington 98402

DISTRIBUTOR
Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington 98402

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 -- One Commerce Square
Philadelphia, PA 19103-7098

OFFICE OF SHAREHOLDER INQUIRIES
909 A Street
Tacoma, Washington 98402
(800) 972-0700
In Washington (253) 627-7001

                       FRANK RUSSELL INVESTMENT COMPANY
                        909 A STREET, TACOMA, WA 98402
                           TELEPHONE (800) 972-0700
                         IN WASHINGTON (253) 627-7001

  Frank Russell Investment Company (the "Investment Company") is a "series mutual fund" with 28 different investment portfolios referred to as the "Funds." This Prospectus describes and offers shares of beneficial interest in the Class S Shares of the eight Funds listed below.

  Frank Russell Investment Management Company ("FRIMCo") operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the individual Funds. There is no sales charge for investing in the Class S Shares of the Funds.

    Diversified Equity Fund                 International Securities Fund
    Special Growth Fund                     Diversified Bond Fund
    Equity Income Fund                      Volatility Constrained Bond Fund
    Quantitative Equity Fund                Multistrategy Bond Fund

  SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC") OR BY ANY OTHER GOVERNMENT AGENCY; ARE NOT OBLIGATIONS OF THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK; ARE NOT ENDORSED OR GUARANTEED BY ANY BANK; ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED; AND MAY FLUCTUATE IN VALUE, SO THAT WHEN THEY ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Frank Russell Investment Company is organized as a Massachusetts business trust under an amended Master Trust Agreement dated July 26, 1984. The Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment Funds, which interests may be offered in one or more classes. The Investment Company is a diversified open-end management investment company, commonly known as a "mutual fund."

  This Prospectus sets forth concisely information about the Investment Company and the Class S Shares of eight of its Funds that a prospective investor ought to know before investing. The Investment Company has filed a Statement of Additional Information dated May 1, 1997, with the Securities and Exchange Commission. The Statement of Additional Information is incorporated herein by reference and may be obtained without charge by writing to the Secretary, Frank Russell Investment Company, at the address shown above or by telephoning (800) 972-0700. This Prospectus should be read carefully and retained for future reference.

  This Prospectus relates only to the Class S Shares of the eight Funds described herein. These Funds also offer shares of beneficial interest in another class of shares, the Class C Shares, through a separate prospectus. For more information concerning Class C Shares of the Funds, contact the person or organization from which you obtained this prospectus or write to the Secretary, Frank Russell Investment Company, at the address shown above, or telephone (800) 972-0700.

  The Statement of Additional Information, material incorporated by reference into this Prospectus, and other information regarding the Investment Company and the Funds is maintained electronically with the SEC at its Internet web site (http://www.sec.gov).

                         PROSPECTUS DATED MAY 1, 1997,
                     AS AMENDED THROUGH DECEMBER 15, 1997

  Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

  DIVERSIFIED EQUITY FUND -- Income and capital growth by investing principally in equity securities.

  SPECIAL GROWTH FUND -- Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from Diversified Equity Fund, by investing in equity securities.

  EQUITY INCOME FUND -- A high level of current income, while maintaining the potential for capital appreciation by investing primarily in income-producing equity securities.

  QUANTITATIVE EQUITY FUND -- Total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.

  INTERNATIONAL SECURITIES FUND -- Favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

  DIVERSIFIED BOND FUND -- Effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

  VOLATILITY CONSTRAINED BOND FUND -- Preservation of capital and generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

  MULTISTRATEGY BOND FUND -- Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

  This Prospectus describes and offers Class S Shares of the eight Funds set forth on the first page of this prospectus. The Investment Company's Funds had aggregate net assets of approximately $10 billion on April 3, 1997.

  The net assets of these eight Funds on April 3 1997, were:

Diversified Equity...... $725,869,515
Special Growth.......... $378,841,598
Equity Income........... $185,215,009
Quantitative Equity..... $702,850,798

International
 Securities............. $743,069,351
Diversified Bond........ $571,226,204
Volatility Constrained
 Bond................... $157,636,687
Multistrategy Bond...... $327,453,730

                       HIGHLIGHTS AND TABLE OF CONTENTS

  ANNUAL FUND OPERATING EXPENSES summarizes the fees paid by shareholders and provides an example showing the effect of these fees on a $1,000 investment over time. PAGE 5.

  FINANCIAL HIGHLIGHTS summarizes significant financial information concerning the Funds for the period stated herein. PAGE 13.

  THE PURPOSE OF THE FUNDS is to provide a means for Eligible Investors to use FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" techniques and money manager evaluation services on an economical and efficient basis. PAGE 21.

  FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are: (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and
(ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." PAGE 21.

  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. PAGE 21.

  ELIGIBLE INVESTORS are principally those institutional investors and financial intermediaries which invest for their own account or in a fiduciary or agency capacity, and which have entered into an Asset Management Services Agreement with FRIMCo; and institutions or individuals who have acquired shares through such institutions or financial intermediaries. PAGE 22.

  GENERAL MANAGEMENT OF THE FUNDS is provided by FRIMCo, which employs the officers and staff required to manage and administer the Funds on a day-to-day basis. Frank Russell Company provides to the Funds and FRIMCo comprehensive consulting and money manager evaluation services. PAGE 23.

  EXPENSES OF THE FUNDS are borne by the Funds. Each Fund pays a management fee to FRIMCo, its expenses and its portion of the general expenses of the Investment Company. FRIMCo, as agent for the Fund, pays from its fees, the investment advisory fees of the money managers of the Fund. The remainder of the fee is retained by FRIMCo, for conducting the Fund's general operations and for providing investment supervision for the Fund. Each Eligible Investor may pay to FRIMCo directly a fee for other services provided to that Eligible Investor. PAGE 25.

  THE MONEY MANAGERS are evaluated and recommended by FRIMCo and Frank Russell Company. The money managers have complete discretion to purchase and sell portfolio securities for their segment of a Fund consistent with the Fund's investment objectives, policies and restrictions, and the specific strategies developed by Frank Russell Company and FRIMCo. PAGE 25.

  INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS apply to each Fund. Those objectives, restrictions and policies designated "fundamental" may not be changed without the approval of a majority of the Fund's shareholders. Risks associated with certain Fund investment policies, such as market volatility risk, political risk, and credit risk, are disclosed in the context of policies giving rise to such risks. PAGE 26.

  PORTFOLIO TRANSACTION POLICIES do not give significant weight to realizing long-term, rather than short-term, capital gains. PAGE 39.

  DIVIDENDS AND DISTRIBUTIONS may be reinvested in additional shares or received in cash. Dividends from net investment income are declared Monthly, by the Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds; Quarterly, by the Diversified Equity, Special Growth, Equity Income and Quantitative Equity Funds; and Annually, by the International Securities Fund. All Funds declare distributions from net realized capital gains, if any, at least annually. PAGE 40.

  INCOME TAXES PAID BY THE FUNDS should be nominal. Taxable shareholders of the Funds will be subject to federal taxes on dividends and capital gains distributions and may also be subject to state or local taxes. PAGE 41.

  FUND PERFORMANCE, including yields and total return information, is calculated in accordance with formulas prescribed by the Securities and Exchange Commission. PAGE 43.

  VALUATION OF FUND SHARES occurs each business day. The value of a Class S share purchased or redeemed is based upon the next computed current market value of the assets, less liabilities, of each Class S Fund. Unless otherwise indicated, "shares" in this Prospectus refers to the Class S Shares of the Funds. PAGE 43.

  PURCHASE OF FUND SHARES includes no sales charge. Shares are offered and orders to purchase are accepted on each business day. PAGE 44.

  REDEMPTION OF FUND SHARES may be requested on any business day that shares are offered. There is no redemption charge. The redemption price is determined by the net asset value next computed after receipt of the redemption request. The Funds reserve the right to redeem in kind that portion of a redemption request which is in excess of $250,000. PAGE 46.

  ADDITIONAL INFORMATION is also included in this Prospectus concerning the:
Distributor, Custodian, Independent Accountants and Reports; Organization, Capitalization and Voting; and Money Manager Profiles. PAGE 47.

  THE FUNDS also offer a second class of shares, the Class C Shares, which are designed to meet different investor needs. PAGE 49.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                        OF THE DIVERSIFIED EQUITY FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.......................................     None
 Sales Load Imposed on Reinvested Dividends............................     None
 Deferred Sales Load...................................................     None
 Redemption Fees.......................................................     None
 Exchange Fees.........................................................     None

ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .78%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .07%
  Transfer Agent Fees................................................ .06
  Other Fees......................................................... .03
                                                                      ---
  Total Other Expenses...............................................       .16
                                                                           ----
 Total Class S Operating Expenses**..................................       .94%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period..................................  $ 9     $29     $52     $119
                                                ===     ===     ===     ====

---------------------
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                          OF THE SPECIAL GROWTH FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.......................................     None
 Sales Load Imposed on Reinvested Dividends............................     None
 Deferred Sales Load...................................................     None
 Redemption Fees.......................................................     None
 Exchange Fees.........................................................     None

ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .95%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .10%
  Transfer Agent Fees................................................ .10
  Other Fees......................................................... .04
                                                                      ---
  Total Other Expenses...............................................       .24
                                                                           ----
 Total Class S Operating Expenses**..................................      1.19%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period..................................  $12     $36     $66     $149
                                                ===     ===     ===     ====

---------------------
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                           OF THE EQUITY INCOME FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.......................................     None
 Sales Load Imposed on Reinvested Dividends............................     None
 Deferred Sales Load...................................................     None
 Redemption Fees.......................................................     None
 Exchange Fees.........................................................     None

ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .80%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .10%
  Transfer Agent Fees................................................ .13
  Other Fees......................................................... .04
                                                                      ---
  Total Other Expenses...............................................       .27
                                                                           ----
 Total Class S Shares Operating Expenses**...........................      1.07%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period..................................  $11     $33     $59     $134
                                                ===     ===     ===     ====

---------------------
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                        OF THE QUANTITATIVE EQUITY FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.......................................     None
 Sales Load Imposed on Reinvested Dividends............................     None
 Deferred Sales Load...................................................     None
 Redemption Fees.......................................................     None
 Exchange Fees.........................................................     None

ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .78%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .06%
  Transfer Agent Fees................................................ .06
  Other Fees......................................................... .03
                                                                      ---
  Total Other Expenses...............................................       .15
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .93%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period..................................  $ 9     $28     $51     $117
                                                ===     ===     ===     ====

---------------------
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                     OF THE INTERNATIONAL SECURITIES FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.......................................     None
 Sales Load Imposed on Reinvested Dividends............................     None
 Deferred Sales Load...................................................     None
 Redemption Fees.......................................................     None
 Exchange Fees.........................................................     None

ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .95%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .25%
  Transfer Agent Fees................................................ .06
  Other Fees......................................................... .04
                                                                      ---
  Total Other Expenses...............................................       .35
                                                                           ----
 Total Class S Shares Operating Expenses**...........................      1.30%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period..................................  $13     $40     $72     $164
                                                ===     ===     ===     ====

---------------------
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                         OF THE DIVERSIFIED BOND FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.......................................     None
 Sales Load Imposed on Reinvested Dividends............................     None
 Deferred Sales Load...................................................     None
 Redemption Fees.......................................................     None
 Exchange Fees.........................................................     None

ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .45%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .07%
  Transfer Agent Fees................................................ .06
  Other Fees......................................................... .03
                                                                      ---
  Total Other Expenses...............................................       .16
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .61%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period..................................  $ 6     $19     $34     $76
                                                ===     ===     ===     ===

---------------------
** Investors purchasing in the Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                    OF THE VOLATILITY CONSTRAINED BOND FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.......................................     None
 Sales Load Imposed on Reinvested Dividends............................     None
 Deferred Sales Load...................................................     None
 Redemption Fees.......................................................     None
 Exchange Fees.........................................................     None

ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .50%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .09%
  Transfer Agent Fees................................................ .11
  Other Fees......................................................... .06
                                                                      ---
  Total Other Expenses...............................................       .26
                                                                           ----
 Total Class S Shares Operating Expenses**...........................       .76%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period..................................  $ 8     $23     $42     $95
                                                ===     ===     ===     ===

---------------------
** Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                        OF THE MULTISTRATEGY BOND FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.......................................     None
 Sales Load Imposed on Reinvested Dividends............................     None
 Deferred Sales Load...................................................     None
 Redemption Fees.......................................................     None
 Exchange Fees.........................................................     None

ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee (After Fee Waiver) (1)...............................       .58%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .07%
  Transfer Agent Fees................................................ .09
  Other Fees......................................................... .06
                                                                      ---
  Total Other Expenses...............................................       .22
                                                                           ----
 Total Class S Shares Operating Expenses (After Fee Waiver) (1)**....       .80%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period..................................  $ 8     $25     $44     $101
                                                ===     ===     ===     ====

---------------------
(1) The Manager has voluntarily agreed to waive a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses, other than certain other class level expenses exceed 0.80% of the Fund's average net assets on an annual basis. The gross annual total operating expenses absent the waiver would be .87% of average daily net assets. This waiver is intended to be in effect for the current year, but may be revised or eliminated at any time without notice to shareholders.
** Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             FINANCIAL HIGHLIGHTS OF THE DIVERSIFIED EQUITY FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

DIVERSIFIED EQUITY FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 38.62  $ 32.26  $ 34.88  $ 35.60  $ 36.36  $ 30.66  $ 35.22  $ 30.46  $ 27.22  $ 31.20
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .48      .60      .58      .56      .60      .81      .99      .94      .89     1.37
 Net realized and
  unrealized gain (loss)
  on investments........     8.15    10.63     (.49)    3.03     2.30     8.36    (3.45)    7.68     3.57     1.05
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total From Investment
  Operations............     8.63    11.23      .09     3.59     2.90     9.17    (2.46)    8.62     4.46     2.42
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..     (.48)    (.60)    (.58)    (.55)    (.61)    (.82)    (.96)   (1.11)    (.81)    (.97)
 Net realized gain on
  investments...........    (5.32)   (4.27)   (1.87)   (3.76)   (3.05)   (2.65)   (1.14)   (2.75)    (.41)   (5.43)
 In excess of net
  realized gain
  on investments........      --       --      (.26)     --       --       --       --       --       --       --
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....    (5.80)   (4.87)   (2.71)   (4.31)   (3.66)   (3.47)   (2.10)   (3.86)   (1.22)   (6.40)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR...................  $ 41.45  $ 38.62  $ 32.26  $ 34.88  $ 35.60  $ 36.36  $ 30.66  $ 35.22  $ 30.46  $ 27.22
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)........    23.29    35.17    (0.01)   10.53     8.32    31.05    (7.01)   29.06    16.37     6.94
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net assets....      .94      .95      .95      .96      .98      .98     1.03     1.01     1.00      .97
 Net investment income
  to average
  net assets............     1.18     1.56     1.73     1.54     1.69     2.28     2.97     2.65     2.92     2.27
 Portfolio turnover.....    99.90    92.53    57.53    99.80    77.02   116.53    96.90    61.80    66.02    87.69
 Net assets, end of year
  ($000 omitted)........  699,691  530,645  414,036  388,420  337,549  325,746  251,254  234,988  202,948  198,902
 Average commission rate
  paid per share of
  security ($ omitted)..    .0465      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

               FINANCIAL HIGHLIGHTS OF THE SPECIAL GROWTH FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

SPECIAL GROWTH FUND

                           1996     1995     1994     1993     1992     1991     1990    1989    1988    1987
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 39.17  $ 33.47  $ 35.82  $ 36.63  $ 34.47  $ 24.71  $29.35  $26.19  $23.58  $26.68
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .12      .18      .16      .07      .05      .24     .42     .42     .24     .30
 Net realized and
  unrealized gain (loss)
  on investments........     6.87     9.25     (.71)    5.22     4.22    10.34   (4.57)   5.78    2.99    1.59
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
 Total From Investment
  Operations............     6.99     9.43     (.55)    5.29     4.27    10.58   (4.15)   6.20    3.23    1.89
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
LESS DISTRIBUTIONS:
 Net investment income..     (.12)    (.21)    (.10)    (.07)    (.06)    (.24)   (.42)   (.48)   (.21)   (.35)
 Net realized gain on
  investments...........    (5.25)   (3.52)    (.85)   (6.03)   (2.05)    (.58)   (.07)  (2.56)   (.41)  (4.64)
 In excess of net
  realized gain on
  investments...........      --       --      (.85)     --       --       --      --      --      --      --
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
 Total Distributions....   (5.37)    (3.73)   (1.80)   (6.10)   (2.11)    (.82)   (.49)  (3.04)   (.62)  (4.99)
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
NET ASSET VALUE, END OF
 YEAR...................  $ 40.79  $ 39.17  $ 33.47  $ 35.82  $ 36.63  $ 34.47  $24.71  $29.35  $26.19  $23.58
                          =======  =======  =======  =======  =======  =======  ======  ======  ======  ======
TOTAL RETURN (%)........    18.65    28.52    (3.71)   15.48    12.52    43.11  (14.28)  23.92   13.82    6.54
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses, net
  to average net
  assets................     1.19     1.22     1.20     1.31     1.33     1.36    1.50    1.49    1.47    1.37
 Operating expenses,
  gross to average net
  assets................     1.19     1.22     1.20     1.31     1.33     1.36    1.53    1.49    1.47    1.37
 Net investment income
  to average net
  assets................      .28      .49      .50      .19      .14      .80    1.57    1.42     .92    1.07
 Portfolio turnover.....   118.13    87.56    55.40    91.97    42.20    42.81   63.87   85.24   51.75  161.46
 Net assets, end of year
  ($000 omitted)........  393,048  313,678  229,077  188,891  134,913  105,245  62,116  60,146  47,405  45,460
 Average commission rate
  paid per share of
  security ($ omitted)..    .0384      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A
 Per share amount of
  fees reimbursed
  ($ omitted)...........      --       --       --       --       --       --    .0093     --      --      --

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

                FINANCIAL HIGHLIGHTS OF THE EQUITY INCOME FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY INCOME FUND

                           1996     1995     1994     1993     1992     1991     1990    1989     1988    1987
                          -------  -------  -------  -------  -------  -------  ------  -------  ------  ------
NET ASSET VALUE,
 BEGINNING OF YEAR......   $38.43   $32.21   $35.90   $35.32   $36.54   $30.75  $34.91   $30.85  $26.92  $34.66
                          -------  -------  -------  -------  -------  -------  ------  -------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .82      .94      .90      .83      .99     1.11    1.43     1.34    1.22    1.18
 Net realized and
  unrealized gain (loss)
  on investments........     7.03    10.08     (.70)    3.69     3.08     7.15   (3.83)    6.47    3.96   (1.44)
                          -------  -------  -------  -------  -------  -------  ------  -------  ------  ------
 Total From Investment
  Operations............     7.85    11.02      .20     4.52     4.07     8.26   (2.40)    7.81    5.18    (.26)
                          -------  -------  -------  -------  -------  -------  ------  -------  ------  ------
LESS DISTRIBUTIONS:
 Net investment income..     (.82)    (.97)    (.89)    (.83)   (1.00)   (1.10)  (1.37)   (1.50)  (1.25)  (1.50)
 In excess of net
  investment income.....     (.01)     --       --      (.00)     --       --      --       --      --      --
 Net realized gain on
  investments...........    (5.23)   (3.83)   (3.00)   (3.11)   (4.29)   (1.37)   (.39)   (2.25)    --    (5.98)
                          -------  -------  -------  -------  -------  -------  ------  -------  ------  ------
 Total Distributions....    (6.06)   (4.80)   (3.89)   (3.94)   (5.29)   (2.47)  (1.76)   (3.75)   1.25)  (7.48)
                          -------  -------  -------  -------  -------  -------  ------  -------  ------  ------
NET ASSET VALUE, END OF
 YEAR...................   $40.22   $38.43   $32.21   $35.90   $35.32   $36.54  $30.75   $34.91  $30.85  $26.92
                          =======  =======  =======  =======  =======  =======  ======  =======  ======  ======
TOTAL RETURN (%)........    21.45    34.76      .69    13.23    11.51    27.52   (6.90)   25.61   19.42   (2.44)
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net assets....     1.07     1.06     1.04     1.05     1.08     1.11    1.14     1.15    1.13    1.06
 Net investment income
  to average net
  assets................     2.03     2.51     2.56     2.23     2.68     3.11    4.12     3.94    4.08    3.30
 Portfolio turnover.....   106.40    92.40    89.91    78.72    95.07    61.73   65.97    79.82   58.12   98.67
 Net assets, end of year
  ($000 omitted)........  195,132  180,116  144,285  149,532  134,365  122,689  99,575  101,589  68,998  61,300
 Average commission rate
  paid per share of
  security ($ omitted)..    .0441      N/A      N/A      N/A      N/A      N/A     N/A      N/A     N/A     N/A

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

             FINANCIAL HIGHLIGHTS OF THE QUANTITATIVE EQUITY FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

QUANTITATIVE EQUITY FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988   1987++
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 30.76  $ 24.84  $ 26.44  $ 25.82  $ 25.88  $ 21.07  $ 23.57  $ 20.21  $18.08  $20.00
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .51      .50      .49      .45      .49      .58      .66      .68     .56     .32
 Net realized and
  unrealized gain (loss)
  on investments........     6.24     8.72     (.19)    2.69     1.67     5.93    (1.99)    4.53    2.14   (1.86)
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
 Total From Investment
  Operations............     6.75     9.22      .30     3.14     2.16     6.51    (1.33)    5.21    2.70   (1.54)
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
LESS DISTRIBUTIONS:
 Net investment income..     (.51)    (.51)    (.49)    (.45)    (.49)    (.58)    (.64)    (.76)   (.57)   (.25)
 Net realized gain on
  investments...........    (3.95)   (2.79)   (1.41)   (2.07)   (1.73)   (1.12)    (.53)   (1.09)    --     (.13)
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
 Total Distributions....    (4.46)   (3.30)   (1.90)   (2.52)   (2.22)   (1.70)   (1.17)   (1.85)   (.57)   (.38)
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
NET ASSET VALUE, END OF
 YEAR...................  $ 33.05  $ 30.76  $ 24.84  $ 26.44  $ 25.82  $ 25.88  $ 21.07  $ 23.57  $20.21  $18.08
                          =======  =======  =======  =======  =======  =======  =======  =======  ======  ======
TOTAL RETURN (%)(A).....    23.08    37.69      .19    12.56     8.67    31.70    (5.60)   26.08   15.05   (7.74)
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net
  assets(b).............      .93      .93      .94      .98     1.02     1.03     1.12     1.14    1.16     .97
 Net investment income
  to average net
  assets(b).............     1.59     1.71     1.95     1.68     1.94     2.39     2.94     3.00    3.00    3.38
 Portfolio turnover(b)..    74.33    78.83    45.97    62.48    59.19    58.07    57.49    90.65   59.37   47.78
 Net assets, end of year
  ($000 omitted)........  663,925  488,948  380,592  314,647  244,870  201,614  147,730  124,111  89,858  64,182
 Average commission rate
  paid per share of
  security ($ omitted)..    .0331      N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A     N/A

---------------------
 ++For the period May 15, 1987 (commencement of operations) to December 31,
   1987.
(a) Periods of less than one year are not annualized.
(b) The ratios for the period ended December 31, 1987 are annualized.
 * See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

          FINANCIAL HIGHLIGHTS OF THE INTERNATIONAL SECURITIES FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

INTERNATIONAL SECURITIES FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988    1987
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 56.61  $ 53.96  $ 57.95  $ 44.75  $ 49.15  $ 44.60  $ 55.81  $ 50.49  $45.26  $49.22
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..      .53      .56      .44      .40      .61      .72     1.05      .67     .86     .55
 Net realized and
  unrealized gain (loss)
  on investments (a)....     3.72     4.89     1.23    14.53    (4.02)    4.60    (9.53)   10.32    8.98    6.84
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
 Total From Investment
  Operations............     4.25     5.45     1.67    14.93    (3.41)    5.32    (8.48)   10.99    9.84    7.39
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
LESS DISTRIBUTIONS:
 Net investment income..     (.31)    (.88)    (.04)    (.38)    (.68)    (.76)   (1.08)    (.89)   (.95)   (.45)
 In excess of net
  investment income.....     (.17)    (.23)    (.02)    (.23)     --       --       --       --      --      --
 Net realized gain on
  investments...........    (1.90)   (1.69)   (5.60)   (1.12)    (.31)    (.01)   (1.65)   (4.78)  (3.66) (10.90)
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
 Total Distributions....    (2.38)   (2.80)   (5.66)   (1.73)    (.99)    (.77)   (2.73)   (5.67)  (4.61) (11.35)
                          -------  -------  -------  -------  -------  -------  -------  -------  ------  ------
NET ASSET VALUE, END OF
 YEAR...................  $ 58.48  $ 56.61  $ 53.96  $ 57.95  $ 44.75  $ 49.15  $ 44.60  $ 55.81  $50.49  $45.26
                          =======  =======  =======  =======  =======  =======  =======  =======  ======  ======
TOTAL RETURN (%)........     7.63    10.20     4.86    33.48    (6.94)   11.99   (15.34)   22.24   22.05   15.89
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
  net, to average
  assets................     1.30     1.30     1.30     1.38     1.45     1.49     1.50     1.50    1.50    1.50
 Operating expenses,
  gross, to average
  assets................     1.31     1.31     1.33     1.42     1.47     1.49     1.50     1.54    1.50    1.50
 Net investment income
  to average net
  assets................      .91      .97      .70      .82     1.37     1.68     2.28     1.54    1.60     .91
 Portfolio turnover.....    42.43    42.96    72.23    60.22    48.93    52.46    68.89    57.16   43.50  113.04
 Net assets, end of year
  ($000 omitted)........  743,615  623,389  563,333  454,482  262,886  243,065  169,818  123,823  91,006  88,321
 Average commission rate
  paid per share of
  security ($ omitted)..    .0039      N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A     N/A
 Per share amount of
  fees waived ($
  omitted)..............    .0050    .0080    .0178    .0161    .0054      --       --     .0169     --      --

---------------------
(a) Provision for federal income tax for the year ended December 31, 1991 amounted to $.03 per share.
 * See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

              FINANCIAL HIGHLIGHTS OF THE DIVERSIFIED BOND FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

DIVERSIFIED BOND FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 23.69  $ 21.53  $ 23.73  $ 23.49  $ 24.29  $ 22.81  $ 22.90  $ 22.38  $ 22.38  $ 25.00
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..     1.47     1.54     1.46     1.48     1.62     1.72     1.74     1.87     1.69     1.55
 Net realized and
  unrealized gain (loss)
  on investments........     (.71)    2.18    (2.22)     .83     (.10)    1.61     (.09)     .83     (.02)   (1.28)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total From Investment
  Operations............      .76     3.72     (.76)    2.31     1.52     3.33     1.65     2.70     1.67      .27
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..    (1.48)   (1.56)   (1.42)   (1.48)   (1.63)   (1.69)   (1.74)   (1.92)   (1.67)   (1.65)
 In excess of net
  investment income.....      --       --       --      (.01)     --       --       --       --       --       --
 Net realized gain on
  investments...........      --       --       --      (.58)    (.69)    (.16)     --      (.26)     --     (1.24)
 In excess of net
  realized gain on
  investments...........      --       --      (.02)     --       --       --       --       --       --       --
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....    (1.48)   (1.56)   (1.44)   (2.07)   (2.32)   (1.85)   (1.74)   (2.18)   (1.67)   (2.89)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR...................  $ 22.97  $ 23.69  $ 21.53  $ 23.73  $ 23.49  $ 24.29  $ 22.81  $ 22.90  $ 22.38  $ 22.38
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)........     3.43    17.76    (3.25)   10.02     6.57    15.29     7.58    12.52     7.67     1.25
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
  net, to average
  assets................      .61      .59      .56      .58      .62      .74      .88      .93      .93      .90
 Operating expenses,
  gross, to average
  assets................      .61      .59      .56      .58      .67      .74      .88      .93      .93      .90
 Net investment income
  to average net
  assets................     6.46     6.69     6.57     6.13     6.79     7.38     7.89     8.16     7.48     7.05
 Portfolio turnover.....   138.98   135.85   153.21   177.74   228.37   130.96    94.88   195.14   197.15   180.54
 Net assets, end of year
  ($000 omitted)........  554,804  513,808  525,315  477,341  412,394  344,081  294,677  230,156  211,656  197,730
 Per share amount of
  fees waived
  ($ omitted)...........      --       --       --       --     .0115      --       --       --       --       --

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

         FINANCIAL HIGHLIGHTS OF THE VOLATILITY CONSTRAINED BOND FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

VOLATILITY CONSTRAINED BOND FUND

                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 19.21  $ 18.64  $ 19.78  $ 19.51  $ 20.33  $ 19.51  $ 19.37  $ 19.14  $ 19.21  $ 20.06
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..     1.09     1.21     1.15      .82     1.34     1.45     1.52     1.66     1.55     1.48
 Net realized and
  unrealized gain (loss)
  on investments........     (.22)     .58    (1.16)     .45     (.88)     .80      .13      .30     (.10)    (.67)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total From Investment
  Operations............      .87     1.79     (.01)    1.27      .46     2.25     1.65     1.96     1.45      .81
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..    (1.01)   (1.22)   (1.13)    (.71)   (1.28)   (1.43)   (1.51)   (1.73)   (1.52)   (1.59)
 Net realized gain on
  investments...........      --       --       --       --       --       --       --       --       --      (.07)
 Tax Return of capital..      --       --       --      (.29)     --       --       --       --       --       --
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total Distributions....    (1.01)   (1.22)   (1.13)   (1.00)   (1.28)   (1.43)   (1.51)   (1.73)   (1.52)   (1.66)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR...................  $ 19.07  $ 19.21  $ 18.64  $ 19.78  $ 19.51  $ 20.33  $ 19.51  $ 19.37  $ 19.14  $ 19.21
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)........     4.66     9.89     (.02)    6.67     2.29    12.00     8.92    10.64     7.77     4.27
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net assets....      .76      .71      .67      .66      .68      .62      .62      .61      .59      .58
 Net investment income
  to average net
  assets................     5.69     6.33     5.97     5.79     6.74     7.34     7.88     8.41     7.97     7.75
 Portfolio turnover.....   311.51   256.72   182.65   220.77   312.05   159.20   181.66   331.12   238.69   190.36
 Net assets, end of year
  ($000 omitted)........  163,197  181,881  195,007  225,672  292,909  293,603  240,887  214,745  234,095  251,702

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

                          FINANCIAL HIGHLIGHTS OF THE
                           MULTISTRATEGY BOND FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

MULTISTRATEGY BOND FUND

                                              1996     1995     1994    1993++
                                             -------  -------  -------  ------
NET ASSET VALUE, BEGINNING OF YEAR.......... $ 10.25  $  9.29  $ 10.31  $10.00
                                             -------  -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................     .61      .65      .58     .46
 Net realized and unrealized gain (loss) on
  investments...............................    (.12)     .97    (1.03)    .40
                                             -------  -------  -------  ------
  Total From Investment Operations..........     .49     1.62     (.45)    .86
                                             -------  -------  -------  ------
LESS DISTRIBUTIONS:
 Net investment income......................    (.61)    (.66)    (.57)   (.46)
 In excess of net investment income.........    (.01)     --       --      --
 Net realized gain on investments...........    (.01)     --       --     (.08)
 In excess of net realized gain on
  investments...............................     --       --       --     (.01)
                                             -------  -------  -------  ------
  Total Distributions.......................    (.63)    (.66)    (.57)   (.55)
                                             -------  -------  -------  ------
NET ASSET VALUE, END OF YEAR................ $ 10.11  $ 10.25  $  9.29  $10.31
                                             =======  =======  =======  ======
TOTAL RETURN (%)(A).........................    4.97    17.92    (4.35)   8.74
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to average net
  assets (b)................................     .81      .85      .85     .85
 Operating expenses, gross, to average net
  assets (b)................................     .88      .89      .90    1.20
 Net investment income to average net assets
  (b).......................................    6.19     6.61     6.26    5.60
 Portfolio turnover (b).....................  145.38   142.26   136.39  188.95
 Net assets, end of year ($000 omitted)..... 305,428  218,765  173,035  98,374
 Per share amount of fees waived ($
  omitted)..................................   .0055      --       --    .0002
 Per share amount of fees reimbursed ($
  omitted)..................................   .0005    .0042    .0043   .0286

---------------------
 * See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
 ++For the period January 29, 1993 (commencement of operations) to December
   31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended December 31, 1993 are annualized.

                           THE PURPOSE OF THE FUNDS

  The Funds have been organized to provide a means for Eligible Investors to access and use FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" method of investment, and to obtain FRIMCo's and Frank Russell Company's money manager evaluation services, on a pooled and cost-effective basis.

               FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS

  Frank Russell Company, founded in 1936, has been providing comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. The Company and its affiliates have offices in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo, and have approximately 1,300 associates.

  Three functions are at the core of Frank Russell Company's consulting service:

  Objective Setting: Defining appropriate investment objectives and desired investment returns based upon the client's unique situation and tolerance for risk.

  Asset Allocation: Allocating a client's assets among different asset classes -- such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate -- in the manner most likely to achieve the client's objectives.

  Money Manager Research: Evaluating and recommending professional investment advisory and management organizations to make specific portfolio investments for each asset class in accord with the specified objectives, investment styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique with the objectives of reducing risk and increasing returns.

                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  FRIMCo and Frank Russell Company believe capital market history shows that no one particular asset class provides consistent and/or above-average total return results, either on an absolute or relative basis, over extended periods of time. For example, there are periods of time when equity securities outperform fixed-income securities, and vice versa. Similarly, there are periods when securities selected for particular characteristics, or using particular investment styles, outperform other types of securities. For example, there are periods of time when equity securities with growth characteristics outperform equities with income characteristics, and vice versa. While these performance cycles tend to repeat themselves, they do so with no regularity. The blending of asset classes and investment styles on a complementary basis can obtain more consistent returns over longer time periods with a reduction of risk (volatility), although a particular asset class or investment style -- or a particular Fund investing in one asset class or using a particular style--may not achieve above-average performance at any given point in the market.

  Similarly, FRIMCo and Frank Russell Company believe financial markets generally are efficient, and few money managers have shown the ability to time the major highs and lows in the securities markets with any high degree of consistency. However, some money managers have shown a consistent ability to achieve superior results within selected asset classes and styles and have demonstrated expertise in particular areas. Thus, by combining a mix of investment styles within each asset class and then selecting money managers for their ability to invest in a particular style, the investor may seek to achieve increased returns.

  Substantial pools of investment assets are required to achieve the cost effective and efficient allocation of assets among various asset classes and investment styles, to use multiple money managers, and to support the research and evaluation efforts required to select appropriate money managers. By pooling the assets of institutions and individuals with smaller to medium-sized accounts in a series of Funds with different objectives and policies, FRIMCo and Frank Russell Company believe that they are able to provide their multi-style, multi-manager diversification techniques and money manager evaluation services to Eligible Investors on a basis which is both efficient and cost effective for the investor, FRIMCo and Frank Russell Company.

                              ELIGIBLE INVESTORS

  Shares of the Funds are currently offered only to Eligible Investors. These investors are principally institutional investors and financial intermediaries which invest for their own account or in a fiduciary or agency capacity and which have entered into Asset Management Services Agreements (collectively, the "Agreements," and each, an "Agreement") with FRIMCo, and institutions or individuals who have acquired shares through such institutions and financial intermediaries. There is no specified minimum amount which must be invested. Institutions and financial intermediaries which may have a particular interest in the Funds include:

  .Bank trust departments managing discretionary institutional or personal trust accounts

  .Banks, other than through their trust departments

  .Registered investment advisers

  .Endowment funds and charitable foundations

  .Broker-Dealers

  .Employee welfare plans

  .Pension or profit sharing plans

  .Insurance companies

  The Agreement provides, in general, for the officers and staff of FRIMCo, using the facilities and resources of Frank Russell Company, to assist the client to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of assets among different asset classes. Once these decisions have been made by a client, the client's assets are then invested in one or more of the Funds. A client may change the allocation of its assets among the Funds, or withdraw some or all of its assets from the Funds at any time by redeeming Fund shares.

  Shares of the Funds generally are not offered or "retailed" to individual investors, although FRIMCo may enter into Agreements with individual investors. Bank trust departments, registered investment advisors, broker-dealers and other eligible investors ("Financial Intermediaries") which have entered into Agreements with FRIMCo may acquire shares of the Funds for the benefit of their customers. FRIMCo provides objective-setting and asset-allocation assistance to such Financial Intermediaries, which in turn provide the objective-setting and asset-allocation services to their customers. These Financial Intermediaries receive no compensation from FRIMCo or the Funds; they may charge their customers a fee for providing these and possibly other trust or investment-related services. A shareholder may pay a fixed dollar fee to FRIMCo for other services or reports provided by FRIMCo to the shareholder.

  Either the client or FRIMCo may terminate the Agreement upon written notice as provided for in the Agreement. FRIMCo does not expect to exercise its right to terminate the Agreement unless a client does not (i) promptly pay fees due to FRIMCo; or (ii) invest sufficient assets in the Funds to compensate FRIMCo for providing services to the client with respect to assets invested in the Funds. Upon termination of an Agreement by the client or FRIMCo, FRIMCo will no longer provide asset-allocation, objective-setting or other services.

                        GENERAL MANAGEMENT OF THE FUNDS

  The Investment Company's Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Frank Russell Company and the money managers. The Investment Company's officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The money managers are responsible for selection of individual portfolio securities for the assets assigned to them.

  FRIMCo: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds; (ii) provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and Custodian; (iii) develops the investment programs, selects money managers, allocates assets among money managers and monitors the money managers' investment programs and results; (iv) is authorized to select or hire money managers to select individual portfolio securities held in the Funds' Liquidity Portfolios (see, "Investment Policies -- Liquidity Portfolios"); and (v) provides the Funds with transfer agent, dividend disbursing and shareholder recordkeeping services. FRIMCo bears the expenses it incurs in providing these services (other than transfer agent, dividend disbursing and shareholder recordkeeping) as well as the costs of preparing and distributing explanatory materials concerning the Funds to prospective clients.

  The responsibility of overseeing the money managers rests upon the officers and employees of FRIMCo. These officers and employees, including their business experience for the past five years, are identified below:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since
    1989.

  . Jean E. Carter, who has been a Portfolio Manager of FRIMCo since 1994.
    From 1990 to 1994, Ms. Carter was a Client Executive in the Investment Group of the Frank Russell Company. Ms. Carter jointly with another portfolio manager identified herein has primary responsibility for management of the International, International Securities and Emerging Markets Funds.

  . James M. Imhof, Manager of Portfolio Trading, FRIMCo, who has managed the day to day management of the FRIMCo Funds and ongoing analysis and monitoring of Fund money managers since 1989.

  . James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Frank Russell Company. Mr. Jornlin jointly with another portfolio manager identified herein has primary responsibility for management of the Real Estate Securities Fund.

  . Randal C. Burge, who has been a Portfolio Manager of FRIMCo, since June
    1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has primary responsibility for management of the Fixed Income I, Fixed Income II, Fixed Income III, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond, Limited Volatility Tax Free, International, International Securities and Emerging Markets Funds.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Frank Russell Company. Mr. Trittin jointly with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  . C. Nola Williams, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1994 to 1995, Ms. Williams was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Williams was Senior Research Analyst with Frank Russell Company. Ms. Williams jointly with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  Frank Russell Company provides to the Funds and FRIMCo the asset management consulting services --including the objective-setting and asset-allocation technology, and the money manager research and evaluation assistance -- which Frank Russell Company provides to its other consulting clients. Frank Russell Company receives no compensation from the Funds or FRIMCo for its consulting services. Frank Russell Company and FRIMCo as affiliated companies may establish certain intercompany cost allocations for budgeting and product profitability purposes which may reflect Frank Russell Company's consulting services supplied to FRIMCo.

  George F. Russell, Jr., Chairman of the Board of Trustees of the Investment Company, is the Chairman of the Board and controlling shareholder of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

  The Investment Company has received an exemptive order from the U.S. Securities and Exchange Commission (the "SEC") which permits the Investment Company, with the approval of its Board of Trustees, to engage and terminate money managers without a shareholder vote and to disclose, on an aggregate basis, the fees paid to the money managers of each Investment Company Fund. The Investment Company received shareholder approval to operate under the order at a special meeting of the shareholders held on January 22, 1996.

  For its services, FRIMCo receives a management fee from each Fund. From this fee, FRIMCo, acting as agent for the Investment Company, is responsible for paying the money managers for their investment selection services. The remainder is retained by FRIMCo as compensation for the services described above and to pay expenses. The annual rate of the management fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Fund: Diversified Equity Fund, 0.78%; Special Growth Fund, 0.95%; Equity Income Fund, 0.80%; Quantitative Equity Fund, 0.78%; International Securities Fund, 0.95%; Diversified Bond Fund, 0.45%; Volatility Constrained Bond Fund, 0.50%; and Multistrategy Bond Fund, 0.65%. The fees of the Funds, other than the Diversified Bond and Volatility Constrained Bond Funds, may be higher than the fees charged by some mutual funds with similar objectives which use only a single money manager.

  FRIMCo has voluntarily agreed to waive all or a portion of its management fee with respect to certain funds. This arrangement is not part of the Management Agreement with the Investment Company and may be changed or rescinded at any time. FRIMCo currently waives its management fee for each of the Funds to the extent a Fund incurs Money Market Fund management fees in respect of their investment in the Money Market Fund.

                             EXPENSES OF THE FUNDS

  The Funds, and when appropriate each class, will pay their own expenses other than those expressly assumed by FRIMCo. The Funds' Class S Shares' expenses for the year ended December 31, 1996, as a percentage of average net assets, are shown in the Financial Highlights tables. Principal expenses are: the management, transfer agency and recordkeeping fees payable to FRIMCo; fees for custodial, preparing tax records and portfolio accounting payable to State Street Bank and Trust Company; fees for independent auditing and legal services; and fees for filing reports and registering shares with regulatory bodies.

                              THE MONEY MANAGERS

  The assets of each Fund are allocated currently among the money managers listed in the section "Money Manager Profiles." THE ALLOCATION OF A FUND'S ASSETS AMONG MONEY MANAGERS MAY BE CHANGED AT ANY TIME BY FRIMCO. THE MONEY MANAGERS MAY BE EMPLOYED OR THEIR SERVICES MAY BE TERMINATED AT ANY TIME BY FRIMCO, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES OF THE INVESTMENT COMPANY. The Funds will notify shareholders of the Fund concerned within 60 days when a money manager begins or stops providing services.

  From its management fees, FRIMCo, as agent for the Investment Company, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the quarterly average of all the assets allocated to the money manager. For the period, management fees paid to the money managers were equivalent to the following annual rates expressed as a percentage of the average daily net assets of each Fund: Diversified Equity Fund, .24%; Special Growth Fund, .40%; Equity Income Fund, .20%; Quantitative Equity Fund, .21%; International Securities Fund, .42%; Diversified Bond Fund, .08%; Volatility Constrained Bond Fund, .18%; and Multistrategy Bond Fund, .21%. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

  Each money manager has agreed that once the Investment Company has advanced fees to FRIMCo as agent to make payment of the money manager's fee, the money manager will look only to FRIMCo for the payment of its fee.

  The money managers are selected for the Funds based primarily upon the research and recommendations of Frank Russell Company, which evaluates quantitatively and qualitatively the manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund within the Fund's investment objectives, restrictions and policies, and the more specific strategies developed by Frank Russell Company and FRIMCo. Although the money managers' activities are subject to general oversight by the Board of Trustees and officers of the Investment Company, NEITHER THE BOARD, THE OFFICERS, FRIMCO, NOR FRANK RUSSELL COMPANY EVALUATE THE INVESTMENT MERITS OF THE MONEY MANAGERS' INDIVIDUAL SECURITY SELECTIONS.

           INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS

  Each Fund has certain "fundamental" investment objectives, restrictions and policies which may be changed only with the approval of a majority of the Fund's shareholders. If there is a change in a fundamental investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Other policies reflect current practices of the Funds, and may be changed by the Funds without the approval of shareholders. This section of the Prospectus describes the Funds' principal objectives, restrictions, policies, and risks. A more detailed discussion appears in the Statement of Additional Information.

INVESTMENT OBJECTIVES

  Each Fund's objective is "fundamental," as are the types of securities in which it will invest. Ordinarily, each Fund will invest more than 65% of its total assets in the types of securities identified in its statement of objectives. However, the Funds may hold assets as cash reserves for temporary and defensive purposes when their money managers deem that a more conservative approach is desirable or when suitable purchase opportunities do not exist. (See, "Investment Policies -- Cash Reserves.")

                            DIVERSIFIED EQUITY FUND

  The Diversified Equity Fund's objective is to provide income and capital growth by investing principally in equity securities.

  The Fund may invest in common and preferred stocks, securities convertible into common stocks, rights and warrants.

                              SPECIAL GROWTH FUND

  The Special Growth Fund's objective is to maximize total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund, by investing in equity securities.

  Current income is a secondary consideration in selecting securities. The Fund may invest in common and preferred stock, convertible securities, rights and warrants. The Fund's investments may include companies whose securities have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 1000 @ Index. A substantial portion of the Fund's portfolio will generally consist of equity securities of "emerging growth-type" companies which tend to reinvest most of their earnings, rather than pay significant cash dividends; or companies characterized as "special situations" where the money manager believes that cyclical developments in the securities markets, the industry, or the issuer itself present opportunities for capital growth.

                              EQUITY INCOME FUND

  The Equity Income Fund's objective is to achieve a high level of current income, while maintaining the potential for capital appreciation, by investing primarily in income-producing equity securities.

  The income objective of the Fund is to exceed the yield on the S&P 500 Index. The Index yield will change from year to year due to changes in prices and dividends of stocks in the Index. Income streams will be considered in light of their current level and the opportunity for future growth. Capital appreciation may not be comparable to that achieved by Funds such as the Special Growth Fund whose major objective is appreciation, although FRIMCo believes that a high and growing stream of income is conducive to higher capital values. The Fund may also invest in preferred stock, convertible securities, rights and warrants.

                           QUANTITATIVE EQUITY FUND

  The Quantitative Equity Fund's objectives are to provide a total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.

  The Fund will maintain industry weights and economic sector weights near those of the Index. Over time, the Fund's average price/earnings ratio, yield and other fundamental characteristics are expected to be near the averages for the Index. However, the Fund's money managers may temporarily deviate from Index characteristics based upon the managers' investment judgment that this will increase the Fund's total return. The money managers of the Fund generally make stock selections from the set of stocks comprising the Russell 1000(R) Index.

  The Fund's portfolio characteristics and holdings are expected to be similar to the Russell 1000(R) Index. However, a money manager may purchase securities that are not included in the Index or sell securities still included in the Index in order for the Fund to meet its investment objectives.

  The Fund will seek to achieve its investment objectives by using various quantitative management techniques. FRIMCo believes quantitative management over a market cycle should provide a portfolio with consistent performance, diversification, market-like volatility and limited market under performance. However, there is no guarantee the Fund will have such characteristics at any one time.

  A quantitative manager bases its investment decisions primarily on quantitative investment models. These models are used by the money manager to determine the investment potential of a stock within a particular portfolio and to rank securities most favorable to having a total return surpassing the total return of the Russell 1000(R) Index. Once the money manager has ranked the securities, it then selects the securities most likely to have the characteristics needed to construct a portfolio that has superior return prospects with risks similar to the Russell 1000(R) Index.

  The Fund will attempt to be fully invested in common stock at all times. However, the Fund reserves the right to hold up to 20% of Fund assets in liquid reserve for redemption needs.

                         INTERNATIONAL SECURITIES FUND

  The International Securities Fund's objectives are to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

  The Fund invests primarily in equity securities issued by companies domiciled outside of the United States. The Fund may also invest in fixed-income securities, including instruments issued by non-US governments and their agencies, and in US companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States.

  The Fund may invest in equity and debt securities denominated in other than US dollars and gold-related equity investments, including gold mining stocks and gold-backed debt instruments. However, as a matter of fundamental policy, the Fund will not invest more than 20% of its net assets in gold-related investments.

                             DIVERSIFIED BOND FUND

  The Diversified Bond Fund's objectives are to provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

  The Fund's portfolio will consist primarily of conventional debt instruments, including bonds, debentures, US government and US government agency securities, preferred and convertible preferred stocks, and variable amount demand master notes. (These notes represent a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund.) Investment selections will be based on fundamental economic, market, and other factors leading to valuation by sector, maturity, quality and such other criteria as are appropriate to meet the stated objectives. The Fund will ordinarily invest at least 65% of its net assets in securities rated no less than A or A-2 by Standard & Poor's Ratings Group ("S&P") or A or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or judged by the money manager to be of at least equal credit quality to those designations.

                       VOLATILITY CONSTRAINED BOND FUND

  The Volatility Constrained Bond Fund's objectives are the preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

  The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies.

  Although the Fund will invest primarily in debt securities denominated in the US dollar, the money managers will actively manage the Fund's portfolio in accordance with a multi-market investment strategy, allocating investments among securities denominated in the US dollar and the currencies of a number of foreign countries and, where consistent with its policy of investing only in high-quality securities, within each such country, among different types of debt securities. The money managers which invest in foreign denominated securities will maintain a substantially neutral currency exposure relative to the US dollar, and will establish and adjust cross currency hedges based on their perception of the most favorable markets and issuers. In this regard, the percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with a money manager's assessment of the relative yield of such securities and the relationship of a country's currency to the US dollar. Fundamental economic strength, credit quality and interest rate trends will be the principal factors considered by the money managers in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. The Fund will not invest more than 10% of its total assets in debt securities denominated in a single currency other than the US dollar. At this time, FRIMCo intends to limit total non-US dollar investments to no more than 25% of total Fund assets.

  The Fund will invest in debt securities denominated in currencies of countries whose governments are considered by it to be stable (or, when the Fund invests in countries considered unstable or undeveloped, it will only do so when it believes it is able to hedge substantially the risk of a decline in the currency in which the Fund's portfolio securities are denominated). In addition to the US dollar, such currencies include, among others, the Australian Dollar, Austrian Schilling, Belgian Franc, British Pound Sterling, Canadian Dollar, Danish Krone, Dutch Guilder, European Currency Unit ("ECU"), French Franc, Irish Punt, Italian Lira, Japanese Yen, New Zealand Dollar, Norwegian Krone, Spanish Peseta, Swedish Krona, Swiss Franc and German Mark. An issuer of debt securities purchased by the Fund may be domiciled in a country other than a country in whose currency the instrument is denominated.

  In selecting particular investments for the Fund, the money managers will seek to minimize investment risk by limiting their portfolio investments to debt securities of high-quality issuers. Accordingly, the Fund's portfolio will consist only of: (a) debt securities issued or guaranteed by the US government, its agencies or instrumentalities ("US Government Securities");
(b) obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, all of which are rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, determined by the money managers to be of equivalent quality; (c) investment grade corporate debt securities or, if unrated, determined by the money managers to be of equivalent quality; (d) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of US banks or US or foreign branches of foreign banks) having total assets of more than $500 million and determined by the money managers to be of high-quality; and (e) commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., Duff 1 or Duff 2 by Duff & Phelps, Inc., TBW-1 or TBW-2 by Thomson Bank Watch, Inc., or, if not rated, issued by US or foreign companies having outstanding debt securities rated AAA, AA or A by S&P, or Aaa, Aa or A by Moody's and determined by the money managers to be of high-quality.

  As described above, the Fund may invest in debt securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is an organization consisting of certain European states engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

  The Fund may invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Community. The specific amounts of currency comprising the ECU may be adjusted by the Counsel of Ministers of the European Community to reflect changes in the relative values of the underlying currencies. The money managers investing in such securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranationals, in particular, issue ECU-denominated obligations.

  The Fund may enter into interest rate swaps, which involve the exchange by the Fund with another party of its respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

                            MULTISTRATEGY BOND FUND

  The Multistrategy Bond Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

  The Fund will invest primarily in fixed-income securities. The Fund's investments will include: US Government Securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; securities of international agencies or supranational agencies; corporate debt securities; loan participations; corporate commercial paper; indexed commercial paper; variable, floating and zero coupon rate securities; mortgage and other asset-backed securities; municipal obligations; variable amount demand master notes (these notes represent a borrowing arrangement between a commercial paper issuer and an institutional lender, such as the Fund); bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and foreign currency exchange related securities.

  The Fund may also invest in convertible securities and derivatives including warrants and interest rate swaps. Interest rate swaps are described under "Volatility Constrained Bond Fund." The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

  As described above, the Fund may invest in debt securities issued by supranational organizations. Supranational organizations are described under "Volatility Constrained Bond Fund."

  Investments in bank certificates of deposit, time deposits and bankers' acceptances include Eurodollar Certificates of Deposit, which are issued by foreign branches of US or foreign banks; Eurodollar Time Deposits, which are issued by foreign branches of US or foreign banks; and Yankee Certificates of Deposit, which are issued by US branches of foreign banks. These instruments may be US dollar or foreign currency denominated and are subject to the risks of non-US issuers described under "Investment Policies--Investment in Foreign Securities."

  The variable and floating rate securities the Fund may invest in provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. The Fund may also invest in zero coupon US Treasury, foreign government and US and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

  The Fund's portfolio may include debt securities issued by domestic or foreign entities, and denominated in US dollars or foreign currencies. It is anticipated that no more than 25% of the Fund's net assets will be denominated in foreign currencies. Foreign currency exchange transactions (options on foreign currencies, foreign currency futures contracts and forward foreign currency contracts) will only be used by the Fund for the purpose of hedging against foreign currency exchange risk arising from the Fund's investment, or anticipated investment, in securities denominated in foreign currencies. Foreign investment may include emerging market debt. The risks associated with investment in securities issued by foreign governments and companies are described under "Investment Policies--Investment in Foreign Securities." Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Emerging market debt that the Fund may invest in includes bonds, notes and debentures of emerging market governments and debt and other fixed income securities issued or guaranteed by such governments' agencies, instrumentalities or central banks, or by banks or other companies in emerging markets determined by the money managers to be suitable investments for the Fund. Under current market conditions, it is expected that emerging market debt will consist predominantly of Brady Bonds and other sovereign debt. Brady Bonds are products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

  The Fund may invest up to 25% of its net assets in debt securities that are rated below "investment grade" (i.e., rated lower than BBB by S&P or Baa by Moody's) or in unrated securities judged by the money managers of the Fund to be of comparable quality. Debt rated BB, B, CCC, CC and C by S&P, and debt rated Ba, B, Caa, Ca and C by Moody's, is regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest. For Moody's, Ba indicates the lowest degree of speculation and C the highest. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional information on the ratings used by S&P and Moody's and a description of lower rated debt securities, please refer to the Funds' Statement of Additional Information.

INVESTMENT RESTRICTIONS

  The Funds have fundamental investment restrictions which cannot be changed without shareholder approval. The principal restrictions are the following, which, unless otherwise noted, apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:

  1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. A Fund's investment in "cash reserves" (see the next section) in shares of the Investment Company's Money Market Fund are not subject to this restriction or to restrictions 2 or 3.

  2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities).

  3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

  4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, and then only for temporary purposes; invest more than 5% of its assets in securities of issuers which, together with any predecessor, have been in operation for less than three years; or invest more than 5% of its assets in warrants. (Currently, no Fund intends to borrow in excess of 5% of its net assets.)

INVESTMENT POLICIES

  The Funds use certain investment instruments and techniques commonly used by institutional investors. The principal policies are the following:

  Cash Reserves. Each Fund is authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities which are at least comparable in quality to the Fund's permitted investments. In lieu of having each of these Funds make separate, direct investments in money market instruments, each Fund and its money managers may elect to invest the Fund's cash reserves in the Investment Company's Money Market Fund.

  The Investment Company's Money Market Fund, described in a separate prospectus, seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term, high-grade, money market instruments. FRIMCo currently waives its management fee for each of the Funds to the extent a Fund incurs Money Market Fund management fees in respect of its investment in the Money Market Fund, thereby eliminating any duplication of fees.

  Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts.

  The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquiree's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

  The Russell 1000(R) Index is used as the basis for the Quantitative Equity Fund's performance because it, in FRIMCo's opinion, represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

  Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

  Repurchase Agreements. Each Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at time of the agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Investment Policies--Illiquid Securities," no Fund will invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

  Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with each Fund's ability to manage its investment portfolio and honor redemption requests. When effecting such transactions, liquid assets of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled.

  Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by a money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect, subject to the limitations described in "Investment Policies--Illiquid Securities."

  Lending Portfolio Securities. Each Fund may lend portfolio securities with a value of up to 33.33% of its total assets. Such loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 100% of the current market value of the current loaned securities plus accrued interest. The collateral is "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities.

  Cash collateral is invested in high-quality short-term instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset-based fee) and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities and the remainder is then divided between the Fund and the Fund's Custodian.

  Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

  Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. The Investment Company may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, the Fund must immediately pay the amount of the shortfall to the borrower.

  Illiquid Securities. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

  Liquidity Portfolios. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5%-15% of the Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds' assets assigned to a "Liquidity Portfolio." The Liquidity Portfolio will be used to create temporarily an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

  Investment in Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

  The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

  Depository Receipts. The Funds may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets.

  Forward Foreign Currency Exchange Contracts ("forward currency contracts"). The International Securities, Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds may enter into forward currency contracts, which are agreements to exchange one currency for another--for example, to exchange a certain amount of US dollars for a certain amount of Japanese yen--at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into a contract. The Funds may engage in forward contracts that involve a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are denominated. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. The Funds may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that the Funds' forward currency contracts are not used to achieve investment leverage, the Funds will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

  Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

  Forward currency contracts will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of a Fund's portfolio securities or adversely affect the price of securities which the Funds intend to purchase at a later date. The amount the Funds may invest in forward currency contracts is limited to the amount of the Funds' aggregate investments in foreign currencies.

  The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Funds are engaged in that strategy.

  A Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above.

  Options. The Funds may purchase and sell (write) call and put options on securities and securities indexes provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell put and call options on foreign currencies.

  A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

  Call and Put Options on Securities. A call option on a specific security gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option on a specific security gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

  A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

  A Fund may write a call or a put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligations as the writer of the option.

  To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

  The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities.

  The Funds intend to purchase and write call and put options on specific securities. The Funds will purchase and write options only to the extent permitted by the policies of state securities authorities in states where the shares of the Funds are qualified for offer and sale.

  Securities Index Options. An option on a securities index is a contract which gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index and the exercise price of the option times a multiplier established by the exchange on which the stock index is traded. It is similar to an option on a specific security except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in the specific security. None of the Funds, other than the Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds, currently intends to purchase and write call and put options on securities indexes.

  Options on Foreign Currency. The Funds may purchase and write call and put options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. (See also "Call and Put Options on Securities" above.) None of the Funds, other than the Multistrategy Bond Fund, currently intends to write or purchase such options.

  Risk Factors. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

  Where a Fund writes a call option, it has, in return for the premium it receives, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

  Futures Contracts and Options on Futures Contracts. The Funds may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.

  An interest rate or foreign currency futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

  Each Fund may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

  There are several risks associated with the use of futures and options on futures contracts for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted.

  There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

  A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options" above.

  A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission. A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

  High Risk Bonds. The Funds, other than Multistrategy Bond Fund, do not invest assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's and above are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Funds, other than Multistrategy Bond Fund, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

  The Multistrategy Bond Fund will invest in "investment grade" securities and may invest up to 25% of its total assets in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Fund to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the growth of the market for lower rated debt securities paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fund will seek to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of their own credit analysis. For additional information, please refer to the Statement of Additional Information.

                        PORTFOLIO TRANSACTION POLICIES

  Decisions to buy and sell securities are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Liquidity Portfolios. The Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund (or for another series of the Investment Company) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables.

  FRIMCo and the various money managers arrange for the purchase and sale of Investment Company's securities and selects brokers and the selection of brokers and dealers (including affiliates), which in their best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. In addition to price and commission rates, brokers and dealers may be selected based on research, statistical or other services they are able to provide. This may cause the Investment Company to pay commissions at rates that exceed rates that other brokers and dealers may have charged if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

  The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of FRIMCo, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Similarly, the Funds may effect portfolio transactions through and pay brokerage commissions to the various money manager affiliated brokers.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

  The Board of Trustees presently intends that dividends will be declared from net investment income and net short-term capital gains, if any, for payment on the following schedule:

 DECLARED                   PAYABLE
 --------                   -------
 Monthly          Early in the following month             Diversified Bond,
                                                           Volatility Constrained
                                                           Bond and Multistrategy
                                                           Bond Funds
 Quarterly        Mid: April, July, October                Diversified Equity,
                  and December                             Special Growth, Equity
                                                           Income and Quantitative
                                                           Equity Funds
 Annually         Mid-December                             International Securities
                                                           Fund

CAPITAL GAINS DISTRIBUTIONS

  The Board intends that distributions will be declared from capital gains through October 31 (excess of capital gains over capital losses) annually, generally in mid-December. In addition, in order to satisfy certain distribution requirements, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year. Capital gains realized during November and December will be distributed during the month of February of the following year.

  Investors should be aware that by purchasing shares shortly before the record date of a dividend or capital gains distribution, they will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gains distribution. Investors should also be aware that all shareholders, new and old alike, will share in and be taxed on distributions of gain realized by a Fund on the sale of securities that have increased in value.

AUTOMATIC REINVESTMENT

  All dividends and distributions will be automatically reinvested, at the net asset value per share at the close of business on the record date, in additional shares of the Fund paying the dividend or making the distribution, unless a shareholder elects to have dividends or distributions paid in cash or invested in another Fund. Any election may be changed by delivering written notice no later than ten days prior to the payment date to Frank Russell Investment Management Company, the Investment Company's transfer and dividend paying agent (the "Transfer Agent"), at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                     TAXES

  Each Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code (the "Code"). By distributing substantially all of its net investment income and capital gains to shareholders and meeting certain other requirements, a Fund will generally not be liable for federal income or excise taxes. The Funds may be subject to nominal, if any, state and local taxes.

  For taxable shareholders: Dividends from net investment income and short-term capital gains will be taxable as ordinary dividends, whether paid in cash or reinvested in additional shares. However, depending upon the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds attributable to direct US Treasury and agency obligations may be exempt from state and local taxes. Long-term capital gains distributions declared by the Investment Company's Board are taxed as long-term gains regardless of the length of time a shareholder has held such shares. Distributions paid in excess of a Fund's earnings will be treated as a non-taxable return of capital. Dividends and distributions may otherwise also be subject to state or local taxes.

  For corporate investors, dividends from net investment income paid by the Diversified Equity, Special Growth, Equity Income and Quantitative Equity Funds will generally qualify in part for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by such a Fund from domestic
(US) sources. Certain holding period and debt financing restrictions may apply to the corporate investor seeking to claim the deduction.

  The sale of shares of a Fund is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of a Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

  The International Securities, Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds will receive dividends and interest paid by non-US issuers which will frequently be subject to withholding taxes by non-US governments. FRIMCo expects the International Securities Fund to invest more than 50% of its total assets in non-US securities and to file specified elections with the Internal Revenue Service which will permit its shareholders either to deduct (as an itemized deduction in the case of an individual) such foreign taxes in computing taxable income, or to use these withheld foreign taxes as credits against US income taxes. The Fund's taxable shareholders must include their pro rata portion of the taxes withheld on their gross income for federal income tax purposes.

  Shareholders of holding non-US holdings should also be aware that for federal income tax purposes, foreign exchange losses realized by a Fund are treated as ordinary losses. This treatment may have the effect of reducing a Fund's income available for distribution to shareholders.

  The Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds may acquire zero coupon securities issued with original issue discount. As the holder of such a security, the Funds will have to include in taxable income a portion of the original issue discount that accrues on the security for the taxable year, even if the Funds receive no payment on the security during the year. Because the Funds annually must distribute substantially all of their net investment income, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash the Funds actually receive. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Funds may realize capital gains or losses from those sales, which could further increase or decrease the Funds' dividends and distributions paid to shareholders.

  Shareholders of the appropriate Funds will be notified after each calendar year of the amounts: of ordinary income dividends and long-term capital gains distributions, including any amounts which are deemed paid on December 31 of the prior year; of the dividends which qualify for the 70% dividends-received deduction available to corporations; of income which is a tax preference item (if any) for alternative minimum tax purposes; of the International Securities Fund's foreign taxes withheld; and of the percentages of the Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds' income attributable to US government, Treasury and agency securities.

  A Fund is required to withhold 31% of all taxable dividends, distributions and redemption proceeds payable to any non-corporate shareholder which does not provide the Fund with the shareholder's certified taxpayer identification number or required certifications or which is subject to backup withholding.

  Shareholders who are not US persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of income, estate or other taxes (including income tax withholding) on their investment in a Fund or on dividends and distributions received by them from a Fund and the application of foreign tax laws.

  Shareholders should consult their tax advisers with respect to the applicability of any state and local intangible property or income taxes to their shares of a Fund and distributions and redemption proceeds received from a Fund.

  Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Statement of Additional Information.

                        CALCULATION OF FUND PERFORMANCE

  From time to time, the Funds may advertise their performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for Class S shares of each of the Funds are as follows:

                                    5 YEARS      10 YEARS
                          1 YEAR     ENDED        ENDED     INCEPTION TO
                          ENDED     DEC. 31,     DEC. 31,     DEC. 31,
                         DEC. 31,     1996         1996         1996     INCEPTION
                           1996   (ANNUALIZED) (ANNUALIZED) (ANNUALIZED)   DATE
                         -------- ------------ ------------ ------------ ---------
Diversified Equity......  23.29%     14.81%       14.59%       15.24%    09/05/85
Special Growth..........  18.65      13.79        13.40        13.61     09/05/85
Equity Income...........  21.45      15.78        13.71        14.12     09/05/85
Quantitative Equity.....  23.08      15.74          --         13.61     05/15/87
International
 Securities.............   7.63       9.09         9.74        14.35     09/05/85
Diversified Bond........   3.43       6.68         7.71         8.79     09/05/85
Volatility Constrained
 Bond...................   4.66       4.64         6.64         6.89     09/05/85
Multistrategy Bond......   4.97        --           --          6.66     01/29/93

  The Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds also may from time to time advertise their yields. Yield, which is based on historical earnings and is not intended to indicate future performance, is calculated by dividing the net investment income per share earned during the most recent 30-day (or one month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day (or one month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in a Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts. The 30-day yields for the year ended December 31, 1996 for the Class S shares of the Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds were, respectively, 6.28%, 5.48% and 5.99%.

  Each Fund may also advertise non-standardized performance information which is for periods in addition to those required to be presented.

                           VALUATION OF FUND SHARES

NET ASSET VALUE PER SHARE

  The net asset value per share is calculated for shares of each class of each Fund on each business day on which shares are offered or orders to redeem are tendered. (Unless otherwise indicated, "shares" refers to the Class S Shares of the Funds.) For all Funds, a business day is one on which the New York Stock Exchange is open for trading. Net asset value per share is computed for a Fund's Class S Shares by dividing the current value of the Fund's assets attributable to the Class S Shares, less liabilities attributable to the Class S Shares, by the number of Class S Shares of the Fund outstanding, and rounding to the nearest cent. All Funds determine net asset value as of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

VALUATION OF PORTFOLIO SECURITIES

  With the exceptions noted below, the Funds value portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

  Because many fixed-income securities do not trade each day, last sale or bid prices are frequently not available. Fixed-income securities therefore may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

  International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

  Money market instruments maturing within 60 days of the valuation date held by Funds are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). Such money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Funds would receive if they sold the instrument.

  The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                            PURCHASE OF FUND SHARES

  Shares of the Funds are sold on each business day at the net asset value next determined after an order is received in proper form, and the order has been accepted. All purchases must be made in US dollars. The Funds reserve the right to reject any purchase order.

ORDER PROCEDURES

  Orders by all investors (except for participants in the Three Day Settlement Program described below) to purchase Investment Company Funds shares must be received by the Transfer Agent, either by telephone, mail or entry into the shareholder recordkeeping system on a day when shares of the Funds are offered and orders in proper form accepted prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

  Payment Procedures: Payment for the purchase of Fund shares must be received by the Funds' Custodian or Transfer Agent, depending on the method of payment, on the day the order is accepted (except for participants in the Three Day Settlement Program described below). There are several ways to pay for orders received for the Funds:

    Federal Funds Wire. Payment for orders may be made by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company.

    Automated Clearing House ("ACH"). Payment for orders may be made through the ACH to the Funds' Custodian, State Street Bank and Trust Company. However, funds transferred by ACH may or may not be converted into federal funds the same day depending on the time the funds are received and the bank wiring the funds. If the funds are not converted the same day, they will be converted the next business day. Therefore, the order would be placed the next business day.

    Automatic Investment Program. A shareholder may make scheduled investments (minimum $50.00) in an established account in a Fund on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from the shareholder's bank account. A separate transfer is required for each Fund in which shares are to be purchased. A shareholder may, of course, terminate the program as to further transfers at any time. Contact the Financial Intermediary from whom you received this prospectus for further information on this program and an enrollment form.

    Check. Payment for orders may be made by check or other negotiable bank draft payable to "Frank Russell Investment Company" and mailed to a Financial Intermediary or to the Transfer Agent, P.O. Box 1591, Tacoma, WA 98401-1591. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. Investments in the Funds will be effected upon receipt of the check or draft by the Transfer Agent when the check or draft is received prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). When the check or draft is received by the Transfer Agent after the close of the New York Stock Exchange, the order will be effected on the following business day.

IN-KIND EXCHANGE OF SECURITIES
  The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the particular Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled, which is usually within 15 days following the purchase by exchange. A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange. Investors interested in making an in-kind exchange are encouraged to consult with their tax advisers.

  The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

THREE DAY SETTLEMENT PROGRAM
  The Investment Company will accept orders from financial institutions to purchase shares of the Funds for settlement on the third business day following the receipt of an order to be paid by federal wire if the investor has agreed in writing to indemnify the Funds against any losses as a result of nonreceipt of payment. For further information on this program, contact the Investment Company.

THIRD PARTY TRANSACTIONS
  Investors purchasing Fund shares through a program of services offered by a Financial Intermediary, such as a bank, broker-dealer, investment adviser or others, may be required to pay additional fees by such

Intermediary. Investors should contact such Financial Intermediary for information concerning what additional fees, if any, may be charged.

EXCHANGE PRIVILEGE
  Shareholders may exchange shares of any Fund offered by this Prospectus for shares of another Fund offered by this Prospectus on the basis of current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by the Investment Company through another prospectus under certain conditions and only in states where the exchange may legally be made. For additional information, including a prospectus of other Investment Company Funds, contact a Financial Intermediary or the Investment Company. Exchanges may be made (i) by telephone if the registrations of the two accounts are identical; or (ii) in writing addressed to the Investment Company.

  An exchange is a redemption of the shares and is treated as a sale for income tax purposes, and a short or long-term capital gain or loss may be realized. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request). Each investor is encouraged to talk with the investor's tax adviser.

                           REDEMPTION OF FUND SHARES

  SHAREHOLDERS UNCERTAIN OF REQUIREMENTS FOR REDEMPTION SHOULD TELEPHONE THE FINANCIAL INTERMEDIARY FROM WHOM THEY RECEIVED THIS PROSPECTUS OR THE FUNDS AT
(800) 972-0700; IN WASHINGTON (253) 627-7001.

  Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below.

  Payment will ordinarily be made in seven days. Generally, redemption proceeds will be wire-transferred to the shareholder's account or to an alternate account provided such request is given to the Transfer Agent in proper form, at a domestic commercial bank which is a member of the Federal Reserve System. Although the Funds currently do not charge such a fee, the Funds reserve the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption requests of investments made by check may be withheld for up to 15 days after the date of purchase to assure that checks in payment for orders to purchase shares are collected by the Funds. Upon request, redemption proceeds will be mailed to the shareholder's address of record or to an alternate address provided such request is sent to the Transfer Agent in proper form.

  Request Procedures. Requests by all investors to redeem Investment Company Fund shares must be received by the Funds' Transfer Agent, either by telephone, mail, entry into the shareholder recordkeeping system, or through the Systematic Withdrawal Payment Program on the days requests to redeem are tendered prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

  Requests for redemption by telephone or entry into the shareholder recordkeeping system must follow the procedures set forth in the Account Registration and Investment Instruction Form, or alternate procedures may be followed provided such requests are given to the Transfer Agent in proper form. In the unexpected event telephone lines are unavailable, shareholders should use the mail redemption procedures described below.

  Mail. Redemption requests may be made in writing directly to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401. The redemption price will be the net asset value next determined after receipt by FRIMCo of all required documents in good order. "Good order" means that the request must include the following:

  A. A letter of instruction or a stock assignment designating specifically the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

  B. Such other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations, and pension and profit sharing plans.

  Systematic Withdrawal Payment. The Systematic Withdrawal Payment ("SWP") program is an automated method for redeeming a predetermined dollar amount from a Fund shareholder account to meet a standing request. The program can be used to meet any request for periodic distributions of assets from Fund shareholder accounts.

  SWP Offering Date and Payment Procedures. SWP distributions occur once a month and are paid by wire or check, according to the instructions provided on the SWP form. If a client has more than one Fund from which a SWP is to be received, the client will receive one wire or check for each SWP Fund. SWP transactions are recorded on the twenty-fifth day of each month. If the twenty-fifth day falls on a weekend or holiday, the transaction will be recorded on the preceding business day. SWP payment dates are the first business day after the trade date.

  Distribution Frequency. Payments can be scheduled as monthly, quarterly, semiannual or annual distributions.

  SWP Distribution by Wire. Federal Funds Wire payments will be sent to the designated bank on the payment date.

  SWP Distribution by Check. Checks will be sent by US Postal Service first class mail, to the requested address on the payment date.

  SWP Distribution by Electronic Fund Transfer. Electronic Fund Transfer payments will be sent to designated bank on payment date.

  A Systematic Withdrawal Payment form must be completed and mailed to the Financial Intermediary from whom this prospectus was obained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591. The Systematic Withdrawal Payment form must be received by Frank Russell Investment Management Company five business days before the initial distribution date.

  Redemption in Kind. A Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of securities from the Fund's portfolio, in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if any unlikely emergency conditions, as specified in the 1940 Act or determined by the SEC, should develop.

                            ADDITIONAL INFORMATION

DISTRIBUTOR, CUSTODIAN, INDEPENDENT ACCOUNTANTS, AND REPORTS

  Russell Fund Distributors, Inc., a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

  State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, holds all portfolio securities and cash assets of the Funds, and provides portfolio recordkeeping services. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Funds.

  Coopers & Lybrand L.L.P., Boston, Massachusetts, are the Funds' independent accountants. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P. Shareholders may also receive additional reports concerning the Funds, or their accounts, from FRIMCo.

ORGANIZATION, CAPITALIZATION, AND VOTING

  The Investment Company was organized as a Maryland corporation on March 6, 1981, and commenced offering shares on October 15, 1981. On January 2, 1985, the Investment Company reorganized by changing its domicile and legal status to a Massachusetts business trust and now operates under an amended Master Trust Agreement dated July 26, 1984. Frank Russell Company has the right to grant the nonexclusive use of the name "Frank Russell" or any derivation thereof to any other investment company or other business enterprise, and to withdraw from the Investment Company the use of the name "Frank Russell."

  The Investment Company issues shares of beneficial interest divisible into an unlimited number of funds, each of which funds is a separate trust under Massachusetts law, and the funds' shares may be offered in multiple classes. Shares of each class of a Fund represent proportionate interests in the assets of that Fund attributable to that class, and have the same voting and other rights and preferences as the shares of other classes of the Fund. Shares of each class of a Fund are entitled to such dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Each share of a class of a Fund has one vote; there are no cumulative voting rights. There are no Annual Meetings of shareholders, but Special Meetings may be held. On any matter which affects only a particular Fund or class, only shareholders of that Fund or class, as applicable, will vote, unless otherwise required by the 1940 Act or the amended Master Trust Agreement.

  In addition to offering Class S Shares, the Funds also offer beneficial interests in Class C Shares, which are described in a separate prospectus relating to that class. Class C Shares are designed to meet different investor needs and are subject to a Rule 12b-1 distribution fee and to a shareholder servicing fee, which may affect the performance of the Class C Shares. To obtain more information concerning Class C Shares, contact the Financial Intermediary from whom you obtained this prospectus or write to the Secretary, Frank Russell Investment Company, at the address listed on the cover of this Prospectus, or call (800) 972-0700.

  The Trustees hold office for the life of the Investment Company. A Trustee may resign or retire, and a Trustee may be removed at any time by, in substance, a vote of two-thirds of the Investment Company shares. A vacancy in the Board of Trustees shall be filled by the vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders.

  At March 31, 1997, no one Shareholder could deemed by the 1940 Act to "control" the Funds

                            MONEY MANAGER PROFILES

  The money managers have no other affiliations with the Funds, FRIMCo or with Frank Russell Company. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Investment Company Funds, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.

                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308, Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group Inc.

  Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this supplement, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Arnold Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

  Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                              SPECIAL GROWTH FUND

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

  Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and a SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

  Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, is a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Wellington Management Company LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John
R. Ryan.

                              EQUITY INCOME FUND

  Brandywine Asset Management, Inc., Three Christina Centre, Suite 1200, 201
N. Walnut Street, Wilmington, DE 19801, is a corporation controlled by its president, W. Anthony Hitschler and six other principals.

  Equinox Capital Management, Inc., See: Diversified Equity Fund.

  Trinity Investment Management Corporation, See: Diversified Equity Fund.

                           QUANTITATIVE EQUITY FUND

  Barclays Global Fund Advisors, See: Diversified Equity Fund.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104, is a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

                         INTERNATIONAL SECURITIES FUND

  J.P. Morgan Investment Management, Inc., See: Quantitative Equity Fund.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martin Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Mastholm Asset Management, L.L.C., 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington Limited Liability Corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

  Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed:
51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein- Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                             DIVERSIFIED BOND FUND

  Lincoln Capital Management Company, See: Diversified Equity Fund.

  Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660, is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

                       VOLATILITY CONSTRAINED BOND FUND

  BlackRock Financial Management, 345 Park Ave., 31st Floor, New York, NY 10154, is a wholly-owned indirect subsidiary of PNC Bank.

  Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

  STW Fixed Income Management Ltd., Trinity Hall, 43 Cedar Avenue, Hamilton HM KX, Bermuda, is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                            MULTISTRATEGY BOND FUND

  BEA Associates, 153 East 53rd Street, 58th Floor, New York, NY 10022, is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner, and is a wholly owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment adviser.

  Pacific Investment Management Company, See: Diversified Bond Fund.

  Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATIONS THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUNDS OR THE MONEY MANAGERS SINCE THE DATE HEREOF; HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                          IN WASHINGTON (253) 627-7001

                                 MONEY MANAGERS

DIVERSIFIED EQUITY                        INTERNATIONAL SECURITIES
Alliance Capital Management L.P.          J.P. Morgan Investment Management,
Barclays Global Fund Advisors             Inc.
Equinox Capital Management, Inc.          Marathon Asset Management Limited
INVESCO Capital Management, Inc.          Mastholm Asset Management, L.L.C.
Lincoln Capital Management Company        Oechsle International Advisors
Peachtree Asset Management                Rowe Price-Fleming International,
Schneider Capital Management              Inc.
Suffolk Capital Management, Inc.          Sanford C. Bernstein & Co., Inc.
Trinity Investment Management Corporation The Boston Company Asset Management,
                                          Inc.


SPECIAL GROWTH
Delphi Management, Inc.                   DIVERSIFIED BOND
Fiduciary International, Inc.             Lincoln Capital Management Company
GlobeFlex Capital, L.P.                   Pacific Investment Management
Jacobs Levy Equity Management, Inc.       Company
Sirach Capital Management, Inc.           Standish, Ayer & Wood, Inc.

Wellington Management Company LLP
                                          VOLATILITY CONSTRAINED BOND

EQUITY INCOME                             BlackRock Financial Management
Brandywine Asset Management, Inc.         Standish, Ayer & Wood, Inc.
Equinox Capital Management, Inc.          STW Fixed Income Management Ltd.

Trinity Investment Management Corporation
                                          MULTISTRATEGY BOND

QUANTITATIVE EQUITY                       BEA Associates
Barclays Global Fund Advisors             Pacific Investment Management
Franklin Portfolio Associates LLC         Company
J.P. Morgan Investment Management, Inc.   Standish, Ayer & Wood, Inc.

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402

CONSULTANT
Frank Russell Company
909 A Street
Tacoma, Washington 98402

DISTRIBUTOR
Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington 98402

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 -- One Commerce Square
Philadelphia, Pennsylvania 19103-7098

OFFICE OF SHAREHOLDER INQUIRIES
909 A Street
Tacoma, Washington 98402
(800) 972-0700
In Washington (253) 627-7001

                       FRANK RUSSELL INVESTMENT COMPANY
                        909 A STREET, TACOMA, WA 98402
                           TELEPHONE (800) 972-0700
                         IN WASHINGTON, (253) 627-7001

  Frank Russell Investment Company (the "Investment Company") is a "series mutual fund" with 28 different investment portfolios referred to as the "Funds." This Prospectus describes and offers shares of beneficial interest in the Class S Shares of the seven Funds listed below.

  Frank Russell Investment Management Company ("FRIMCo") operates and administers all of the Funds which comprise the Investment Company, and manages the portfolios of the Money Market Fund and the U.S. Government Money Market Fund. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the individual Funds. There is no sales charge for investing in the Class S Shares of the Funds.

    Real Estate Securities Fund           Money Market Fund
    Emerging Markets Fund                 U.S. Government Money Market Fund
    Equity T Fund                         Tax Free Money Market Fund
    Limited Volatility Tax Free Fund

  SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC") OR BY ANY OTHER GOVERNMENT AGENCY; ARE NOT OBLIGATIONS OF THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK; ARE NOT ENDORSED OR GUARANTEED BY ANY BANK; ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED; AND MAY FLUCTUATE IN VALUE, SO THAT WHEN THEY ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND AND TAX FREE MONEY MARKET FUND (THE "MONEY MARKET FUNDS") WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  Frank Russell Investment Company is organized as a Massachusetts business trust under an amended Master Trust Agreement dated July 26, 1984. The Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment Funds, which interests may be offered in one or more classes. The Investment Company is a diversified open-end management investment company, commonly known as a "mutual fund."

  This Prospectus sets forth concisely information about the Investment Company and the Class S Shares of seven of its Funds that a prospective investor ought to know before investing. The Investment Company has filed a Statement of Additional Information dated May 1, 1997, with the Securities and Exchange Commission. The Statement of Additional Information is incorporated herein by reference and may be obtained without charge by writing to the Secretary, Frank Russell Investment Company, at the address shown above or by telephoning (800) 972-0700. This Prospectus should be read carefully and retained for future reference.

  This Prospectus relates only to the Class S Shares of the seven Funds described herein. Two of these Funds -- Real Estate Securities Fund and Emerging Markets Fund -- also offer shares of beneficial interest in another class of shares, the Class C Shares, through a separate prospectus. For more information concerning Class C Shares of the two Funds, contact the person or organization from which you obtained this prospectus or write to the Secretary, Frank Russell Investment Company, at the address shown above, or telephone (800) 972-0700.

  The Statement of Additional Information, material incorporated by reference into this Prospectus, and other information regarding the Investment Company and the Funds is maintained electronically with the SEC at its Internet Website (http://www.sec.gov).

                         PROSPECTUS DATED MAY 1, 1997,
                     AS AMENDED THROUGH DECEMBER 15, 1997

  Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

  REAL ESTATE SECURITIES FUND -- A high level of total return generated through above-average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

  EMERGING MARKETS FUND -- Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing primarily in equity securities.

  EQUITY T FUND -- Capital growth on an after-tax basis by investing primarily in equity securities.

  LIMITED VOLATILITY TAX FREE FUND -- A high level of federal tax-exempt income consistent with the preservation of capital by investing primarily in municipal obligations maturing in seven years or less from the date of acquisition.

  MONEY MARKET FUND -- Maximum current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing exclusively in short-term, high-grade, money market instruments.

  U.S. GOVERNMENT MONEY MARKET FUND -- Maximum current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

  TAX FREE MONEY MARKET FUND -- Maximum current income exempt from federal income tax consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing in short-term municipal obligations.

  This Prospectus describes and offers Class S Shares of the seven Funds set forth on the first page of the Prospectus. A shareholder of the Emerging Markets Fund or Equity T Fund may pay a quarterly shareholder investment services fee directly to FRIMCo. The fee is computed on the amount the shareholder has invested in the applicable Fund. No shareholder of any of the other Funds described herein pays such fees and, currently, no shareholder of the Emerging Markets and Equity T Funds pays any such fees, although such fees may be required in the future. The Investment Company's Funds had aggregate net assets of approximately $10 billion on April 3, 1997. The net assets of these Funds on April 3, 1997, were as follows:

   Real Estate Securi-
    ties................ $456,918,598
   Emerging Markets..... $325,556,668
   Equity T............. $ 33,115,098
   Limited Volatility
    Tax Free............ $ 68,491,850
   Money Market......... $513,938,200
   U.S. Government Money
    Market.............. $260,988,365
   Tax Free Money
    Market.............. $118,976,087

                       HIGHLIGHTS AND TABLE OF CONTENTS

  ANNUAL FUND OPERATING EXPENSES summarizes the fees paid by shareholders and provides an example showing the effect of these fees on a $1,000 investment over time. PAGE 5.

  FINANCIAL HIGHLIGHTS summarizes significant financial information concerning the Funds for the period stated herein. PAGE 12.

  THE PURPOSE OF THE FUNDS is to provide a means for Eligible Investors to use FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" techniques and money manager evaluation services on an economical and efficient basis. PAGE 19.

  FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and
(ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." PAGE 19.

  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. PAGE 19.

  ELIGIBLE INVESTORS are principally those institutional investors and financial intermediaries which invest for their own account or in a fiduciary or agency capacity with investment authority, and which have entered into an Asset Management Services Agreement with FRIMCo; and institutions or individuals who have acquired shares through such institutions or financial intermediaries. PAGE 20.

  GENERAL MANAGEMENT OF THE FUNDS is provided by FRIMCo, which employs the officers and staff required to manage and administer the Funds on a day-to-day basis. Frank Russell Company provides to the Funds and FRIMCo comprehensive consulting and money manager evaluation services. PAGE 21.

  EXPENSES OF THE FUNDS are borne by the Funds. Each Fund pays a management fee to FRIMCo, its expenses and its portion of the general expenses of the Investment Company. FRIMCo, as agent to the Fund, pays from its fees, the investment advisory fees of the money managers of the Fund. The remainder of the fee is retained by FRIMCo, for conducting the Fund's general operations and for providing investment supervision for the Fund. For the Emerging Markets and Equity T Funds, each Eligible Investor may pay to FRIMCo directly a fee for other investment services provided to that Eligible Investor. PAGE 23.

  THE MONEY MANAGERS are evaluated and recommended by FRIMCo and Frank Russell Company. The money managers have complete discretion to purchase and sell portfolio securities for their segment of a Fund consistent with the Fund's investment objectives, policies and restrictions, and the specific strategies developed by Frank Russell Company and FRIMCo. PAGE 23.

  INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS apply to each Fund. Those objectives, restrictions and policies designated "fundamental" may not be changed without the approval of a majority of the Fund's shareholders. Risks associated with certain Fund investment policies, such as market volatility risk, political risk, and credit risk, are discussed in the context of policies giving rise to such risks. PAGE 24.

  PORTFOLIO TRANSACTION POLICIES do not give significant weight to realizing long-term, rather than short-term, capital gains, except in the case of the Limited Volatility Tax Free Fund. In addition, the Equity T Fund, which seeks to minimize the impact of taxes on its shareholders, attempts to limit short-term capital gains and to minimize the realization of net long-term capital gains and subsequent distribution of such gains. PAGE 38.

  DIVIDENDS AND DISTRIBUTIONS may be reinvested in additional shares or received in cash. Dividends from net investment income are declared Daily, by Money Market, U.S. Government Money Market and Tax Free Money Market Funds; Monthly, by Limited Volatility Tax Free Fund; Quarterly, by Real Estate Securities Fund; and Annually, by Emerging Markets and Equity T Funds. All Funds declare at least annually any distributions from net realized capital gains. PAGE 39.

  INCOME TAXES PAID BY THE FUNDS should be nominal. Taxable shareholders of the Funds other than the Limited Volatility Tax Free and Tax Free Money Market Funds will be subject to federal taxes on dividends. Taxable shareholders of the Limited Volatility Tax Free and Tax Free Money Market Funds should ordinarily not be required to pay federal tax on dividends. Taxable shareholders of all Funds will be required to pay federal taxes on capital gains distributions and may also be subject to state or local taxes. PAGE 40.

  FUND PERFORMANCE, including yields and total return information, is calculated in accordance with formulas prescribed by the Securities and Exchange Commission. PAGE 42.

  VALUATION OF FUND SHARES occurs each business day (twice a day for the Money Market, U.S. Government Money Market and Tax Free Money Market Funds). The value of a Class S share purchased or redeemed is based upon the next computed current market value of the assets, less liabilities, of each Class S Fund. The Money Market, U.S. Government Money Market and Tax Free Money Market Funds utilize amortized cost pricing procedures designed to maintain a stable $1.00 per share net asset value. Unless otherwise indicated, "shares" in this Prospectus refers to the Class S Shares of the Funds. PAGE 44.

  PURCHASE OF FUND SHARES includes no sales charge. Shares are offered and orders to purchase are accepted on each business day. PAGE 45.

  REDEMPTION OF FUND SHARES may be requested on any business day that shares are offered. With the exception of the Equity T Fund, there is no redemption charge assessed by the Funds, and the redemption price is determined by the net asset value next computed after receipt of the redemption request. The Equity T Fund charges a redemption fee of 1% of the value of the shares redeemed, which is retained by the Fund as a reduction of the amount payable upon redemption. The Funds reserve the right to redeem in kind that portion of a redemption request which is in excess of $250,000. PAGE 47.

  ADDITIONAL INFORMATION is also included in this Prospectus concerning:
Distributor, Custodian, Independent Accountants and Reports; Organization, Capitalization and Voting; and Money Manager Profiles. PAGE 49.

  TWO OF THE FUNDS--The Real Estate Securities and Emerging Markets Funds-- also offer a second class of shares, the Class C Shares, which are designed to meet different investor needs. PAGE 50.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                      OF THE REAL ESTATE SECURITIES FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .85%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .04%
  Transfer Agent Fees................................................ .11
  Other Fees......................................................... .04
                                                                      ---
  Total Other Expenses...............................................       .19
                                                                           ----
 Total Class S Shares Operating Expenses+............................      1.04%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time
 period.......................................  $10     $32     $57     $131
                                                ===     ===     ===     ====

---------------------
+ Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                         OF THE EMERGING MARKETS FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................      1.20%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .28%
  Transfer Agent Fees................................................ .14
  Other Fees......................................................... .09
                                                                      ---
  Total Other Expenses...............................................       .51
                                                                           ----
 Total Class S Shares Operating Expenses+............................      1.71%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time
 period.......................................  $17     $52     $95     $215
                                                ===     ===     ===     ====

---------------------
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. Currently, the Manager does not intend to impose a shareholder investment services fee with respect to the Emerging Markets Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
+ Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                             OF THE EQUITY T FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases....................................      None
 Sales Load Imposed on Reinvested Dividends.........................      None
 Deferred Sales Load................................................      None
 Redemption Fees....................................................      1.00%
 Exchange Fees......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee (After Fee Waiver and Reimbursement) (1)............       .47%
 12b-1 Fees.........................................................      None
 Other Expenses:
  Custodian Fees.................................................... .18%
  Transfer Agent Fees............................................... .11
  Other Fees........................................................ .24
                                                                     ---
  Total Other Expenses..............................................       .53
                                                                          ----
 Total Class S Shares Operating Expenses (After Fee Waivers and Re-
  imbursement) (1)+.................................................      1.00%
                                                                          ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time
 period.......................................  $21     $42     $68     $142
                                                ===     ===     ===     ====
You would pay the following expenses on the
 same
 investment, assuming no redemption...........  $10     $31     $55     $126
                                                ===     ===     ===     ====

---------------------
(1) The Manager has voluntarily agreed to waive a portion of its 0.75% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis. Additionally, the Manager has voluntarily agreed to reimburse the Fund for all remaining expenses after Manager and Custodian waivers which exceed 1.00% of average daily net assets on an annual basis. The gross annual total operating expenses absent the waiver and reimbursement would be 1.28% of average daily net assets. The management waiver and reimbursement are intended to be in effect for the current year, but may be revised or eliminated at any time thereafter without notice to shareholders.
* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Funds. Currently, the Manager does not intend to impose a shareholder investment services fee with respect to the Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
+ Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                    OF THE LIMITED VOLATILITY TAX FREE FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee......................................................       .50%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .09%
  Transfer Agent Fees................................................ .07
  Other Fees......................................................... .09
                                                                      ---
  Total Other Expenses...............................................       .25
                                                                           ----
 Total Class S Shares Operating Expenses+............................       .75%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time
 period.......................................  $ 8     $23     $42     $95
                                                ===     ===     ===     ===

---------------------
+ Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES OF THE MONEY MARKET FUND*

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases....................................       None
 Sales Load Imposed on Reinvested Dividends.........................       None
 Deferred Sales Load................................................       None
 Redemption Fees....................................................       None
 Exchange Fees......................................................       None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee (After Fee Waiver) (1)..............................        .10%
 12b-1 Fees.........................................................       None
 Other Expenses:
  Custodian Fees....................................................  .03%
  Transfer Agent Fees............................................... None
  Other Fees........................................................  .02
                                                                     ----
  Total Other Expenses..............................................        .05
                                                                           ----
 Total Class S Shares Operating Expenses (After Fee Waiver) (1)**...        .15%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time peri-
 od...........................................  $ 2     $ 5     $ 8     $19
                                                ===     ===     ===     ===

---------------------
(1) FRIMCo has voluntarily agreed to waive .15% of its .25% management fee for the Money Market Fund. The total operating expenses of the Class S Shares absent the fee waiver would be .30% of average net assets on an annual basis. This waiver is intended to be in effect for the current year, but may be revised or eliminated at any time without notice to shareholders.
* Each shareholder or the financial intermediary through which the shareholder purchases Class S Shares of the Investment Company enters into a written Asset Management Services Agreement with FRIMCo, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. Currently, FRIMCo does not intend to impose a shareholder investment services fee with respect to the Class S Shares of the Money Market Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by FRIMCo to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to FRIMCo.
** Investors purchasing Class S shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contract the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                       U.S. GOVERNMENT MONEY MARKET FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee (After Fee Waiver)(1)................................       .12%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .05%
  Transfer Agent Fees................................................ .15
  Other Fees......................................................... .05
                                                                      ---
  Total Other Expenses...............................................       .25
                                                                           ----
 Total Class S Shares Operating Expenses (After Fee Waiver) (1)+.....       .37%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time
 period.......................................  $ 4     $12     $20     $47
                                                ===     ===     ===     ===

---------------------
(1) FRIMCo has voluntarily agreed to waive .13% of its .25% management fee. The total operating expenses of the Fund absent the fee waiver would be .50% of average daily net assets on an annual basis. This waiver is intended to be in effect for the current fiscal year, but may be revised or eliminated at any time thereafter without notice to shareholders.
+ Investors purchasing Class S Shares of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

             ANNUAL FUND OPERATING EXPENSES OF THE CLASS S SHARES
                       OF THE TAX FREE MONEY MARKET FUND

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class S Shares of the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CLASS S SHARES SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases.....................................      None
 Sales Load Imposed on Reinvested Dividends..........................      None
 Deferred Sales Load.................................................      None
 Redemption Fees.....................................................      None
 Exchange Fees.......................................................      None
ANNUAL CLASS S SHARES OPERATING EXPENSES:
(as a percentage of average net assets)
 Management Fee (After Fee Waiver) (1)...............................       .15%
 12b-1 Fees..........................................................      None
 Other Expenses:
  Custodian Fees..................................................... .05%
  Transfer Agent Fees................................................ .06
  Other Fees......................................................... .06
                                                                      ---
  Total Other Expenses...............................................       .17
                                                                           ----
 Total Class S Shares Operating Expenses (After Fee Waiver) (1)+.....       .32%
                                                                           ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE:                                       ------ ------- ------- --------
You would pay the following expenses on a
 $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time
 period.......................................  $ 3     $10     $18     $40
                                                ===     ===     ===     ===

---------------------
(1) The Management Company has voluntarily agreed to waive .10% of its .25% management fee. The total operating expenses of the Fund absent the fee waiver would be .42% of average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders.
+ Investors purchasing Class S of the Fund through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

           FINANCIAL HIGHLIGHTS OF THE REAL ESTATE SECURITIES FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

REAL ESTATE SECURITIES FUND

                           1996     1995     1994     1993     1992    1991    1990   1989++
                          -------  -------  -------  -------  ------  ------  ------  ------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $ 23.51  $ 22.53  $ 22.76  $ 21.50  $19.33  $14.99  $19.31  $20.00
                          -------  -------  -------  -------  ------  ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..     1.39     1.32     1.25     1.05    1.08    1.11    1.30     .42
 Net realized and
  unrealized gain (loss)
  on investments........     6.89     1.03      .40     2.68    2.16    4.36   (4.30)   (.73)
                          -------  -------  -------  -------  ------  ------  ------  ------
 Total From Investment
  Operations............     8.28     2.35     1.65     3.73    3.24    5.47   (3.00)   (.31)
                          -------  -------  -------  -------  ------  ------  ------  ------
LESS DISTRIBUTIONS:
 Net investment income..    (1.34)   (1.35)   (1.23)   (1.04)  (1.07)  (1.13)  (1.32)   (.38)
 Net realized gain on
  investments...........    (1.26)     --      (.45)   (1.43)    --      --      --      --
 In excess of net
  realized gain on
  investments...........      --       --      (.20)     --      --      --      --      --
 Tax return of capital..      --      (.02)     --       --      --      --      --      --
                          -------  -------  -------  -------  ------  ------  ------  ------
 Total Distributions....    (2.60)   (1.37)   (1.88)   (2.47)  (1.07)  (1.13)  (1.32)   (.38)
                          -------  -------  -------  -------  ------  ------  ------  ------
NET ASSET VALUE, END OF
 YEAR...................  $ 29.19  $ 23.51  $ 22.53  $ 22.76  $21.50  $19.33  $14.99  $19.31
                          =======  =======  =======  =======  ======  ======  ======  ======
TOTAL RETURN (%)(A).....    36.81    10.87     7.24    17.42   17.29   37.08  (15.92)  (1.57)
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
  net, to average net
  assets (b)............     1.04     1.04     1.05     1.11    1.20    1.26     .39     --
 Operating expenses,
  gross, to average net
  assets (b)............     1.04     1.04     1.05     1.11    1.20    1.31    1.60     .32
 Net investment income
  to average net assets
  (b)...................     5.64     6.10     5.65     4.52    5.60    6.50    8.94    6.90
 Portfolio turnover
  (b)...................    51.75    23.49    45.84    58.38   19.72   13.28   12.11    8.74
 Net assets, end of year
  ($000 omitted)........  445,619  290,990  209,208  145,167  75,902  42,771  20,845   7,699
 Average commission rate
  paid per share of
  security ($ omitted)..    .0631      N/A      N/A      N/A     N/A     N/A     N/A     N/A
 Per share amount of
  fees waived ($
  omitted)..............      --       --       --       --      --      --    .0491   .0394
 Per share amount of
  fees reimbursed ($
  omitted)..............      --       --       --       --      --    .0076   .1327   .1155

---------------------
* See notes to Financial Statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
++For the period July 28, 1989 (commencement of operations) to December 31,
  1989.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended December 31, 1989 are annualized.

              FINANCIAL HIGHLIGHTS OF THE EMERGING MARKETS FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EMERGING MARKETS FUND

                                               1996     1995     1994    1993++
                                              -------  -------  -------  ------
NET ASSET VALUE, BEGINNING OF YEAR..........  $ 11.16  $ 12.25  $ 13.90  $10.00
                                              -------  -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      .10      .11      .15     .07
 Net realized and unrealized gain (loss) on
  investments...............................     1.26    (1.12)   (1.24)   4.09
                                              -------  -------  -------  ------
 Total From Investment Operations...........     1.36    (1.01)   (1.09)   4.16
                                              -------  -------  -------  ------
LESS DISTRIBUTIONS:
 Net investment income......................     (.08)    (.03)    (.10)   (.07)
 In excess of net investment income.........     (.09)    (.02)    (.10)   (.01)
 Net realized gain on investments...........      --       --      (.31)   (.18)
 In excess of net realized gain on
  investments...............................      --      (.03)    (.05)    --
                                              -------  -------  -------  ------
 Total Distributions........................     (.17)    (.08)    (.56)   (.26)
                                              -------  -------  -------  ------
NET ASSET VALUE, END OF YEAR................  $ 12.35  $ 11.16  $ 12.25  $13.90
                                              =======  =======  =======  ======
TOTAL RETURN (%)(A)(C)......................    12.26    (8.21)   (5.83)  41.83
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to average net
  assets (b)(c).............................     1.71     1.75      .80     .80
 Operating expenses, gross, to average net
  assets (b)(c).............................     1.72     1.80      .83    1.60
 Net investment income to average net assets
  (b)(c)....................................      .77      .88     1.10    1.33
 Portfolio turnover (b).....................    34.62    71.16    57.47   89.99
 Net assets, end of year ($000 omitted).....  271,490  172,673  127,271  65,457
 Average commission rate paid per share of
  security ($ omitted) (d)..................    .0007      N/A      N/A     N/A
 Per share amount of fees waived ($
  omitted)..................................    .0006    .0022    .0044   .0016
 Per share amount of fees reimbursed ($
  omitted)..................................      --     .0032    .0017   .0420

---------------------
* See notes to Financial Statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
++For the period January 29, 1993 (commencement of operations) to December 31,
  1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended December 31, 1993, are annualized.
(c) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.

                  FINANCIAL HIGHLIGHTS OF THE EQUITY T FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY T FUND

                                                                         1996++
                                                                         ------
NET ASSET VALUE, BEGINNING OF YEAR.....................................  $10.00
                                                                         ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.................................................     .03
 Net realized and unrealized gain (loss) on investments................     .61
                                                                         ------
 Total Income From Investment Operations...............................     .64
                                                                         ------
LESS DISTRIBUTIONS:
 Net investment income.................................................    (.03)
                                                                         ------
NET ASSET VALUE, END OF YEAR...........................................  $10.61
                                                                         ======
TOTAL RETURN (%)(A)(C).................................................    6.10
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to average net assets (b)(c).................    1.00
 Operating expenses, gross, to average net assets (b)(c)...............    2.83
 Net investment income to average net assets (b)(c)....................    1.62
 Portfolio turnover (b)................................................    8.86
 Net assets, end of year ($000 omitted)................................  19,931
 Average commission rate paid per share of security ($ omitted)........   .0301
 Per share amount of fees waived ($ omitted)...........................   .0143
 Per share amount of fees reimbursed ($ omitted).......................   .0194

---------------------
 * See notes to Financial Statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
 ++For the period October 7, 1996 (commencement of operations) to December 31,
   1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the period October 7, 1996 (commencement of operations) to December 31, 1996 are annualized.
(c) Fund performance, operating expenses, and net investment income are reported net of investment management fees paid to the Manager or money managers, but gross of any investment services fees.

         FINANCIAL HIGHLIGHTS OF THE LIMITED VOLATILITY TAX FREE FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

LIMITED VOLATILITY TAX FREE FUND

                           1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $21.24  $20.48  $21.45  $21.03  $20.85  $20.49  $20.51  $20.41  $20.46  $21.03
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..     .85     .81     .86     .94    1.01    1.17    1.25    1.21    1.15    1.06
 Net realized and
  unrealized gain (loss)
  on investments........    (.21)    .77    (.97)    .42     .18     .35    (.03)    .17    (.10)   (.48)
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total From Investment
  Operations............     .64    1.58    (.11)   1.36    1.19    1.52    1.22    1.38    1.05     .58
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
LESS DISTRIBUTIONS:
 Net investment income..    (.86)   (.82)   (.86)   (.94)  (1.01)  (1.16)  (1.24)  (1.28)  (1.10)  (1.15)
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total Distributions....    (.86)   (.82)   (.86)   (.94)  (1.01)  (1.16)  (1.24)  (1.28)  (1.10)  (1.15)
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
NET ASSET VALUE, END OF
 YEAR...................  $21.02  $21.24  $20.48  $21.45  $21.03  $20.85  $20.49  $20.51  $20.41  $20.46
                          ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
TOTAL RETURN (%)........    3.07    7.81   (0.54)   6.58    5.85    7.64    6.12    6.95    5.23    2.84
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses to
  average net assets....     .75     .74     .72     .75     .80     .84     .86     .74     .65     .63
 Net investment income
  to average net
  assets................    4.02    3.91    4.14    4.40    4.89    5.68    6.06    5.64    5.50    5.20
 Portfolio turnover
  (a)...................   74.34   73.91   71.71   24.05   18.21  129.12   99.00   89.93   67.24   75.73
 Net assets, end of year
  ($000 omitted)........  66,344  63,838  48,975  51,211  38,399  26,173  23,553  25,657  38,151  52,348

---------------------
* See notes to Financial Statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
(a) Beginning in 1992, variable rate daily demand securities were excluded from the turnover calculation.

                             FINANCIAL HIGHLIGHTS
                           OF THE MONEY MARKET FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

MONEY MARKET FUND

                          1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR...... $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000   $1.000
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..   .0549    .0601    .0447    .0342    .0403    .0618    .0823    .0922    .0759    .0663
LESS DISTRIBUTIONS:
 Net investment income..  (.0549)  (.0601)  (.0447)  (.0342)  (.0403)  (.0618)  (.0823)  (.0922)  (.0759)  (.0663)
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR...... $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000   $1.000
                         =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)(A).....    5.63     6.19     4.57     3.48     4.11     6.38     8.55     9.61     7.86     6.84
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
  net, to average daily
  net assets (a)........     .05      .06      .05      .07      .08      .07      .07      .06      .06      .05
 Operating expenses,
  gross, to average
  daily net assets (a)..     .30      .26      .05      .07      .08      .07      .07      .06      .06      .05
 Net investment income
  to average net assets
  (a)...................    5.49     6.01     4.49     3.38     4.04     6.13     8.29     9.31     7.59     6.63
 Net assets, end of year
  ($000 omitted)........ 496,932  533,643  502,302  415,998  347,464  316,426  226,339  145,550  116,369  144,344
 Per share amount of
  fees waived
  ($ omitted)...........   .0025    .0020      --       --       --       --       --       --       --       --

---------------------
* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
(a) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

        FINANCIAL HIGHLIGHTS OF THE U.S. GOVERNMENT MONEY MARKET FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class C Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

U.S. GOVERNMENT MONEY MARKET FUND

                          1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR...... $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..   .0526    .0580    .0380    .0284    .0347    .0573    .0773    .0861    .0693    .0601
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..  (.0526)  (.0580)  (.0380)  (.0284)  (.0347)  (.0573)  (.0773)  (.0861)  (.0693)  (.0601)
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR................... $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                         =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)........    5.40     5.98     3.87     2.88     3.53     5.90     8.04     8.98     7.15     6.19
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
  net, to average daily
  net assets............     .25      .32      .57      .49      .41      .38      .41      .42      .33      .31
 Operating expenses,
  gross, to average
  daily net assets......     .50      .51      .57      .49      .41      .38      .41      .42      .33      .31
 Net investment income
  to average daily net
  assets................    5.27     5.82     3.91     2.85     3.47     5.74     7.69     8.69     6.94     6.01
 Net assets, end of year
  ($000 omitted)........ 239,725  149,941  112,077   95,410  153,976  182,747  191,623  108,073  131,333  160,921
 Per share amount of
  fees waived
  ($ omitted)...........   .0025    .0019      --       --       --       --       --       --       --       --

---------------------
* See notes to Financial Statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

            FINANCIAL HIGHLIGHTS OF THE TAX FREE MONEY MARKET FUND*

  The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements. The information in the table represents the Financial Highlights for the Fund's Class S Shares for the periods shown. The table appears in the Fund's financial statements and related notes, which are incorporated by reference into the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

TAX FREE MONEY MARKET FUND

                          1996     1995     1994     1993     1992     1991     1990     1989     1988    1987++
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR...... $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..   .0329    .0370    .0279    .0251    .0304    .0473    .0582    .0623    .0508    .0318
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
 Net investment income..  (.0329)  (.0370)  (.0279)  (.0251)  (.0304)  (.0473)  (.0582)  (.0623)  (.0508)  (.0318)
                         -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 YEAR................... $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                         =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (%)(A).....    3.35     3.76     2.83     2.55     3.09     4.84     5.99     6.42     5.24     3.18
RATIOS (%)/SUPPLEMENTAL
 DATA:
 Operating expenses,
  net, to average daily
  net assets (b)........     .42      .48      .40      .43      .45      .45      .45      .45      .43      .22
 Operating expenses,
  gross, to average
  daily net assets (b)..     .42      .48      .40      .43      .45      .46      .52      .61      .50      .45
 Net investment income
  to average daily net
  assets (b)............    3.28     3.69     2.84     2.52     3.03     4.73     5.82     6.28     5.36     4.83
 Net assets, end of year
  ($000 omitted)........ 102,207   78,000  100,819   68,154   73,203   61,288   59,892   30,873   39,165   22,380
 Per share amount of
  fees waived ($
  omitted)..............     --       --       --       --       --       --       --       --       --     .0008
 Per share amount of
  fees reimbursed ($
  omitted)..............     --       --       --       --       --     .0001    .0007    .0016    .0007    .0015

---------------------
* See notes to Financial Statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.
++For the period May 8, 1987 (commencement of operations) to December 31,
  1987.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended December 31, 1987 are annualized.

                           THE PURPOSE OF THE FUNDS

  The Funds have been organized to provide a means for Eligible Investors to access and use FRIMCo and Frank Russell Company's "multi-style, multi-manager diversification" method of investment, and to obtain FRIMCo and Frank Russell Company's money manager evaluation services, on a pooled and cost-effective basis.

               FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS

  Frank Russell Company, founded in 1936, has been providing comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. The Company and its affiliates have offices in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo, and have approximately 1,300 associates.

  Three functions are at the core of Frank Russell Company's consulting service:

  Objective Setting: Defining appropriate investment objectives and desired investment returns based upon the client's unique situation and tolerance for risk.

  Asset Allocation: Allocating a client's assets among different asset classes -- such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate -- in the manner most likely to achieve the client's objectives.

  Money Manager Research: Evaluating and recommending professional investment advisory and management organizations to make specific portfolio investments for each asset class in accord with the specified objectives, investment styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique with the objectives of reducing risk and increasing returns.

                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  FRIMCo and Frank Russell Company believe capital market history shows that no one particular asset class provides consistent and/or above-average total return results, either on an absolute or relative basis, over extended periods of time. For example, there are periods of time when equity securities outperform fixed-income securities, and vice versa. Similarly, there are periods when securities selected for particular characteristics or using particular investment styles outperform other types of securities. For example, there are periods of time when equity securities with growth characteristics outperform equities with income characteristics, and vice versa. While these performance cycles tend to repeat themselves, they do so with no regularity. The blending of asset classes and investment styles on a complementary basis can obtain more consistent returns over longer time periods with a reduction of risk (volatility), although a particular asset class or investment style -- or a particular Fund investing in one asset class or using a particular style -- may not achieve above-average performance at any given point in the market.

  Similarly, FRIMCo and Frank Russell Company believe financial markets generally are efficient, and few money managers have shown the ability to time the major highs and lows in the securities markets with any high degree of consistency. However, some money managers have shown a consistent ability to achieve superior results within selected asset classes and styles and have demonstrated expertise in particular areas. Thus, by combining a mix of investment styles within each asset class and then selecting money managers for their ability to invest in a particular style, the investor may seek to achieve increased returns.

  Substantial pools of investment assets are required to achieve the cost effective and efficient allocation of assets among various asset classes and investment styles, to use multiple money managers, and to support the research and evaluation efforts required to select appropriate money managers. By pooling the assets of institutions and individuals with smaller to medium-sized accounts in a series of Funds with different objectives and policies, FRIMCo and Frank Russell Company believe that they are able to provide their multi-style, multi-manager diversification techniques and money manager evaluation services to Eligible Investors on a basis which is efficient and cost effective for the investor, FRIMCo and Frank Russell Company.

                              ELIGIBLE INVESTORS

  Shares of the Funds are currently offered only to Eligible Investors. These investors are principally institutional investors and financial intermediaries which invest for their own account or in a fiduciary or agency capacity with investment authority and which have entered into Asset Management Services Agreements (collectively, the "Agreements," and each, an "Agreement") with FRIMCo, and institutions or individuals who have acquired shares through such institutions and financial intermediaries. There is no specified minimum amount which must be invested. Institutions and financial intermediaries which may have a particular interest in the Funds include:

  .Bank trust departments managing discretionary institutional or personal trust accounts

  .Banks, other than through their trust departments

  .Registered investment advisers

  .Endowment funds and charitable foundations

  .Employee welfare plans

  .Broker-Dealers

  .Pension or profit sharing plans

  .Insurance companies

  The Agreement provides, in general, for the officers and staff of FRIMCo, using the facilities and resources of Frank Russell Company, to assist the client to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of assets among different asset classes. Once these decisions have been made by a client, the client's assets are then invested in one or more of the Funds. A client may change the allocation of its assets among the Funds, or withdraw some or all of its assets from the Funds at any time by redeeming Fund shares.

  Shares of the Funds generally are not offered or "retailed" to individual investors, although FRIMCo may enter into Agreements with individual investors. Bank trust departments, registered investment advisors, broker-dealers and other eligible investors ("Financial Intermediaries") which have entered into Agreements with FRIMCo may acquire shares of the Funds for their customers. FRIMCo provides objective-setting and asset-allocation assistance to such Financial Intermediaries, which in turn provide the objective-setting and asset-allocation services to their customers. These Financial Intermediaries receive no compensation from FRIMCo or Class S Shares of the Funds; they may charge their customers a fee for providing these and possibly other trust or investment-related services. A shareholder may pay a fixed dollar fee to FRIMCo for other services or reports provided by FRIMCo to the shareholder.

  In the case of the Emerging Markets, Equity T and Money Market Funds, the Agreement sets forth the shareholder investment services fees to be paid to FRIMCo and is ordinarily expressed as a percentage of assets invested in the Funds. The shareholder investment services fee may include a fixed-dollar fee for certain specified services. The shareholder investment services fee is agreed upon by the client and FRIMCo and is at a rate which reflects the amount of assets expected to be invested in the Funds, the nature and extent of individualized services to be provided by FRIMCo to the client with respect to such assets, and other factors.

  Either the client or FRIMCo may terminate the Agreement upon written notice as provided in the Agreement. FRIMCo does not expect to exercise its right to terminate the Agreement unless a client does not (i) promptly pay fees due to FRIMCo; or (ii) invest sufficient assets in the Funds to compensate FRIMCo for providing services to the client with respect to assets invested in the Funds. Upon termination of an Agreement by the client or FRIMCo, FRIMCo will no longer provide asset-allocation, objective-setting or other services.

                        GENERAL MANAGEMENT OF THE FUNDS

  The Investment Company's Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Frank Russell Company and the money managers. The Investment Company's officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The money managers are responsible for selection of individual portfolio securities for the assets assigned to them.

  FRIMCo: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds; (ii) provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and Custodian; (iii) develops the investment programs, selects money managers, allocates assets among money managers and monitors the money managers' investment programs and results; and (iv) provides the Funds with transfer agent, dividend disbursing and shareholder recordkeeping services. FRIMCo bears the expenses it incurs in providing these services (other than transfer agent and shareholder recordkeeping) as well as the costs of preparing and distributing explanatory materials concerning the Funds.

  The responsibility of overseeing the money managers rests upon the officers and employees of FRIMCo. These officers and employees, including their business experience for the past five years, are identified below:

    . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since 1989.

    . Jean E. Carter, who has been a Portfolio Manager of FRIMCo since
      1994. From 1990 to 1994, Ms. Carter was a Client Executive in the Investment Group of the Frank Russell Company. Ms. Carter jointly with another portfolio manager identified herein has primary responsibility for management of the International, International Securities and Emerging Markets Funds.

    . James M. Imhof, Manager of Portfolio Trading, FRIMCo, who has managed the day to day management of the FRIMCo Funds and ongoing analysis and monitoring of Fund money managers since 1989.

    . James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Frank Russell Company. Mr. Jornlin, jointly with another portfolio manager identified herein, has primary responsibility for management of the Real Estate Securities Fund.

    . Randal C. Burge, who has been a Portfolio Manager of FRIMCo, since
      June 1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has primary responsibility for management of the Fixed Income I, Fixed Income II, Fixed Income III, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond, Limited Volatility Tax Free, International, International Securities and Emerging Markets Funds.

    . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since
      January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Frank Russell Company. Mr. Trittin jointly with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

    . C. Nola Williams, who has been a Portfolio Manager of FRIMCo since
      January 1996. From 1994 to 1995, Ms. Williams was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Williams was Senior Research Analyst with Frank Russell Company. Ms. Williams jointly with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  Frank Russell Company provides to the Funds and FRIMCo the asset management consulting services --including the objective-setting and asset-allocation technology, and the money manager research and evaluation assistance -- which Frank Russell Company provides to its other consulting clients. Frank Russell Company receives no compensation from the Funds or FRIMCo for its consulting services. Frank Russell Company and FRIMCo as affiliated companies may establish certain intercompany cost allocations for budgeting and product profitability purposes which may reflect Frank Russell Company's consulting services supplied to FRIMCo.

  George F. Russell, Jr., Chairman of the Board of Trustees of the Investment Company, is the Chairman of the Board and controlling shareholder of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

  The Investment Company has received an exemptive order from the U.S. Securities and Exchange Commission (the "SEC") which permits the Investment Company, with the approval of its Board of Trustees, to engage and terminate money managers without a shareholder vote and to disclose, on an aggregate basis, the fees paid to the money managers of each Investment Company Fund. The Investment Company received shareholder approval to operate under the order at a special meeting of shareholders held on January 22, 1996.

  For its services, FRIMCo receives a management fee from each Fund. From this fee, FRIMCo, acting as agent for the Investment Company, is responsible for paying the money managers for their investment selection services. The remainder is retained by FRIMCo as compensation for the services as described above and to pay expenses. The annual rate of the management fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Fund: Real Estate Securities Fund, 0.85%; Emerging Markets Fund, 1.20%; Equity T Fund, 0.75%; Limited Volatility Tax Free Fund, 0.50%; Money Market Fund, 0.25%; U.S. Government Money Market Fund, 0.25%; and Tax Free Money Market Fund, 0.25%. The fees for the Real Estate Securities and Emerging Markets Funds may be higher than fees charged by some mutual funds with similar objectives which use only a single money manager.

  FRIMCo has voluntarily agreed to waive all or a portion of its management fee with respect to certain Funds. This arrangement is not part of the Management Agreement with the Investment Company and may be changed or rescinded at any time. FRIMCo currently waives its management fee for each of the Funds to the extent a Fund incurs Money Market Fund management fees in respect of its investment in the Money Market Fund.

                             EXPENSES OF THE FUNDS

  The Funds, and when appropriate each class, will pay all their expenses other than those expressly assumed by FRIMCo. The Funds' Class S Shares' expenses for the year ended December 31, 1996, as a percentage of average net assets, are shown in the Financial Highlights tables. Principal expenses are: the management, and transfer agency payable to FRIMCo; fees for custodial, preparing tax records, and portfolio accounting payable to State Street Bank and Trust Company; fees for independent auditing and legal services; and fees for filing reports and registering shares with regulatory bodies.

                              THE MONEY MANAGERS

  The assets of each Fund currently are allocated among the money managers listed in the section "Money Manager Profiles." THE ALLOCATION OF A FUND'S ASSETS AMONG MONEY MANAGERS MAY BE CHANGED AT ANY TIME BY FRIMCO. THE MONEY MANAGERS MAY BE EMPLOYED OR THEIR SERVICES MAY BE TERMINATED AT ANY TIME BY FRIMCO, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES OF THE INVESTMENT COMPANY. The Funds will notify shareholders of the Fund concerned within 60 days of when a money manager begins or stops providing services.

  From its management fees, the Management Company, as agent for the Investment Company, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the quarterly average of all the assets allocated to the money manager. For the period, management fees paid to the money managers were equivalent to the following annual rates expressed as a percentage of the average daily net assets of each Fund: Real Estate Securities Fund, .31%; Emerging Markets Fund .72%; Equity T Fund .34%; Limited Volatility Tax Free Fund, .25%; Money Market

Fund .0%; U.S. Government Money Market Fund, 0%; and Tax Free Money Market Fund, .10%. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

  Each money manager has agreed that once the Investment Company has advanced fees to FRIMCo as agent to make payment of the money manager's fee, that money manager will look only to FRIMCo for the payment of its fee.

  The money managers are selected for the Funds based primarily upon the research and recommendations of Frank Russell Company, which evaluates quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a money manager.

  The Equity T Fund is managed by J.P. Morgan Investment Management, Inc. The individual responsible for the management of the Fund is James C. Weiss, who is a Vice President and Portfolio Manager in the U.S. Structured Equity area. Mr. Weiss joined J.P. Morgan Investment Management, Inc. in 1992. Prior to that, Mr. Weiss was a Stock Index Arbitrageur at Oppenheimer & Company.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund within the Fund's investment objectives, restrictions and policies, and the more specific strategies developed by Frank Russell Company and FRIMCo. Although the money managers' activities are subject to general oversight by the Board of Trustees and officers of the Investment Company, NEITHER THE BOARD, THE OFFICERS, FRIMCO (EXCEPT WITH RESPECT TO THE MONEY MARKET FUND AND THE U.S. GOVERNMENT MONEY MARKET FUND), NOR FRANK RUSSELL COMPANY EVALUATE THE INVESTMENT MERITS OF THE MONEY MANAGERS' INDIVIDUAL SECURITY SELECTIONS.

           INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS

  Each Fund has certain "fundamental" investment objectives, restrictions and policies which may be changed only with the approval of a majority of the Fund's shareholders. If there is a change in a fundamental investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Other policies reflect current practices of the Funds, and may be changed by the Funds without the approval of shareholders. This section of the Prospectus describes the Funds' principal objectives, restrictions, policies, and risks. A more detailed discussion appears in the Statement of Additional Information.

INVESTMENT OBJECTIVES

  Each Fund's objective is "fundamental," as are certain of the Fund's policies with respect to the types of securities in which it will invest. Ordinarily, each Fund will invest more than 65% of its total assets in the types of securities identified in its statement of objectives. However, the Funds may hold assets as cash reserves for temporary and defensive purposes when their money managers deem that a more conservative approach is desirable or when suitable purchase opportunities do not exist. (See, "Investment Policies -- Cash Reserves.")

                          REAL ESTATE SECURITIES FUND

  The Real Estate Securities Fund's objective is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

  Except for temporary defensive purposes, the Fund will only invest in real estate related securities, which include securities of companies which generate at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. Under normal circumstances, the Fund will invest at least 65% of its total assets in income-oriented equity securities of real estate companies, which include shares of real estate investment trusts, partnership units of master limited partnerships, common and preferred stock, and convertible debt securities believed to have attractive equity characteristics. Up to 35% of the Fund's total assets may be invested in other debt securities of real estate companies.

  The Fund will concentrate more than 25% of its total assets in the real estate and real estate related industries. The Fund will therefore be subject to the risks associated with the direct ownership of real estate. Additional risks include declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

  In addition to the risks discussed above, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trust, while mortgage real estate investment trusts may be affected by the quality of any credit extended. Moreover, the underlying portfolios of equity and mortgage real estate trusts may not be diversified, and therefore are subject to the risk of financing a single or a limited number of projects. Such trusts are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemption from the Investment Company Act of 1940, as amended ("1940 Act").

  The Fund will attempt to be invested fully at all times. However, the Fund reserves the right to hold up to 20% of the Fund's assets in liquid reserves for redemption needs.

                             EMERGING MARKETS FUND

  The Emerging Markets Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing primarily in equity securities.

  Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies in countries having emerging markets. For purposes of the Fund's operations, an "emerging market" country will be a country having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

  The Fund may not be invested in all such markets at all times. Investing in some of the listed markets may not be feasible, due to lack of adequate custody arrangements or current legal requirements. In the future, the

Fund's money managers may determine, based on information then available, to include additional emerging market countries in which the Fund may invest. The assets of the Fund ordinarily will be invested in the securities of issuers in at least three different emerging market countries. The Fund does not currently anticipate that it will invest more than 25% of its total assets in the securities of any one emerging market country.

  A company in an emerging market means (i) a company whose securities are traded in the principal securities market of an emerging market country; (ii) a company that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging market countries; or (iii) a company organized under the laws of, and with a principal office in, an emerging market country.

  The Fund may invest in common and preferred stocks of emerging market companies, including companies involved in real estate development and gold mining. The Fund may also invest in other types of equity securities and equity derivative securities, such as convertible securities, rights, units, warrants, American Depository Receipts (ADRs) and European Depository Receipts
(EDRs). The Fund's equity securities will primarily be denominated in foreign currencies and may be held outside the United States.

  The Fund may invest in fixed-income securities, including instruments issued by emerging market companies, governments and their agencies, and in US companies that derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States. The Fund's fixed-income securities may be denominated in other than US dollars.

  Certain emerging markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles. To invest in these markets, the Fund may invest up to 10% of its total assets in the shares of other investment companies and up to 5% of its total assets in any one investment company, as long as that investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. The risks associated with investment in securities issued by foreign governments and companies are described under "Investment Policies -- Investment in Foreign Securities."

                                 EQUITY T FUND

  The Equity T Fund's objective is to provide capital growth on an after-tax basis by investing principally in equity securities.

  The Fund may invest in common and preferred stocks, rights and warrants, and securities convertible into common stocks. Generally, the Fund seeks to invest primarily in domestic equity securities that the Fund's money manager believes to be undervalued on a long-term basis.

  Additionally, to maintain full exposure to the equity markets, the Fund may purchase S&P 500 Index futures contracts, which may be considered to be derivative securities, with respect to Fund assets that are held in cash.

  The majority of stock mutual funds are managed to maximize pre-tax total return, without regard to the tax consequences to shareholders of portfolio activity that may result in taxable distributions. In contrast, the Fund seeks to achieve its investment objective while minimizing the impact of taxes on shareholders' returns in connection with the Fund's portfolio investment income and realized capital gains.

  The Fund is designed for taxable investors who seek to minimize the impact of taxes on their investment returns by participating on a long-term basis in a broadly-diversified investment portfolio of equity securities. The Fund is not recommended for either short-term investors, or for investor assets that are already tax-deferred (such as IRAs and 401(k) plans).

  In pursuing the Fund's objective, the money manager utilizes distinct investment strategies and tax-efficient management techniques in an effort to minimize the impact of taxes on the Fund's shareholders.

  The Fund will attempt to limit short-term capital gains, and to minimize the realization of net long-term capital gains and subsequent distribution of such gains, to shareholders. While the Fund is free to sell securities in its portfolio whenever the money manager deems it appropriate, the Fund will typically buy stocks with the intention of holding for a period of time to qualify for the more favorable tax treatment (i.e., a long-term capital gain).

  When the money manager decides to sell a particular appreciated security, the manager will generally select for sale those share lots with the highest cost basis to minimize capital gains. The money manager will also sell securities in order to realize capital losses. Such losses can be used to offset realized capital gains (whether long- or short-term), thereby reducing capital gains distributions to Fund shareholders.

  The Fund intends to remain as fully invested as possible, in order to enhance the potential for attractive total returns. While the Fund is permitted to invest its cash reserves in money market instruments, US government securities and high-quality debt securities, the money manager will seek to be fully invested in equity securities.

  A redemption fee equal to 1% of the value of the Shares redeemed is retained by the Fund from all redemptions other than redemptions-in-kind. This fee is intended to offset the potentially negative impact that redemptions can have on the Fund's portfolio strategy and to contain costs. The redemption fee will indirectly help to offset tax costs that investors bear when the Fund is forced to realize capital gains as a result of shareholder redemptions or investment activity. By being paid directly to the Fund, the fees tend to be advantageous to long-term investors and disadvantageous to short-term investors.

                       LIMITED VOLATILITY TAX FREE FUND

  The Limited Volatility Tax Free Fund's objective is to provide a high level of federal tax-exempt income consistent with the preservation of capital by investing primarily in municipal obligations maturing in seven years or less from the date of acquisition. The Fund intends to invest 100% and will always invest 80% of its net assets in municipal obligations.

  The Fund will invest principally in municipal obligations which, at the time of purchase, are rated no less than A or A-2 by Standard & Poor's Ratings Group ("S&P"); A, Prime-2 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"); or, if unrated, judged by the money manager to be of at least equal credit quality to those designations, or backed by the full faith and credit of the United States. The Fund may also invest up to 15% of its net assets in securities subject to legal or contractual restrictions on disposition or for which no readily available market exists.

  "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

  Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government securities; industrial development bonds; and floating or variable rate obligations. (Floating or variable rate obligations are municipal obligations with a demand feature, which, when exercised, usually becomes effective within 30 days. The rate of return on the obligations is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.)

  The Fund may purchase from financial institutions (such as banks and insurance companies) participation interests in floating or variable rate obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after 30 days' notice, for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Fund intends to exercise its right to demand payment only upon a default under the terms of the documents of the municipal obligations, when needed to provide liquidity to meet redemptions, or to maintain the required quality of the Fund's investment portfolio.

  The Fund may purchase municipal obligations with a "put" or "stand-by commitment." A "put" or "stand-by commitment" obligates the seller to buy the underlying municipal obligation at an agreed upon price and time when exercised by the Fund. In the event the seller does not honor the put or stand-by commitment for financial reasons, the Fund may be a general creditor of the seller.

  Municipal obligations, like all investments, involve possible risks. Municipal obligations: might be affected by economic, business or political developments; may be subject to the provisions of litigation, bankruptcy, and other laws affecting the rights and remedies of creditors; or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. For instance, legislative proposals are introduced, from time to time, to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees will reevaluate the Fund's investment objective and may submit possible changes in the structure of the Fund to its shareholders.

                               MONEY MARKET FUND

  The Money Market Fund's objectives are to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

  The instruments in which the Fund invests include (1) securities issued or guaranteed by the US government or any of its agencies and instrumentalities, including securities of the US Treasury, the Federal National Mortgage Association, the Federal Housing Administration, and the Tennessee Valley Authority; (2) instruments of US and foreign banks and branches, including certificates of deposit, bankers' acceptances and time deposits, and may include ECDs, Yankee CDs and ETDs; (3) commercial paper of US and foreign companies; (4) corporate obligations; (5) variable amount master demand notes and (6) securities listed in (1) which are subject to repurchase agreements, provided that the Fund will not invest in repurchase agreements maturing in more than seven days if, as a result thereof, such repurchase agreements, together with all other illiquid securities, equal more than 10% of the Fund's total assets taken at the current market value.

  ECDs, ETDs and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Examples of these risks are described under "Investment Policies -- Investment in Foreign Securities." Different risks may also exist for ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money manager when evaluating credit risk in the selection of investments for the Fund.

  The Fund expects to maintain, but does not guarantee, a net asset value of $1 per share by valuing its portfolio securities at amortized cost. In order to use the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and invest only in US dollar denominated securities with remaining maturities of 397 days or less that the money manager determines are of high-quality with minimal credit risk in accordance with procedures adopted by the Board of Trustees. The procedures require that the money manager consider a number of factors in determining whether a security is of high-quality and of minimal credit risk, including that the security (i) if rated by more than one nationally recognized statistical rating organization ("NRSRO") is rated in the highest rating category of any two NRSROs, (ii) if rated by only one NRSRO, is rated in that NRSRO's highest rating category, and (iii) if unrated is determined by the money manager to be of comparable quality to a security rated in the highest rating category of an NRSRO. (See, the Statement of Additional Information for a description of the NRSROs.) These procedures are reasonably designed to assure that the prices determined by the amortized cost valuation will approximate the current market value.

                       U.S. GOVERNMENT MONEY MARKET FUND

  The U.S. Government Money Market Fund's objective is to provide the maximum current income that is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

  The types of US government obligations the Fund may purchase include: (1) a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills have a maturity of one year or less; (b) US Treasury notes have original maturities of one to ten years; and (c) US Treasury bonds have original maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury; (c) discretionary authority of the US government agency or instrumentality; or (d) the credit of the instrumentality (examples of agencies and instrumentalities are Federal Land Banks, Farmers Home Administration, Central Bank for

Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US government obligations on a forward commitment basis.

                          TAX FREE MONEY MARKET FUND

  The Tax Free Money Market Fund's objective is to provide the maximum current income exempt from federal income tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations. The Fund intends to invest 100% and will always invest 80% of its total assets in municipal obligations.

  The Fund will invest in municipal obligations which at the time of purchase have or are deemed to have remaining maturities of 397 days or less and (i) have received a rating in one of the two highest rating categories by two nationally recognized statistical rating agencies ("NRSROs"), including, but not limited to, S&P and Moody's (or, if only one NRSRO has rated the obligation, one of the two highest ratings of that NRSRO); (ii) backed by the full faith and credit of the United States; or (iii) if unrated, determined by the Investment Company's Board of Trustees to be of at least equal credit quality to obligations having the ratings described in (i) above. (See, the Statement of Additional Information for a description of the rating systems of NRSROs.) The Fund may invest up to 10% of its net assets in securities subject to legal or contractual restrictions on disposition or for which no readily available market exists.

  Municipal obligations in which the Fund may invest are described under "Limited Volatility Tax Free Fund." The Fund will purchase municipal obligations with demand features only when the demand instrument and the underlying municipal obligations meet the prescribed quality standards for the Fund. The Fund may purchase municipal obligations with a "put" or "stand-by commitment."

  MONEY MARKET, U.S. GOVERNMENT MONEY MARKET AND TAX FREE MONEY MARKET FUNDS. The Money Market, U.S. Government Money Market and Tax Free Money Market Funds (collectively, the "Money Market Funds") expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their portfolio securities at "amortized cost." The Funds will maintain a dollar-weighted average maturity of 90 days or less, invest only in securities with a remaining maturity at the time of purchase, or time of next interest rate reset of 397 days or less, and follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the portfolio securities.

INVESTMENT RESTRICTIONS

  The Funds have fundamental investment restrictions which cannot be changed without shareholder approval. The principal restrictions are the following, which, unless otherwise noted, apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:

  1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. A Fund's investment in "cash reserves" (see the next section) in shares of the Investment Company's Money Market Fund is not subject to this restriction or to restrictions 2 or 3.

  2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities). This restriction does not apply to the Real Estate Securities Fund, which may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.

  3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

  4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, and then only for temporary purposes; invest more than 5% of its assets in securities of issuers which, together with any predecessor, have been in operation for less than three years; or invest more than 5% of its assets in warrants. (Currently, no Fund intends to borrow in excess of 5% of its net assets.)

INVESTMENT POLICIES

  The Funds use certain investment instruments and techniques commonly used by institutional investors. The principal policies are the following:

  Cash Reserves. The Real Estate Securities, Emerging Markets, Equity T and Limited Volatility Tax Free Funds are authorized to invest their cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities which are at least comparable in quality to each Fund's permitted investments. In lieu of having each Fund make separate, direct investments in money market instruments, the Funds and their money managers may elect to invest the Funds' cash reserves in the Money Market Fund. FRIMCo currently waives its management fee for each of the Funds to the extent a Fund incurs Money Market Fund management fees in respect of its investment in the Money Market Fund, thereby eliminating any duplication of fees.

  Repurchase Agreements. Each Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Investment Policies -- Illiquid Securities," a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Money Market Funds will not invest more than 10% of their respective net assets (taken at current market value) in repurchase agreements and other illiquid securities maturing in more than seven days.

  Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with each Fund's ability to manage its investment portfolio and honor redemption requests. When effecting such transactions, liquid assets of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled.

  Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by a money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect, subject to the limitation described in "Investment Policies -- Illiquid Securities."

  Lending Portfolio Securities. The Real Estate Securities, the Emerging Markets, the Equity T, the Money Market and the U.S. Government Money Market Funds may lend portfolio securities with a value of up to 33.33% of each Fund's total assets. Such loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. The collateral is "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities.

  Cash collateral is invested in high-quality short-term instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities and the remainder is then divided between the Fund and the Fund's Custodian.

  Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

  Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. The Investment Company may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

  Illiquid Securities. The Real Estate Securities, the Emerging Markets, the Equity T and the Limited Volatility Tax Free Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular

Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

  Liquidity Portfolios. The Management Company will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5%-15% of the Real Estate Securities, Emerging Markets and Equity T Funds' assets assigned to a "Liquidity Portfolio." The Liquidity Portfolio will be used to create temporarily an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

  Investment in Foreign Securities. The Funds, other than the Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund, may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are often incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

  The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets.

  Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because each Fund's foreign securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of a Fund's foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market counties.

  Depository Receipts. Funds may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets.

  Forward Foreign Currency Exchange Contracts ("forward currency contracts"). The Emerging Markets Fund may enter into forward currency contracts, which are agreements to exchange one currency for another -- for example, to exchange a certain amount of US dollars for a certain amount of Japanese yen -- at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that the Fund enters into the contract. The Emerging Markets Fund may engage in forward currency contracts that involve a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Fund's portfolio securities are denominated. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. The Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that the Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts.

  Upon maturity of a forward currency contract, the Emerging Markets Fund may
(a) pay for and receive, or deliver and be paid for, the underlying currency,
(b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward currency contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. The Fund also may be able to negotiate such an offset prior to maturity of the original forward currency contract. There can be no assurance that new forward currency contracts or offsets will always be available to the Fund.

  Forward currency contracts will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of the Emerging Markets Fund's portfolio securities or adversely affect the price of securities which the Fund intends to purchase at a later date. The amount the Fund may invest in forward currency contracts is limited to the amount of the Fund's aggregate investments in foreign currencies.

  The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict the Emerging Markets Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaged in that strategy.

  The Emerging Markets Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

  Options. The Funds, other than the Money Market Funds, may purchase and sell (write) call and put options on securities and securities indexes provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds, other than the Money Market Funds, may also purchase and sell put and call options on foreign currencies.

  A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

  Call and Put Options on Securities. A call option on a specific security gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option on a specific security gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

  A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

  A Fund may write a call or a put option only if the option is covered by the Fund by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligations as the writer of the option.

  To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

  The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities.

  The Funds intend to purchase and write call and put options on specific securities. The Funds will purchase and write options only to the extent permitted by the policies of state securities authorities in states where the shares of the Funds are qualified for offer and sale.

  Securities Index Options. An option on a securities index is a contract which gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index and the exercise price of the option times a multiplier established by the exchange on which the stock index is traded. It is similar to an option on a specific security except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in the specific security.

  Options on Foreign Currency. The Funds may purchase and write call and put options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. (See also "Call and Put Options on Securities," above.)

  Risk Factors. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

  Where a Fund writes a call option, it has, in return for the premium it receives, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

  There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

  Futures Contracts and Options on Futures Contracts. The Real Estate Securities, the Emerging Markets, the Equity T and the Limited Volatility Tax Free Funds may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.

  An interest rate or foreign currency futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

  Each Fund may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

  There are several risks associated with the use of futures and options on futures contracts for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted.

  There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

  A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options" above.

  A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission. A Fund may also enter into futures contracts and options on futures contracts for non-hedging purposes, provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

  High Risk Bonds. The Funds, with the exception of the Emerging Markets Fund, do not invest assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's and above are considered by those rating agencies to be "investment grade" securities, although Moody's and S&P consider securities rated Baa and BBB, respectively, to have some speculative characteristics.

The Funds, other than the Emerging Markets Fund, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interests rates.

  The Emerging Markets Fund may invest up to 5% of its total assets in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the Fund's money managers to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the growth of the market for lower rated debt securities has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The Emerging Markets Fund's money managers will seek to reduce the risks associated with investing in such securities by limiting the Fund's holding in such securities and by the depth of their own credit analysis. For additional information, please refer to the Statement of Additional Information.

  Credit and Liquidity Enhancements. The Money Market Fund and the Tax Free Money Market Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to the Funds that invest in these securities and may affect their share prices.

                        PORTFOLIO TRANSACTION POLICIES

  Decisions to buy and sell securities are made by the money managers for the assets assigned to them, and by FRIMCo as to other assets. The Limited Volatility Tax Free Fund gives significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions, and the Equity T Fund seeks to minimize the impact of taxes on the Fund's shareholders' returns. The money managers make decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund could be selling a security when another money manager for the same Fund (or for another series of the Investment Company) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transactions based costs. The strategy of minimizing the impact of taxes on shareholders' investment returns and avoiding the recognition of capital gains may constrain the ability of FRIMCo to change money managers of the Equity T Fund. The annual portfolio turnover rates for the Funds (other than the Money Market Funds) are shown in the Financial Highlights tables.

  FRIMCo and the various money managers arrange for the purchase and sale of the Investment Company's securities and the selection of brokers and dealers (including affiliates), which in their best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. In addition to price and commission rates, brokers and dealers may be selected based on research, statistical or other services they are able to provide. This may cause the Investment Company to pay commissions at rates that exceed rates that other brokers and dealers may have charged if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

  The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of FRIMCo, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Similarly, the Funds may effect portfolio transactions through and pay brokerage commissions to the various money manager affiliated brokers.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

  The Board of Trustees presently intends that dividends will be declared from net investment income and (for the Money Market Funds only) net short-term capital gains, if any, for payment on the following schedule:

 DECLARED              PAYABLE
 --------              -------
 Daily     1st business day of following   Money Market, U.S. Government
           month                           Money Market and Tax Free
                                           Money Market Funds
 Monthly   Early in the following month    Limited Volatility Tax Free Fund
 Quarterly Mid: April, July, October and   Real Estate Securities Fund
           December
 Annually  Mid-December                    Emerging Markets and Equity T
                                           Funds

  The Money Market Funds determine net investment income immediately prior to the determination of the net asset value per share at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each business day. Net investment income will be credited daily to the accounts of shareholders of record prior to the net asset value calculation and paid monthly.

CAPITAL GAINS DISTRIBUTIONS

  The Board intends that distributions will be declared from capital gains through October 31 (excess of capital gains over capital losses) annually, generally in mid-December. In addition, in order to satisfy certain distribution requirements, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year. Capital gains realized during November and December will be distributed during the month of February of the following year.

  Investors should be aware that by purchasing shares shortly before the record date of a dividend or capital gains distribution, they will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gains distribution. Investors should also be aware that all shareholders will share in and be taxed on distributions of gain realized by a Fund on the sale of securities that have increased in value.

AUTOMATIC REINVESTMENT

  All dividends and distributions will be automatically reinvested, at the net asset value per share at the close of business on the record date, in additional shares of the Fund paying the dividend or making the distribution, unless a shareholder elects to have dividends or distributions paid in cash or invested in another Fund. Any election may be changed by delivering written notice no later than ten days prior to the payment date to Frank Russell Investment Management Company, the Investment Company's transfer and dividend paying agent (the "Transfer Agent"), at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                     TAXES

  Each Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code (the "Code"). By distributing substantially all of its net investment income and capital gains to shareholders and meeting certain other requirements, a Fund will generally not be liable for federal income or excise taxes. The Funds may be subject to nominal, if any, state and local taxes.

  For taxable shareholders: Dividends (except those of Limited Volatility Tax Free and Tax Free Money Market Funds) from net investment income and short-term capital gains will be taxable as ordinary dividends, whether paid in cash or reinvested in additional shares. However, depending upon the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Money Market Fund and U.S. Government Money Market Fund attributable to direct US Treasury and agency obligations may be exempt from state and local taxes. Long-term capital gains distributions declared by the Investment Company's Board are taxed as long-term gains regardless of the length of time a shareholder has held such shares. Distributions paid in excess of a Fund's earnings will be treated as a non-taxable return of capital. Dividends and distributions may otherwise also be subject to state or local taxes.

  While the Equity T Fund is managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within the Fund's or the money manager's control, and is impacted by shareholder purchase and redemption activity as well as by the performance of securities in which the Funds invest. Capital gains distributions by the Equity T Fund may vary considerably from year to year.

  For corporate investors, dividends from net investment income paid by the Real Estate Securities or Equity T Funds will generally qualify in part for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by such a Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

  The sale of shares of a Fund is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Except for shareholders of the Limited Volatility Tax Free or Tax Free Money Fund, any loss incurred on sale or exchange of a Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. Any loss incurred on sale or exchange of a Fund's shares, held for six months or less, will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. For shareholders of the Limited Volatility Tax Free or Tax Free Money Funds, any loss incurred on sale or exchange of such a Fund's shares, held for six months or less, will be disallowed to the extent of exempt-interest dividends paid with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

  The Emerging Markets Fund will receive dividends and interest paid by non-US issuers which will frequently be subject to withholding taxes by non-US governments. FRIMCo expects the Emerging Markets Fund to invest more than 50% of its total assets in non-US securities and to file specified elections with the Internal Revenue Service which will permit its shareholders either to deduct (as an itemized deduction in the case of an individual) such foreign taxes in computing taxable income, or to use these withheld foreign taxes as credits against US income taxes. The Fund's taxable shareholders must include their pro rata portion of the taxes withheld in their gross income for federal income tax purposes.

  The Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

  Shareholders of the Emerging Markets Fund should also be aware that for federal income tax purposes, foreign exchange losses realized by the Fund are treated as ordinary losses. This treatment may have the effect of reducing the Fund's income available for distribution to shareholders.

  The Limited Volatility Tax Free and Tax Free Money Market Funds anticipate that all dividends paid by the Funds will be exempt from federal income tax. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Limited Volatility Tax Free and Tax Free Money Market Funds do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a tax preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns. The Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Limited Volatility Tax Free and Tax Free Money Market Funds shares is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing shares of the Limited Volatility Tax Free or Tax Free Money Market Funds.

  Shareholders of the appropriate Funds will be notified after each calendar year of the amounts: of ordinary income dividends and long-term capital gains distributions, including any amounts which are deemed paid on December 31 of the prior year; of the dividends which qualify for the 70% dividends-received deduction available to corporations; of the Emerging Markets Fund's foreign taxes withheld; of the Limited Volatility Tax Free and Tax Free Money Market Funds' dividends subject to federal tax (if any) and attributable to each state; of income which is a tax preference item (if any) for alternative minimum tax purposes; and of the percentages of the Money Market Fund's and U.S. Government Money Market Fund's income attributable to US government, Treasury and agency securities.

  Each Fund is required to withhold 31% of all taxable dividends, distributions, and redemption proceeds payable to any non-corporate shareholder which does not provide the Fund with the shareholder's certified taxpayer identification number or required certifications or which is subject to backup withholding.

  Shareholders who are not US persons for purposes of federal income taxation should consult with their tax advisers regarding the applicability of income, estate or other taxes (including income tax withholding) on their investment in a Fund or on dividends and distributions received by them from a Fund and the application of foreign tax laws.

  Shareholders should consult their tax advisers with respect to the applicability of any state and local intangible property or income taxes to their shares of a Fund and distributions and redemption proceeds received from a Fund.

  Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Statement of Additional Information.

                        CALCULATION OF FUND PERFORMANCE

  From time to time, the Funds may advertise their performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for Class S shares of each of the Funds, are as follows:

                                     5 YEARS      10 YEARS
                           1 YEAR     ENDED        ENDED     INCEPTION TO
                           ENDED     DEC. 31,     DEC. 31,     DEC. 31,
                          DEC. 31,     1996         1996         1996     INCEPTION
                            1996   (ANNUALIZED) (ANNUALIZED) (ANNUALIZED)   DATE
                          -------- ------------ ------------ ------------ ---------
Real Estate Securities..    36.81%    17.50%         --         13.37%    07/28/89
Emerging Markets*.......   (12.26)      --           --          8.48     01/29/93
Equity T**..............      --        --           --          6.42     10/07/96
Limited Volatility Tax
 Free...................     3.07      4.51         5.12%        5.53     09/05/85
Money Market*...........     5.63      4.79         6.31         7.46     10/15/81
U.S. Government Money
 Market.................     5.40      4.33         5.78         5.92     09/05/85
Tax Free Money Market...     3.35      3.12          --          4.27     05/08/87

---------------------
 * The performance for the Emerging Markets Fund and the Money Market Fund prior to April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance results are reported net of investment advisory fees, but gross of any investment services fees. Descriptions of these services can be obtained from the investment manager upon request.
** Equity T commenced operations on October 7, 1996.

  The Limited Volatility Tax Free Fund also may from time to time advertise its yield. Yield, which is based on historical earnings and is not intended to indicate future performance, is calculated by dividing the net investment income per share earned during the most recent 30-day (or one month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day (or one month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts. The 30-day yield for the year ended December 31, 1996 for the shares of Limited Volatility Tax Free Fund was 3.62%.

  The Limited Volatility Tax Free Fund may also utilize tax equivalent yields computed in the same manner as yield above, with adjustment for a stated income tax rate. The 30-day tax equivalent yield for shares of the Fund for the year ended December 31, 1996, based on a tax rate of 39.6%, was 6.00%.

  The Money Market Funds also may advertise their yields and effective yields. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Funds refers to the income generated by an investment in the Money Market Funds over a seven-day period (which period will be stated in the advertisement). This yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base return. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Money Market Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The following are the current and effective yields for shares of the Money Market Funds during 1996 for the seven-day (and thirty-day, in the case of Tax Free Money Market) periods ended:

                             MARCH 31           JUNE 30        SEPTEMBER 30       DECEMBER 31
                         ----------------- ----------------- ----------------- -----------------
                         CURRENT EFFECTIVE CURRENT EFFECTIVE CURRENT EFFECTIVE CURRENT EFFECTIVE
                         ------- --------- ------- --------- ------- --------- ------- ---------
Money Market Fund.......  5.46%    5.61%    5.47%    5.62%    5.50%    5.65%    5.46%    5.61%
U.S. Government Money
 Market.................  5.28%    5.41%    5.21%    5.35%    5.24%    5.38%    5.31%    5.46%
Tax Free Money Market
   7 day period.........  3.23%    3.28%    3.29%    3.34%    3.48%    3.54%    3.65%    3.71%
  30 day period.........  3.17%    3.21%    3.25%    3.29%    3.35%    3.40%    3.35%    3.41%

  The Tax Free Money Market Fund may also utilize tax equivalent yields computed in the same manner as yield above, with adjustment for a stated income tax rate. The following are the current and effective tax equivalent yields for shares of the Tax Free Money Market Fund, based on a tax rate of 39.6%, during 1996 for the seven-day and thirty-day periods ended:

                             MARCH 31           JUNE 30        SEPTEMBER 30       DECEMBER 31
                         ----------------- ----------------- ----------------- -----------------
                         CURRENT EFFECTIVE CURRENT EFFECTIVE CURRENT EFFECTIVE CURRENT EFFECTIVE
                         ------- --------- ------- --------- ------- --------- ------- ---------
Tax Free Money Market
   7 day period.........  5.35%    5.43%    5.45%    5.53%    5.77%    5.86%    6.04%    6.14%
  30 day period.........  5.25%    5.31%    5.37%    5.45%    5.55%    5.63%    5.55%    5.65%

  Each Fund may also advertise non-standardized performance information that is for periods in addition to those required to be presented.

                           VALUATION OF FUND SHARES

NET ASSET VALUE PER SHARE

  The net asset value per share is calculated for shares of each class of each Fund on each business day on which shares are offered or orders to redeem are tendered. (Unless otherwise indicated, "shares" refers to the Class S Shares of the Funds.) For the Real Estate Securities, the Emerging Markets, the Equity T and the Limited Volatility Tax Free Funds, a business day is one on which the New York Stock Exchange is open for trading. A business day for the Money Market Funds includes any day on which the New York Stock Exchange is open for trading and the Boston Federal Reserve Bank is open. Net asset value per share is computed for a Fund's Class S Shares by dividing the current value of the Fund's assets attributable to the Class S Shares, less liabilities attributable to the Class S Shares, by the number of Class S Shares of the Fund outstanding, and rounding to the nearest cent. All Funds determine net asset value as of the close of the regular session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). The Money Market Fund and U.S. Government Money Market Fund also determines their net asset values as of 1:00 p.m. Eastern time, and the Tax Free Money Market Fund as of 12:00 noon Eastern time.

VALUATION OF PORTFOLIO SECURITIES

  With the exceptions noted below, the Funds value portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price and futures contracts are valued on the basis of the last sale price.

  Because many fixed-income securities do not trade each day, last sale or bid prices are frequently not available. Fixed-income securities therefore may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

  International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

  The Money Market Funds' portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Money Market Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act. Money market instruments maturing within 60 days of the valuation date held by Funds other than the Money Market Funds are also valued at "amortized cost," unless the Board determines that amortized cost does not represent fair value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Funds would receive if they sold the instrument.

  The municipal investments of the Limited Volatility Tax Free Fund are appraised or priced by an independent pricing source, approved by the Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

  The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                            PURCHASE OF FUND SHARES

  Shares of the Funds are sold on each business day at the net asset value next determined after an order is received in proper form, and the order has been accepted. All purchases must be made in US dollars. The Funds reserve the right to reject any purchase order.

ORDER PROCEDURES

  Orders by all investors (except for participants in the Three Day Settlement Program described below) to purchase Investment Company Fund shares must be received by the Transfer Agent, either by telephone, mail or entry into the shareholder recordkeeping system on a day when shares of the Fund are offered and orders in proper form accepted prior to:

  Close of the New York Stock Exchange   Real Estate Securities, Emerging
  (currently 4:00 p.m. Eastern Time)     Markets, Equity T and Limited
  11:45 a.m. Eastern time                Volatility Tax Free Funds
  12:15 p.m. Eastern time                Tax Free Money Market Fund
  12:45 p.m. Eastern time                U.S. Government Money Market Fund
                                         Money Market Fund

  Orders for the Money Market Funds' shares placed prior to the above time and in the proper form can be accepted for pricing and investment, and will begin to earn income, on that day. Money Market Funds' orders received after that time will not be accepted for pricing and investment until the next business day. Orders for shares of any Fund that are not accepted before the respective time for that Fund can not be invested in the particular Fund nor begin to earn income until the next day on which shares of that Fund are offered.

  Payment Procedures: Payment for the purchase of Fund shares must be received by the Funds' Custodian or Transfer Agent, depending on the method of payment, on the day the order is accepted (except for participants in the Three Day Settlement Program described below). There are several ways to pay for orders for a Fund:

  Federal Funds Wire. Payment for orders may be made by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company.

  Automated Clearing House ("ACH"). Payment for orders may be made through the ACH to the Funds' Custodian, State Street Bank and Trust Company. However, funds transferred by ACH may or may not be converted into federal funds the same day depending on the time the funds are received and the bank wiring the funds. If the funds are not converted the same day, they will be converted the next business day. Therefore, the order would be placed the next business day.

  Automatic Investment Program. A shareholder may make scheduled investments (minimum $50.00) in an established account in a Fund on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from the shareholder's bank account. A separate transfer is required for each Fund in which shares are to be purchased. A shareholder may, of course, terminate the program as to further transfers at any time. Contact the Financial Intermediary from whom you received this prospectus for further information on this program and an enrollment form.

  Check. Payment for orders may be made by check or other negotiable bank draft payable to "Frank Russell Investment Company" and mailed to a Financial Intermediary or the Transfer Agent, P.O. Box 1591, Tacoma, WA 98401-1591. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. Investments in the Money Market Funds will be effected only when the check or draft is converted to federal funds. The investment will not begin to earn dividend income until the receipt of federal funds by the relevant Fund. Investments in the non-Money Market Funds will be effected upon receipt of the check or draft by the Transfer Agent, when the check or draft is received prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). When the check or draft is received by the Transfer Agent after the close of the New York Stock Exchange, the order will be effected on the following business day.

IN-KIND EXCHANGE OF SECURITIES

  The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the particular Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled, which is usually within 15 days following the purchase by exchange. A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange. Investors interested in making an in-kind exchange are encouraged to consult with their tax advisers.

  The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

THREE DAY SETTLEMENT PROGRAM

  The Investment Company will accept orders from financial institutions to purchase shares of the Funds, other than the Money Market Funds, for settlement on the third business day following the receipt of an order to be paid by a federal wire if the investor has agreed in writing to indemnify the Fund against any losses as a result of nonreceipt of payment. For further information on this program, contact the Investment Company.

THIRD PARTY TRANSACTIONS

  Investors purchasing Fund shares through a program of services offered by a Financial Intermediary, such as a bank, broker-dealer, investment advisor or others, may be required to pay additional fees by such Intermediary. Investors should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

EXCHANGE PRIVILEGE

  Shareholders may exchange shares of any Fund offered by this Prospectus for shares of any other Fund included in the Investment Company's other prospectuses on the basis of current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by the Investment Company through another prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including prospectuses of other Investment Company Funds, contact a Financial Intermediary or the Investment Company. Exchanges may be made (i) by telephone if the registrations of the two accounts are identical; or (ii) in writing addressed to the Investment Company.

  An exchange is a redemption of shares and is treated as a sale for income tax purposes, and a short or long-term capital gain or loss may be realized. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request). Each investor is encouraged to consult with his or her tax adviser. Exchanges from Equity T Fund will be considered to be redemptions and will be subject to a redemption fee. (See "Redemption of Fund Shares" in this Prospectus).

                           REDEMPTION OF FUND SHARES

  SHAREHOLDERS UNCERTAIN OF REQUIREMENTS FOR REDEMPTION SHOULD TELEPHONE THE FINANCIAL INTERMEDIARY FROM WHOM THEY RECEIVED THIS PROSPECTUS OR THE FUNDS AT
(800) 972-0700; IN WASHINGTON (253) 627-7001.

  For each Fund, Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below. In the case of the Equity T Fund, a redemption fee, calculated as a 1% discount of net asset value of the shares redeemed will be imposed. The redemption fee is retained by the Equity T Fund. See "Investment Objectives, Restrictions and Policies -- Equity T Fund" in this Prospectus for more information. As with the other Funds, shares of the Equity T Fund may be redeemed on any business day after the receipt of a redemption requests in proper form, described below.

  Payment will ordinarily be made in seven days. Generally, redemption proceeds will be wire-transferred to the shareholder's account or to an alternate account provided such request is given to the Transfer Agent in proper form, at a domestic commercial bank which is a member of the Federal Reserve System. Although the Funds currently do not charge such a fee, the Funds reserve the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption requests of investments made by check may be withheld for up to 15 days after the date of purchase to assure that checks in payment for orders to purchase shares are collected by the Funds. Upon request, redemption proceeds will be mailed to the shareholder's address of record or to an alternate address provided such request is sent to the Transfer Agent in proper form.

  Request Procedures. Requests by all investors to redeem Investment Company Fund shares must be received by the Transfer Agent, either by telephone, mail, entry into the shareholder recordkeeping system, or through the Systematic Withdrawal Payment Program, on the days requests to redeem are tendered, prior to:

  Close of the New York Stock Exchange   Real Estate Securities, Emerging
  (currently 4:00 p.m. Eastern Time)     Markets, Equity T and Limited
  11:45 a.m. Eastern time                Volatility Tax Free Funds
  12:15 p.m. Eastern time                Tax Free Money Market Fund
  12:45 p.m. Eastern time                U.S Government Money Market Fund
                                         Money Market Fund


  Redemption requests placed for the Money Market Funds prior to the above time will be tendered that day. Requests for these Funds after the above time will be taken until 4:00 p.m. Eastern time, but will not be tendered until the next business day.

  Requests for redemption by telephone or entry into the shareholder recordkeeping system must follow the procedures set forth in the Account Registration and Investment Instruction Form, or alternate procedures may be followed provided such requests are given to the Transfer Agent in proper form. In the unexpected event telephone lines are unavailable, shareholders should use the mail redemption procedures described below.

  Mail. Redemption requests may be made in writing directly to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401. For all Funds the redemption price will be the net asset value next determined after receipt by FRIMCo of all required documents in good order. In the case of the Equity T Fund, a redemption fee of 1% will be deducted from the amount of your redemption. "Good order" means that the request must include the following:

  A. A letter of instruction or a stock assignment designating specifically the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

  B. Such other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit sharing plans.

  Systematic Withdrawal Payment. The Systematic Withdrawal Payment ("SWP") program is an automated method for redeeming a predetermined dollar amount from a Fund shareholder account to meet a standing request. The program can be used to meet any request for periodic distributions of assets from Fund shareholder accounts. In view of its investment objective and management strategies, shareholders of the Equity T Fund are not able to participate in the SWP program.

  SWP Offering Date and Payment Procedures. SWP distributions occur once a month and are paid by wire or check, according to the instructions provided on the SWP form. If a client has more than one Fund from which a SWP is to be received, the client will receive one wire or check for each SWP Fund. SWP transactions are recorded on the twenty-fifth day of each month. If the twenty-fifth day falls on a weekend or holiday, the transaction will be recorded on the preceding business day. SWP payment dates are the first business day after the trade date. If the SWP is coming out of one of the Money Market Funds and the trade date falls on a Friday or the day before a holiday, income will be earned until the payment date.

  Distribution Frequency. Payments can be scheduled as monthly, quarterly, semiannual or annual distributions.

  SWP Distribution by Wire. Federal Funds Wire payments will be sent to designated bank on the payment date.

  SWP Distribution by Check. Checks will be sent by US Postal Service first class mail, from Boston, Massachusetts, to the requested address on the payment date.

  SWP Distribution by Electronic Fund Transfer. Electronic Fund Transfer payments will be sent to designated bank on payment date.

  A Systematic Withdrawal Payment form must be completed and mailed to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank

Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591. The Systematic Withdrawal Payment form must be received by FRIMCo five business days before the initial distribution date.

  Redemption in Kind. A Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of securities from the Fund's portfolio, in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if any unlikely emergency conditions, as specified in the 1940 Act or determined by the SEC, should develop.

                            ADDITIONAL INFORMATION

DISTRIBUTOR, CUSTODIAN, INDEPENDENT ACCOUNTANTS, AND REPORTS

  Russell Fund Distributors, Inc., a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

  State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, holds all portfolio securities and cash assets of the Funds, prepares tax records and provides portfolio recordkeeping services. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Funds.

  Coopers & Lybrand L.L.P., Boston, Massachusetts, are the Funds' independent accountants. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P. Shareholders may also receive additional reports concerning the Funds, or their accounts, from FRIMCo.

ORGANIZATION, CAPITALIZATION, AND VOTING

  The Investment Company was organized as a Maryland corporation on March 6, 1981, and commenced offering shares on October 15, 1981. On January 2, 1985, the Investment Company reorganized by changing its domicile and legal status to a Massachusetts business trust and now operates under an amended Master Trust Agreement dated July 26, 1984. Frank Russell Company has the right to grant the nonexclusive use of the name "Frank Russell" or any derivation thereof to any other investment company or other business enterprise, and to withdraw from the Investment Company the use of the name "Frank Russell."

  The Investment Company issues shares of beneficial interest divisible into an unlimited number of funds, each of which funds is a separate trust under Massachusetts law, and the funds' shares may be offered in multiple classes. Shares of each class of a Fund represent proportionate interests in the assets of that Fund attributable to that class, and have the same voting and other rights and preferences as the shares of other classes of the Fund. Shares of each class of a Fund are entitled to such dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Each share of a class of a Fund has one vote; there are no cumulative voting rights. There are no Annual Meetings of shareholders, but Special Meetings may be held. On any matter which affects only a particular Fund or class, only shareholders of that Fund or class, as applicable, will vote, unless otherwise required by the 1940 Act or the amended Master Trust Agreement.

  In addition to offering Class S Shares, the Emerging Markets and the Real Estate Securities Funds also offer beneficial interests in Class C Shares, which are described in a separate prospectus relating to that class. Class C Shares of the Emerging Markets and Real Estate Securities Funds are designed to meet different investor needs and are subject to a Rule 12b-1 distribution fee and to a shareholder servicing fee, which may effect the performance of the Class C Shares. To obtain more information concerning Class C Shares, contact the Financial Intermediary from whom you obtained this prospectus or write to the Secretary, Frank Russell Investment Company, at the address listed on the cover of this Prospectus, or call (800) 972-0700.

  The Trustees hold office for the life of the Investment Company. A Trustee may resign or retire, and a Trustee may be removed at any time by, in substance, a vote of two-thirds of Investment Company shares. A vacancy in the Board of Trustees shall be filled by the vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders.

  At March 31, 1997, the following shareholder may be deemed by the 1940 Act to "control" the Funds listed after its name because it owns more than 25% of the voting shares of the indicated Fund: Citizens Bank (Saginaw)--Tax Free Money Market Fund; Indiana Trust & Investment Company--Equity T Fund.

                            MONEY MANAGER PROFILES

  The money managers other than the Investment Manager for the Money Market Fund and the U.S. Government Money Market Fund, identified below have no other affiliations with the Funds, FRIMCo, or with Frank Russell Company. Each money manager has been in business for at least three years and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Investment Company Funds, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.

                          REAL ESTATE SECURITIES FUND

  Cohen & Steers Capital Management, 757 Third Avenue, New York, NY 10017, is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

  AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803, is a wholly-owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly held Corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

                             EMERGING MARKETS FUND

  Genesis Asset Managers, Ltd., 21 Knights Bridge, London, SW1X 7LY, is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd. is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

  J.P. Morgan Investment Management Inc., 522 Fifth Avenue, 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan and Co. Incorporated, a publicly held bank holding company.

  Montgomery Asset Management, L.L.C., 101 California Street, San Francisco, CA 94111, is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

                                 EQUITY T FUND

  J.P. Morgan Investment Management Inc. See: Emerging Markets Fund.

                       LIMITED VOLATILITY TAX FREE FUND

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116, is a wholly owned, indirect subsidiary of Sun Life Assurance Company of Canada
(US), a mutual insurance company.

  T. Rowe Price Associates, Inc., 100 E. Pratt Street, Baltimore, MD 21202, is a Company whose stock is publicly traded, and a large portion of its stock is held by active employees.

                               MONEY MARKET FUND

  Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402, is a registered investment adviser wholly owned by Frank Russell Company.

                       U.S. GOVERNMENT MONEY MARKET FUND

  Frank Russell Investment Management Company See: Money Market Fund.

                          TAX FREE MONEY MARKET FUND

  Weiss, Peck & Greer, L.L.C., One New York Plaza, 30th Floor, New York, NY 10004, is a registered investment adviser which is wholly owned by its principals.

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATIONS THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUNDS OR THE MONEY MANAGERS SINCE THE DATE HEREOF; HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                         IN WASHINGTON, (253) 627-7001

                                 MONEY MANAGERS
REAL ESTATE SECURITIES FUND
Cohen & Steers Capital Management
AEW Capital Management, L.P.

EMERGING MARKETS FUND
Genesis Asset Managers, Ltd.
J.P. Morgan Investment Management Inc.
Montgomery Asset Management, L.L.C.

EQUITY T FUND
J.P. Morgan Investment Management Inc.

LIMITED VOLATILITY TAX FREE FUND
MFS Institutional Advisors, Inc.
T. Rowe Price Associates, Inc.

MONEY MARKET FUND
Frank Russell Investment Management Company

U.S. GOVERNMENT MONEY MARKET FUND
Frank Russell Investment Management Company

TAX FREE MONEY MARKET FUND
Weiss, Peck & Greer, L.L.C.

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
Frank Russell Investment Management Company 909 A Street
Tacoma, Washington 98402

CONSULTANT
Frank Russell Company
909 A Street
Tacoma, Washington 98402

DISTRIBUTOR
Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington 98402

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600-One Commerce Square
Philadelphia, PA 19103-7098

OFFICE OF SHAREHOLDER INQUIRIES
909 A Street
Tacoma, Washington 98402
(800) 972-0700
In Washington, (253) 627-7001